       As filed with Securities and Exchange Commission on July 22, 2009.
                                                            File Nos. 333-146452
                                                                       811-08369
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 4                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                   Amendment No. 7                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on July 27, 2009 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Annuity Account Five of First SunAmerica Life Insurance Company under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Seasons Select II Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Seasons Select II Variable
                                                Annuity; Purchasing a Seasons Select
                                                II Variable Annuity; Investment
                                                Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Seasons Select II Variable Annuity
                                          (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Seasons Select II Variable
                                          Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            (Seasons Select II LOGO)
                                   PROSPECTUS
                                  JULY 27, 2009


               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                               issued by Depositor

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                        FS VARIABLE ANNUITY ACCOUNT FIVE


This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Premier Portfolios identified below are part of one of the following Trusts: SunAmerica Series Trust, Fidelity Variable Insurance Products, and T. Rowe Price Equity Series, Inc. The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies identified below are part of the Seasons Series Trust.


PREMIER PORTFOLIOS
                                       MANAGED BY:
AMERICAN FUNDS GLOBAL GROWTH SAST      Capital Research and Management Company

AMERICAN FUNDS GROWTH SAST             Capital Research and Management Company

AMERICAN FUNDS GROWTH-INCOME SAST      Capital Research and Management Company

FIDELITY VIP CONTRAFUND(R)             Fidelity Management and Research Company

FIDELITY VIP EQUITY INCOME             Fidelity Management and Research Company

FIDELITY VIP INVESTMENT GRADE BOND     Fidelity Management and Research Company

FIDELITY VIP MID CAP                   Fidelity Management and Research Company

FIDELITY VIP OVERSEAS                  Fidelity Management and Research Company

T. ROWE PRICE BLUE CHIP GROWTH II      T. Rowe Price Associates, Inc.

T. ROWE PRICE EQUITY INCOME II         T. Rowe Price Associates, Inc.


SELECT PORTFOLIOS
                                       MULTI-MANAGED BY:

LARGE CAP GROWTH                       Goldman Sachs Asset Management, L.P., Janus
                                       Capital Management, LLC, AIG Global
                                       Investment Corp. ("AGIC")

LARGE CAP COMPOSITE                    SunAmerica Asset Management Corp. ("SAAMCo"),
                                       T. Rowe Price Associates, Inc., AGIC

LARGE CAP VALUE                        T. Rowe Price Associates, Inc., Wellington
                                       Management Company, LLP, AGIC

MID CAP GROWTH                         T. Rowe Price Associates, Inc., Wellington
                                       Management Company, LLP, AGIC

MID CAP VALUE                          Goldman Sachs Asset Management, L.P., Lord,
                                       Abbett & Co., LLC, AGIC

SMALL CAP                              SAAMCo, ClearBridge Advisors, LLC, AGIC

INTERNATIONAL EQUITY                   Janus Capital Management, LLC, Lord, Abbett &
                                       Co., LLC, AGIC

DIVERSIFIED FIXED INCOME               SAAMCo, Wellington Management Company, LLP,
                                       AGIC

STRATEGIC FIXED INCOME                 Franklin Advisers, Inc., Western Asset
                                       Management Company, AGIC

CASH MANAGEMENT                        Columbia Management Advisors, LLC


FOCUSED PORTFOLIOS
                                       MULTI-MANAGED BY:

FOCUS GROWTH                           SAAMCo, Janus Capital Management, LLC.,
                                       Marsico Capital Management, LLC

FOCUS GROWTH AND INCOME                SAAMCo, Marsico Capital Management, LLC.,
                                       Thornburg Investment Management, Inc.

FOCUS VALUE                            J.P. Morgan Investment Management, Inc.,
                                       Northern Trust Investments, N.A., Third
                                       Avenue Management LLC

FOCUS TECHNET                          SAAMCo, BAMCO, Inc., RCM Capital Management,
                                       LLC



SEASONS MANAGED ALLOCATION PORTFOLIOS
                                       MANAGED BY:

ALLOCATION GROWTH                      Ibbotson Associates Advisors, LLC

ALLOCATION MODERATE GROWTH

ALLOCATION MODERATE

ALLOCATION BALANCED


SEASONS STRATEGIES*
                                       MULTI-MANAGED BY:

                                       SAAMCo, Janus Capital Management, LLC, Lord,
                                       Abbett & Co., LLC, Putnam Investment
                                       Management, LLC, T. Rowe Price Associates,
                                       Inc., and Wellington Management Company, LLP

GROWTH STRATEGY                        (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Growth Portfolio)

MODERATE GROWTH STRATEGY               (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Moderate Growth Portfolio)

BALANCED GROWTH STRATEGY               (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Income/Equity Portfolio)

CONSERVATIVE GROWTH STRATEGY           (which invests in Stock Portfolio, Asset
                                       Allocation: Diversified Growth Portfolio and
                                       Multi-Managed Income Portfolio)


* Seasons Strategies are Variable Portfolios comprised of certain Underlying Funds of the Seasons Series Trust. Each Seasons Strategy is multi-managed by a group of managers identified above.





Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated July 27, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GLOSSARY..................................................................     3
HIGHLIGHTS................................................................     4
FEE TABLE.................................................................     5
     Maximum Owner Transaction Expenses...................................     5
     Contract Maintenance Fee.............................................     5
     Separate Account Annual Expenses.....................................     5
     Additional Optional Feature Fees.....................................     5
          Optional MarketLock Income Plus Fee.............................     5
          Optional MarketLock For Life Plus Fee...........................     5
          Optional MarketLock For Life Fee................................     5
     Underlying Fund Expenses.............................................     5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES......................................     7
THE SEASONS SELECT(II) VARIABLE ANNUITY...................................     8
PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY..........................     8
     Allocation of Purchase Payments......................................     9
     Accumulation Units...................................................    10
     Free Look............................................................    10
     Exchange Offers......................................................    10
     Important Information for Military Servicemembers....................    11
INVESTMENT OPTIONS........................................................    11
     Variable Portfolios..................................................    11
     Premier Portfolios...................................................    14
     Select Portfolios....................................................    14
     Focused Portfolios...................................................    14
     Seasons Managed Allocation Portfolios................................    14
     Seasons Strategies...................................................    14
     Strategic Allocation Program.........................................    17
     Substitution, Addition or Deletion of Variable Portfolios............    18
     Fixed Accounts.......................................................    18
     Dollar Cost Averaging Fixed Accounts.................................    19
     Dollar Cost Averaging Program........................................    19
     Transfers During the Accumulation Phase..............................    20
     Automatic Asset Rebalancing Program..................................    22
     Return Plus Program..................................................    22
     Voting Rights........................................................    23
ACCESS TO YOUR MONEY......................................................    23
     Free Withdrawal Provision............................................    23
     Systematic Withdrawal Program........................................    24
     Nursing Home Waiver..................................................    25
     Minimum Contract Value...............................................    25
     Qualified Contract Owners............................................    25
OPTIONAL LIVING BENEFITS..................................................    25
     MarketLock Income Plus...............................................    26
     MarketLock For Life Plus.............................................    31
     MarketLock For Life..................................................    36
     Additional Information About the Optional Living Benefits............    41
DEATH BENEFITS............................................................    43
     Death Benefit Defined Terms..........................................    44
     Standard Death Benefit...............................................    44
     Optional Combination HV & Roll-Up Death Benefit......................    45
     Optional Maximum Anniversary Value Death Benefit.....................    45
     Optional EstatePlus Benefit..........................................    46
     Spousal Continuation.................................................    46
EXPENSES..................................................................    47
     Separate Account Expenses............................................    47
     Withdrawal Charges...................................................    47
     Underlying Fund Expenses.............................................    48
     Contract Maintenance Fee.............................................    48
     Transfer Fee.........................................................    48
     Optional Living Benefits Fees........................................    48
     Optional MarketLock Income Plus Fee..................................    49
     Optional MarketLock For Life Plus Fee................................    49
     Optional MarketLock For Life Fee.....................................    49
     Optional Combination HV & Roll-Up Death Benefit Fee..................    49
     Optional Maximum Anniversary Value Death Benefit Fee.................    49
     Optional EstatePlus Fee..............................................    49
     Premium Tax..........................................................    49
     Income Taxes.........................................................    49
     Reduction or Elimination of Fees, Expenses and Additional Amounts
       Credited...........................................................    49
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT..................    49
ANNUITY INCOME OPTIONS....................................................    51
     Annuity Date.........................................................    51
     Annuity Income Options...............................................    51
     Fixed or Variable Annuity Income Payments............................    52
     Annuity Income Payments..............................................    52
     Transfers During the Income Phase....................................    52
     Deferment of Payments................................................    53
TAXES.....................................................................    53
     Annuity Contracts in General.........................................    53
     Tax Treatment of Distributions - Non-Qualified Contracts.............    53
     Tax Treatment of Distributions - Qualified Contracts.................    53
     Required Minimum Distributions.......................................    55
     Tax Treatment of Death Benefits......................................    55
     Tax Treatment of Optional Living Benefits............................    56
     Contracts Owned by a Trust or Corporation............................    56
     Gifts, Pledges and/or Assignments of a Contract......................    56
     Diversification and Investor Control.................................    56
OTHER INFORMATION.........................................................    57
     The Distributor......................................................    57
     The Company..........................................................    57
     The Separate Account.................................................    58
     The General Account..................................................    58
     Financial Statements.................................................    59
     Administration.......................................................    60
     Legal Proceedings....................................................    60
     Registration Statements..............................................    60
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..................    61
APPENDIX A - CONDENSED FINANCIAL INFORMATION..............................   A-1
APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES............................   B-1
APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION................   C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY...............   D-1
APPENDIX E - IMPORTANT INFORMATION FOR SUNAMERICA ANNUITY AND LIFE
  ASSURANCE COMPANY CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.............   E-1
APPENDIX F - IMPORTANT INFORMATION FOR FIRST SUNAMERICA LIFE INSURANCE
  CONTRACTS ISSUED PRIOR TO FEBRUARY 1, 2008..............................   F-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") or First SunAmerica Life Insurance Company ("First SunAmerica" for contracts issued in New York only), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, and American Funds Growth-Income SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Each Seasons Managed Allocation Portfolio is structured as a Fund-of-Funds, investing its assets in a combination of Select Portfolios and Focused Portfolios.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.

INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - For contracts issued by SunAmerica Annuity, your 95th birthday or tenth contract anniversary, whichever is later. For contracts issued in New York only by First SunAmerica, your 90th birthday.



MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Fidelity Variable Insurance Products Trust, Seasons Series Trust, SunAmerica Series Trust and T. Rowe Price Equity Series, Inc.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - Refers to the Premier Portfolios, Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and/or Seasons Strategies. The Variable Portfolios invest in the Underlying Funds of the Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products (which includes the Fidelity Variable Insurance Products Trust I, Fidelity Variable Insurance Products Trust II and Fidelity Variable Insurance Products Trust IV) and T. Rowe Price Equity Series, Inc.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Seasons Select II Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which is currently waived for contracts of $50,000 or more. We also deduct separate account charges, which equal 1.40% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of 0.25%. If you elect optional features available under the contract, we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that Purchase Payment. PLEASE SEE FEE TABLE, PURCHASING A SEASONS SELECT(II) VARIABLE ANNUITY, FREE WITHDRAWAL PROVISIONS AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE
OF EACH PURCHASE PAYMENT)(2)................  7%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3)................   $35


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Separate Account Fee......................   1.40%
Optional Combination HV & Roll-Up Death
  Benefit Fee.............................   0.65%
Optional Maximum Anniversary Value Death
  Benefit Fee(4)..........................   0.20%
Optional EstatePlus Fee(5)................   0.25%
                                             ----
MAXIMUM SEPARATE ACCOUNT ANNUAL
  EXPENSES(6).............................   2.05%





ADDITIONAL OPTIONAL FEATURE FEES

You may elect one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           1.10%
For Two Covered Persons...........................           1.35%




OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.95%
For Two Covered Persons...........................           1.25%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(8)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%


UNDERLYING FUND EXPENSES
(AS OF DECEMBER 31, 2008)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND AND FUND-OF-FUNDS EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS, THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                         MINIMUM   MAXIMUM
----------------------------        -------   -------
(expenses that are deducted from
Trust assets, including
management fees, 12b-1 fees, if
applicable, and other expenses)..    0.67%     1.85%


FOOTNOTES TO THE FEE TABLE:


 (1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



 (2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines 7 years as follows:



   For Contracts Issued by SunAmerica Annuity (in all states except New York):



YEARS SINCE RECEIPT...............................................   1    2    3    4    5    6    7    8+
                                                                     7%   6%   6%   5%   4%   3%   2%   0%




   For Contracts Issued by First SunAmerica (New York only):



YEARS SINCE RECEIPT...............................................   1    2    3    4    5    6    7    8+
                                                                     7%   6%   5%   4%   3%   2%   1%   0%



   Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL PROVISION BELOW.


 (3) The contract maintenance fee may be waived if contract value is $50,000 or more. PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.



 (4) If your contract was issued by SunAmerica Annuity, the fee for the Maximum Anniversary Value death benefit is 0.15%.


 (5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value death benefit is also elected. This feature is not available on contracts issued in New York and Washington.

 (6) The Maximum Separate Account Annual Expenses reflect election of the Combination HV & Roll-Up death benefit which has the highest fee of the optional death benefits. This feature is not available on contracts issued in New York and Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect a living benefit. If you do not elect any optional features, your separate account annual expenses would be 1.40%.



 (7) MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal benefits. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 12th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

 (8) MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base in increased to the greater of
     (a) or (b), where (a) in the highest contract anniversary value (including Purchase Payments received in years 1-5, capped at the first year's Purchase Payments, less Purchase Payments in excess of the annual cap in contract year's 2-5 and all Purchase Payments after the first 5 years) and
     (b) is the current Income Base; adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of the withdrawal under this feature.

 (9) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.70% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver. If the fee waiver was reflected in the maximum expense, the expense would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.85%, (including the optional Maximum Anniversary Value death benefit and EstatePlus), the optional MarketLock Income Plus feature (1.35%) and investment in an Underlying Fund with total expenses of 1.85%.)

(1)  If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,210     $2,128     $2,944     $5,075


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $510      $1,528     $2,544     $5,075




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.40%, no election of optional features, and investment in an Underlying Fund with total expenses of 0.67%.)



(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $915      $1,264     $1,539     $2,452


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $215       $664      $1,139     $2,452


EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.


     In addition, depending on the state in which your contract was issued, your expenses may be lower.


4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


5. The Maximum Expense Examples reflect the highest possible combination of charges. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.05% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     THE SEASONS SELECT(II) VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream or other benefits in the event your contract value declines due to unfavorable investment performance.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         PURCHASING A SEASONS SELECT(II)
                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

-------------------------------------------------------------------
                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                          PURCHASE PAYMENT       PURCHASE PAYMENT
-------------------------------------------------------------------
      Qualified                $2,000                  $500
-------------------------------------------------------------------
    Non-Qualified              $5,000                  $500
-------------------------------------------------------------------




Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP


We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.


DOMESTIC PARTNERS AND SAME-SEX SPOUSES





Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow Same-Sex Spouses to marry ("Same-Sex Spouses"). However, Domestic Partners and Same-Sex Spouses who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners and same-sex partners to fully benefit from certain benefits and features of the contract, such as optional living benefits, if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.



ASSIGNMENT OF THE CONTRACT



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following address:


SunAmerica Annuity
P.O. Box 100330
Pasadena, CA 91189-0330


First SunAmerica (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:


SunAmerica Annuity
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330


First SunAmerica (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Seasons Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo"), a wholly-owned subsidiary of SunAmerica Annuity.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.


     FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES



     The following Variable Portfolios are part of the Fidelity Variable Insurance Products: Fidelity VIP Equity Income, Fidelity VIP Contrafund(R), Fidelity VIP Mid Cap, Fidelity VIP Overseas and Fidelity VIP Investment Grade Bond. Fidelity Management and Research Company is the investment adviser for these funds.


     SEASONS SERIES TRUST -- CLASS 3 SHARES


     The Select Portfolios, Focused Portfolios, Seasons Managed Allocation Portfolios and Seasons Strategies listed below are part of Seasons Series Trust. SAAMCo manages this Trust and engages subadvisers to provide investment advice for certain of the Underlying Funds.


     Special note should be taken of the similarities and differences between the Seasons Managed Allocation Portfolios and the Seasons Strategies, described in detail below. Each alternative reflects an allocation model. The Seasons Managed Allocation Portfolios differ from the Seasons Strategies in the following respects. The Seasons Managed Allocation Portfolios are Fund-of-Funds; a professional manager actively manages the Seasons Managed Allocation Portfolios' investments in the Select and Focused Portfolios. The Seasons Strategies are not Fund-of-Funds and are limited to investment in the specified funds of the Seasons Series Trust with a pre-determined target asset allocation mix that does not change over the life of the contract. Thus, the Seasons Managed Allocation Portfolios are responsive to changing market conditions, and current judgments of professional management, while the Seasons Strategies assume that the pre-determined asset allocation mix will continue to be consistent with its risk objective. Please read the descriptions of each alternative carefully for more details.


     If you purchased your contract prior to November 17, 2003, Class 2 Shares of certain Underlying Funds of Seasons Series Trust were offered in your contract. PLEASE SEE APPENDIX A BELOW FOR DETAILS.


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     The following Variable Portfolios are part of SunAmerica Series Trust:
     American Funds Global Growth SAST, American Funds Growth SAST and American Funds Growth-Income SAST. These Underlying Funds have a Master-Feeder structure. Capital Research and Management Company is the investment adviser of the Master Funds in which the Feeder Funds invest. SAAMCo manages the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.


     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.



     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.



     T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES


     The following Variable Portfolios are part of the T. Rowe Price Equity Series, Inc. Trust: T. Rowe Price Blue Chip Growth II and T. Rowe Price Equity Income II. T. Rowe Price Associates, Inc. is the investment adviser for this Trust.

YOU SHOULD READ THE TRUST PROSPECTUSES CAREFULLY BEFORE INVESTING. THE TRUST PROSPECTUSES CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS INCLUDING INVESTMENT OBJECTIVES, GOALS AND RISK FACTORS.

INVESTMENT OPTIONS

Each Variable Portfolio and its respective managers are:


PREMIER PORTFOLIOS                   MANAGED BY:

AMERICAN FUNDS GLOBAL GROWTH SAST    Capital Research and Management Company

AMERICAN FUNDS GROWTH SAST           Capital Research and Management Company

AMERICAN FUNDS GROWTH-INCOME SAST    Capital Research and Management Company

FIDELITY VIP CONTRAFUND(R)           Fidelity Management and Research Company

FIDELITY VIP EQUITY INCOME           Fidelity Management and Research Company

FIDELITY VIP INVESTMENT GRADE BOND   Fidelity Management and Research Company

FIDELITY VIP MID CAP                 Fidelity Management and Research Company

FIDELITY VIP OVERSEAS                Fidelity Management and Research Company

T. ROWE PRICE BLUE CHIP GROWTH II    T. Rowe Price Associates, Inc.

T. ROWE PRICE EQUITY INCOME II       T. Rowe Price Associates, Inc.


SELECT PORTFOLIOS                    MULTI-MANAGED BY:

LARGE CAP GROWTH                     Goldman Sachs Asset Management, L.P., Janus Capital
                                     Management, LLC, AGIC

LARGE CAP COMPOSITE                  SAAMCo, T. Rowe Price Associates, Inc., AGIC

LARGE CAP VALUE                      T. Rowe Price Associates, Inc., Wellington Management
                                     Company, LLP, AGIC

MID CAP GROWTH                       T. Rowe Price Associates, Inc., Wellington Management
                                     Company, LLP, AGIC

MID CAP VALUE                        Goldman Sachs Asset Management, L.P., Lord, Abbett & Co.,
                                     LLC, AGIC

SMALL CAP                            SAAMCo, ClearBridge Advisors, LLC, AGIC

INTERNATIONAL EQUITY                 Janus Capital Management, LLC, Lord, Abbett & Co., LLC, AGIC

DIVERSIFIED FIXED INCOME             SAAMCo, Wellington Management Company, LLP, AGIC

STRATEGIC FIXED INCOME               Franklin Advisers, Inc., Western Asset Management Company,
                                     AGIC

CASH MANAGEMENT                      Columbia Management Advisors, LLC


FOCUSED PORTFOLIOS                   MULTI-MANAGED BY:

FOCUS GROWTH                         SAAMCo, Janus Capital Management, LLC, Marsico Capital
                                     Management, LLC

FOCUS GROWTH AND INCOME              SAAMCo, Marsico Capital Management, LLC, Thornburg
                                     Investment Management, Inc.

FOCUS VALUE                          J.P. Morgan Investment Management, Inc., Northern Trust
                                     Investments, N.A.,
                                     Third Avenue Management LLC

FOCUS TECHNET                        SAAMCo, BAMCO, Inc., RCM Capital Management, LLC


SEASONS MANAGED ALLOCATION PORTFOLIOS
MANAGED BY: Ibbotson Associates Advisors, LLC

ALLOCATION GROWTH

ALLOCATION MODERATE GROWTH

ALLOCATION MODERATE

ALLOCATION BALANCED


SEASONS STRATEGIES
MULTI-MANAGED BY: SAAMCo, Janus Capital Management, LLC, Lord, Abbett & Co., Putnam Investment
  Management, LLC,
  T. Rowe Price Associates, Inc., Wellington Management Company, LLP


GROWTH STRATEGY                      (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Growth
                                     Portfolio)

MODERATE GROWTH STRATEGY             (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Moderate
                                     Growth Portfolio)

BALANCED GROWTH STRATEGY             (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Income/Equity
                                     Portfolio)

CONSERVATIVE GROWTH STRATEGY         (which invests in Stock Portfolio, Asset Allocation:
                                     Diversified Growth Portfolio and Multi-Managed Income
                                     Portfolio)

PREMIER PORTFOLIOS

The Premier Portfolios reflect the investment expertise of a single investment manager and offer a broad range of investment categories.

SELECT PORTFOLIOS

The Select Portfolios each have a distinct investment objective, utilizing a disciplined investing style to achieve its objective. Each Select Portfolio invests in an Underlying Fund of the Seasons Series Trust. Except for the Cash Management Variable Portfolio, each Select Portfolio is multi-managed by a team of three subadvisers. One component of each Select Portfolio invests in a passively managed component that tracks a particular target index or subset of an index. The other two components are actively managed with the exception of the Diversified Fixed Income and Strategic Fixed Income Portfolios which do not have a passively managed component but three components which are all actively managed. The passively managed component of each Select Portfolio is intended to balance some of the risks associated with an actively traded portfolio. Please see the Seasons Series Trust prospectus for additional information regarding the management of the Select Portfolios.

FOCUSED PORTFOLIOS

Each multi-managed Focused Portfolio offers you at least three different managers. Each manager advises a separate portion of the Focused Portfolio. Each manager actively selects a limited number of stocks that represent their best stock selections. This approach to investing results in a more concentrated portfolio, which will be less diversified than other Variable Portfolios, and may be subject to greater market risks.

SEASONS MANAGED ALLOCATION PORTFOLIOS

Each Seasons Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of the Select Portfolios and the Focused Portfolios. A Fund-of-Funds generally offers investors an efficient means of diversification among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make that selection.

Each Seasons Managed Allocation Portfolio is managed by Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson creates a target allocation annually for each Seasons Managed Allocation Portfolio. The target allocation will reflect the percentage in which a Seasons Managed Allocation Portfolio should invest in the Select and Focused Portfolios. Due to market movements, portfolio management decisions or cash flow consideration, Ibbotson may determine that a Seasons Managed Allocation Portfolio's investments in the Select and Focused Portfolios require adjustments in order to meet its target allocation. Generally, Ibbotson will manage the investments among the Select and Focused Portfolios for each Seasons Managed Allocation Portfolio to match its target allocation and to rebalance assets back to the target allocation, as it deems necessary.

This approach allows the Seasons Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each underlying Select and Focused Portfolio; and 2) the overlay portfolio management provided by Ibbotson.

Each Seasons Managed Allocation Portfolio can invest in as many as all of the Select and Focused Portfolios. The four Seasons Managed Allocation Portfolios' objectives and investment strategies are:

--------------------------------------------------------------------------------
 SEASONS
 MANAGED
 ALLOCATION
 PORTFOLIOS         OBJECTIVE           INVESTMENT STRATEGY
--------------------------------------------------------------------------------
 Allocation Growth  Long-term capital   Invests primarily in equity-based
                    appreciation        portfolios. Designed to provide higher
                                        growth potential, while maintaining risk
                                        at a reasonable level.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Focuses on equity investing to help
 Moderate Growth    appreciation        maximize growth potential, but also
                                        invests a portion of its assets in the
                                        bond market for income.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Combines equity investing with increased
 Moderate           appreciation and    exposure to fixed income investing.
                    moderate current    Designed for investors who want growth,
                    income              but who are also seeking a moderate
                                        level of income.
--------------------------------------------------------------------------------
 Allocation         Long-term capital   Offers the greatest exposure to fixed
 Balanced           appreciation and    income. Designed for investors who need
                    income              greater balance of growth potential and
                                        current income.
--------------------------------------------------------------------------------


If you invest in a Seasons Managed Allocation Portfolio, you pay the expenses of the Seasons Managed Allocation Portfolio and indirectly pay a proportionate share of the expenses of the Underlying Funds in which the Seasons Managed Allocation Portfolio invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

SEASONS STRATEGIES

Each Seasons Strategy has a different investment objective and is a Variable Portfolio of the Separate Account that invests in three Underlying Funds of Seasons Series Trust. The allocation of money among these Underlying Funds varies depending on the objective of the Seasons Strategy. The Seasons Strategies are designed utilizing an asset allocation approach to meet your investment needs over time, considering factors such as your age, goals and risk tolerance. However, each Seasons Strategy is designed to achieve different levels of growth over time.

The three Underlying Funds in which a Seasons Strategy can invest are detailed in the pie chart on the following page. The Underlying Funds comprising the Seasons Strategies may only be purchased by the Seasons Strategies.

The Seasons Strategies use an investment approach based on asset allocation. This approach is achieved by each Seasons Strategy investing in distinct percentages in three specific Underlying Funds. In turn, the Underlying Funds invest in a combination of domestic and international stocks, bonds and cash. The goal for each Seasons Strategy is to have a specified asset mix of stocks, bonds and cash in accordance with the specified objective of the Seasons Strategy and relative to the Underlying Funds in which the Seasons Strategy invests. The stated target asset allocation percentages and the mix of Underlying Funds comprising each Seasons Strategy do not change for the life of the contract. Please see the Seasons Series Trust prospectus which describes in detail the Underlying Funds that comprise each Seasons Strategy.

SEASONS STRATEGY REBALANCING

Each quarter a rebalancing occurs among the Underlying Funds of the Season Strategies to realign each Seasons Strategy with its distinct percentage investment detailed below. This rebalancing is designed to help maintain the asset allocation mix for each Seasons Strategy. The pie charts on the following page demonstrate the asset allocation mix for each Seasons Strategy and the percentage allocation of each Underlying Fund in which the Seasons Strategy invests.

Before the end of each quarter (or as close to such date as is administratively practicable), your money will be allocated among the various Underlying Funds according to the percentages set forth on the next page. Additionally, within each Multi-Managed Portfolio, as identified below, your investment will be rebalanced among the various components. Rebalancing a Seasons Strategy may involve shifting a portion of assets out of Underlying Funds with higher returns into Underlying Funds with relatively lower returns.

                         GROWTH STRATEGY                                                MODERATE GROWTH STRATEGY

     GOAL:  Long-term growth of capital, allocating its assets           GOAL:  Growth of capital through investments in equities,
primarily to stocks. This Seasons Strategy may be best suited       with a secondary objective of conservation of principal by
for those with longer periods to invest.                            allocating more of its assets to bonds than the Growth Strategy.
                                                                    This Seasons Strategy may be best suited for those nearing
                    Target Asset Allocation:                        retirement years but still earning income.
         Stocks 80%          Bonds 15%          Cash 5%
                                                                                        Target Asset Allocation:
                     [GROWTH STRATEGY CHART]                                 Stocks 70%          Bonds 25%          Cash 5%
Stock Portfolio (T Rowe Price) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%                            [MODERATE GROWTH CHART]
Multi-Managed Growth Portfolio - 50%                                Stock Portfolio (T Rowe Price) - 20%
  Fixed Income component (Wellington) - 10%                         Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
  Balanced component (Lord Abbett/SAAMCo) - 10%                     Multi-Managed Moderate Growth Portfolio - 55%
  Aggressive Growth component (SAAMCo) - 10%                          Fixed Income component (Wellington) - 19.8%
  Growth component (Janus) - 20%                                      Balanced component (Lord Abbett/SAAMCo) - 9.9%
                                                                      Aggressive Growth component (SAAMCo) - 9.9%
                                                                      Growth component (Janus) - 15.4%





                    BALANCED GROWTH STRATEGY                                          CONSERVATIVE GROWTH STRATEGY

     GOAL:  Focuses on conservation of principal by investing in         GOAL:  Capital preservation while maintaining some
a more balanced weighting of stocks and bonds, with a secondary     potential for growth over the long term. This Seasons Strategy
objective of seeking a high total return. This Seasons Strategy     may be best suited for those with lower investment risk
may be best suited for those approaching retirement and with        tolerance.
less tolerance for investment risk.
                                                                                        Target Asset Allocation:
                    Target Asset Allocation:                                 Stocks 42%          Bonds 53%          Cash 5%
         Stocks 55%          Bonds 40%          Cash 5%
                                                                                       [CONSERVATIVE GROWTH CHART]
                     [BALANCED GROWTH CHART]                        Stock Portfolio (T Rowe Price) - 15%
Stock Portfolio (T Rowe Price) - 20%                                Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%
Asset Allocation: Diversified Growth Portfolio (Putnam) - 25%       Multi-Managed Income Portfolio - 60%
Multi-Managed Income/Equity Portfolio - 55%                           Fixed Income component (Wellington) - 45%
  Fixed Income component (Wellington) - 29.7%                         Balanced component (Lord Abbett/SAAMCo) - 10.2%
  Balanced component (Lord Abbett/SAAMCo) - 15.4%                     Growth component (Janus) - 4.8%
  Growth component (Janus) - 9.9%

STRATEGIC ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The Strategic Allocation Program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Strategic Allocation Program allows you to choose from one of the four Strategic Allocations designed to assist in meeting your stated investment goals.

Each of the Strategic Allocations allocate 33% of your investment in a STRATEGIC MODEL and the remaining 67% in a SEASONS MANAGED ALLOCATION PORTFOLIO to attempt to match a stated investment time horizon and risk tolerance (the "Primary Allocation"). Each Strategic Model is comprised of a combination of Variable Portfolios (the "Secondary Allocation"). Each Seasons Managed Allocation Portfolio is a Fund-of-Funds. The 33% of your investment allocated to the Strategic Model is considered "static" because the composition of the Strategic Model will not be changed by us and is not actively managed. However, the 67% of your investment allocated to the Seasons Managed Allocation Portfolio is considered "active" because each Seasons Managed Allocation Portfolio is an Underlying Fund that an investment adviser manages in order to maintain the investment objective of the Seasons Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE.

ENROLLING AND INVESTING IN THE STRATEGIC ALLOCATION PROGRAM

You may enroll in the Strategic Allocation Program by selecting a Strategic Allocation on the contract application form. You and your financial representative should determine the Strategic Allocation most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Strategic Allocation by sending a written request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Strategic Allocation through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM BELOW.

You may only invest in one Strategic Allocation at a time and participation in the Strategic Allocation Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Strategic Allocation. If you attempt to split your investment between one or more Strategic Allocations, your investment may no longer be consistent with the Strategic Allocations' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Strategic Allocation, such an investment may no longer be consistent with the Strategic Allocation's intended objectives. You can transfer 100% of your investment from one Strategic Allocation to a different Strategic Allocation at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the Variable Portfolios in the Strategic Allocation unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Strategic Allocation, your investment may no longer be consistent with the Strategic Allocation's intended objectives. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING

You can elect to have your investment in the Strategic Allocations rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Strategic Allocation you selected. If you make such an election to rebalance, both the Primary Allocation and the Secondary Allocation will be rebalanced to equal the 67%/33% split discussed above. The target allocations of the Underlying Funds of each Seasons Managed Allocation Portfolio are not rebalanced as part of the Strategic Allocation Program. PLEASE SEE SEASONS MANAGED ALLOCATION PORTFOLIOS ABOVE. Over time, the Strategic Allocation may no longer align with its original investment objective due to the effects of Underlying Fund performance, changes in the Underlying Funds, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Strategic Allocation rebalanced at least annually, then your investment may no longer be consistent with the Strategic Allocation's intended objectives. In addition, your investment needs may change.

If you elect certain optional living benefits, you will automatically be enrolled in the Automatic Asset Rebalancing Program and your contract will be rebalanced in accordance with the investment requirements of the living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE STRATEGIC ALLOCATION PROGRAM

The Strategic Allocation Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Strategic Allocation should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Strategic Allocation as your investment needs change.

The Strategic Allocation Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Strategic Allocations may have been built. Also, allocation to a single asset class may outperform a Strategic Allocation, so that you could have better investment returns investing in a single asset class than in a Strategic

Allocation. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Strategic Allocation will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Strategic Allocations represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Strategic Allocations meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Strategic Allocations can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE STRATEGIC ALLOCATION PROGRAM AT ANY TIME.

STRATEGIC ALLOCATIONS

----------------------------------------------------------------------------------------
                                                                 STRATEGIC
                                       STRATEGIC    STRATEGIC    ALLOCATION   STRATEGIC
                                       ALLOCATION   ALLOCATION    MODERATE    ALLOCATION
         VARIABLE PORTFOLIOS            BALANCED     MODERATE      GROWTH       GROWTH
----------------------------------------------------------------------------------------
 Allocation Balanced                     67.00%        0.00%        0.00%        0.00%
----------------------------------------------------------------------------------------
 Allocation Growth                        0.00%        0.00%        0.00%       67.00%
----------------------------------------------------------------------------------------
 Allocation Moderate                      0.00%       67.00%        0.00%        0.00%
----------------------------------------------------------------------------------------
 Allocation Moderate Growth               0.00%        0.00%       67.00%        0.00%
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        1.98%        2.31%        2.64%        4.29%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               0.66%        0.99%        1.32%        1.98%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.32%        1.65%        1.98%        2.64%
----------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R)               0.99%        1.32%        1.98%        2.64%
----------------------------------------------------------------------------------------
 Fidelity VIP Equity Income               2.64%        2.97%        3.30%        3.30%
----------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond      15.51%       10.56%        6.93%        1.32%
----------------------------------------------------------------------------------------
 Fidelity VIP Mid Cap                     3.96%        5.61%        6.27%        7.26%
----------------------------------------------------------------------------------------
 Fidelity VIP Overseas                    1.98%        2.64%        3.30%        4.29%
----------------------------------------------------------------------------------------
 T. Rowe Price Blue Chip Growth II        0.99%        1.32%        1.32%        1.65%
----------------------------------------------------------------------------------------
 T. Rowe Price Equity Income II           2.97%        3.63%        3.96%        4.29%
----------------------------------------------------------------------------------------
                               TOTAL    100.00%      100.00%      100.00%      100.00%
----------------------------------------------------------------------------------------


The Strategic Allocations and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Strategic Allocation are reconfigured on the evaluation date. However, once you invest in a Strategic Allocation, your investments are considered "static" because the Variable Portfolios and the percentages of your contract value allocated to each Variable Portfolio within the Strategic Allocation will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Strategic Allocation in line with your investment goals.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable

Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS


You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.


We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2008 and within the previous twelve months (from August 17, 2007 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase

Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

Additionally, if you elect an optional living benefit, withdrawals up to the maximum annual withdrawal amount allowed under your optional living benefit are free of withdrawal charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]
    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CERTAIN OPTIONAL LIVING BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE LIVING BENEFITS.


You may elect one of the following living benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee.



MARKETLOCK INCOME PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is reduced but not eliminated in any contract year in which withdrawals up to the maximum annual amount are taken, therefore providing a guarantee that income can increase during the first 10 years even after starting withdrawals. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.


MARKETLOCK FOR LIFE PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 6% Income Credit is only available in years that no withdrawals are taken. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest anniversary value during the contract's first 5 years. After the first 5 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90.

The living benefits described below are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on these features as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

Living benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the contract's free withdrawal amount and the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the features, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Please note that these features may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.


These optional living benefits are designed for individuals or spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners and Same-Sex Spouses who jointly own a contract and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates; the surviving Owner may not receive the full benefit of the feature.


MARKETLOCK INCOME PLUS

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
   (based on the age of the older Owner)           45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as you have not elected to cancel the feature, we require that you allocate 100% of your investments to one of the following:

     - Cash Management Variable Portfolio

     - Managed Allocation Balanced Variable Portfolio

     - Managed Allocation Moderate Variable Portfolio

     - Managed Allocation Moderate Growth Variable Portfolio

     - Strategic Allocation Balanced

     - Strategic Allocation Moderate

     - Strategic Allocation Moderate Growth

     - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. The investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset

Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.


INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.


In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        1.10% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.35% of Income Base
------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.

MARKETLOCK FOR LIFE PLUS

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 12 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective

Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
         AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
          OR SURVIVING COVERED PERSON AT                 WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in accordance with the requirements outlined in either (1) or (2).

     (1) Allocate 100% of your investments to one of the following:

          - Cash Management Variable Portfolio

          - Managed Allocation Balanced Variable Portfolio

          - Managed Allocation Moderate Variable Portfolio

          - Managed Allocation Moderate Growth Variable Portfolio

          - Strategic Allocation Moderate Growth

          - Strategic Allocation Moderate

          - Strategic Allocation Balanced

          - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Non Restricted         Minimum 0%       PREMIER PORTFOLIOS
                          Maximum 100%        Fidelity VIP Investment Grade Bond
                                            SEASONS STRATEGIES
                                              Growth Strategy
                                              Moderate Growth Strategy
                                              Balanced Growth Strategy
                                              Conservative Growth Strategy
                                            SELECT PORTFOLIOS
                                              Diversified Fixed Income Portfolio
                                              Strategic Fixed Income Portfolio
                                              Cash Management Portfolio
                                            MANAGED ALLOCATION PORTFOLIOS
                                              Allocation Moderate Growth Portfolio
                                              Allocation Moderate Portfolio
                                              Allocation Balanced Portfolio

                                            DCA FIXED ACCOUNTS
                                              6-Month DCA
                                              1-Year DCA
                                              2-Year DCA

                                            FIXED ACCOUNTS
                                              1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. Equity Maximum         Minimum 0%       PREMIER PORTFOLIOS
                           Maximum 15%        American Funds Growth SAST
                                              American Funds Global Growth SAST
                                              American Funds Growth-Income SAST
                                              Fidelity VIP Overseas
                                              Fidelity VIP Contrafund(R)
                                              Fidelity VIP Mid Cap
                                              Fidelity VIP Equity Income
                                              T. Rowe Price Blue Chip Growth II
                                              T. Rowe Price Equity Income II
                                            SELECT PORTFOLIOS
                                              Large Cap Growth Portfolio
                                              Large Cap Composite Portfolio
                                              Large Cap Value Portfolio
                                              Mid Cap Growth Portfolio
                                              Mid Cap Value Portfolio
                                              Small Cap Portfolio
                                              International Equity Portfolio
                                            FOCUSED PORTFOLIOS
                                              Focus Growth Portfolio
                                              Focus Growth and Income Portfolio
                                              Focus Value Portfolio
                                              Focus TechNet Portfolio
------------------------------------------------------------------------------------
 C. Fully                 No Investment     MANAGED ALLOCATION PORTFOLIOS
    Restricted               Allowed          Allocation Growth Portfolio
------------------------------------------------------------------------------------





The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase

        Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.

SIXTH, we determine the INCOME CREDIT which is an amount equal to 6% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year.

For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit, if any.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income

Base is increased by the Income Credit and the Income Credit Base remains unchanged.


INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.


In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:


     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and


     (b) is the Minimum Income Base.

The Income Base and Income Credit Base, if applicable are increased each time subsequent Eligible Purchase Payments are made, and decreased each time an Excess Withdrawal is taken in the same proportion by which the contract value is reduced by the Excess Withdrawal. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives.

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.95% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            1.25% of Income Base
----------------------------------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual

     Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.


Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE PLUS.

MARKETLOCK FOR LIFE

When and how may I elect MarketLock For Life?

You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.

Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in accordance with the requirements outlined in either (1) or (2).

     (1) Allocate 100% of your investments to one of the following:

          - Cash Management Variable Portfolio

          - Managed Allocation Balanced Variable Portfolio

          - Managed Allocation Moderate Variable Portfolio

          - Managed Allocation Moderate Growth Variable Portfolio

          - Strategic Allocation Moderate Growth

          - Strategic Allocation Moderate

          - Strategic Allocation Balanced

          - 6-month, 1-Year or 2-Year DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Non Restricted         Minimum 0%       PREMIER PORTFOLIOS
                          Maximum 100%        Fidelity VIP Investment Grade Bond
                                            SEASONS STRATEGIES
                                              Growth Strategy
                                              Moderate Growth Strategy
                                              Balanced Growth Strategy
                                              Conservative Growth Strategy
                                            SELECT PORTFOLIOS
                                              Diversified Fixed Income Portfolio
                                              Strategic Fixed Income Portfolio
                                              Cash Management Portfolio
                                            MANAGED ALLOCATION PORTFOLIOS
                                              Allocation Moderate Growth Portfolio
                                              Allocation Moderate Portfolio
                                              Allocation Balanced Portfolio

                                            DCA FIXED ACCOUNTS
                                              6-Month DCA
                                              1-Year DCA
                                              2-Year DCA

                                            FIXED ACCOUNTS
                                              1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. Equity Maximum         Minimum 0%       PREMIER PORTFOLIOS
                           Maximum 15%        American Funds Growth SAST
                                              American Funds Global Growth SAST
                                              American Funds Growth-Income SAST
                                              Fidelity VIP Overseas
                                              Fidelity VIP Contrafund(R)
                                              Fidelity VIP Mid Cap
                                              Fidelity VIP Equity Income
                                              T. Rowe Price Blue Chip Growth II
                                              T. Rowe Price Equity Income II
                                            SELECT PORTFOLIOS
                                              Large Cap Growth Portfolio
                                              Large Cap Composite Portfolio
                                              Large Cap Value Portfolio
                                              Mid Cap Growth Portfolio
                                              Mid Cap Value Portfolio
                                              Small Cap Portfolio
                                              International Equity Portfolio
                                            FOCUSED PORTFOLIOS
                                              Focus Growth Portfolio
                                              Focus Growth and Income Portfolio
                                              Focus Value Portfolio
                                              Focus TechNet Portfolio
------------------------------------------------------------------------------------
 C. Fully                 No Investment     MANAGED ALLOCATION PORTFOLIOS
    Restricted               Allowed          Allocation Growth Portfolio
------------------------------------------------------------------------------------





The Strategic Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Models, PLEASE SEE STRATEGIC ALLOCATION PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.


If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.


Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.

ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS


The following provides additional information applicable to all of the optional living benefits ("Living Benefit(s)").



What happens if the contract value is reduced to zero while my Living Benefit is still in effect?



All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base will no longer be increased on the Benefit Year anniversary.



However, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under the Living Benefit and your contract along with the Living Benefit will terminate. For MarketLock Income Plus and MarketLock For Life Plus, an Income Credit is not available if the contract value is reduced to zero, even if a Living Benefit remains payable.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining Living Benefit, you must select one of the following options for payment:


     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.


If you do not select a payment option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the Living Benefit in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


What happens to my Living Benefit upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.


The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.

If you have elected MarketLock Income Plus or MarketLock For Life Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"


In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS OR

MARKETLOCK FOR LIFE PLUS OR "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK FOR LIFE ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.


Can I elect to cancel my Living Benefit?



The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit, you will no longer be charged a fee and the guarantees under the Living Benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.



If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the Living Benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.


Are there circumstances under which my Living Benefit will automatically terminate?


The Living Benefit automatically terminates upon the occurrence of one of the following:


     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Purchase Payments in contracts issued by SunAmerica Annuity and/or First SunAmerica to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE FEATURES.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified adviser regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.


The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.



The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.



The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.


STANDARD DEATH BENEFIT


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:


If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT


IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.



Please note that this feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and additional restrictions.


The death benefit is the greatest of:

     1. Contract value; or

     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the time timeframes outlined in (a)-(c) will not accrue at 5%.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT


For an additional fee, you may elect the optional Maximum Anniversary Value death benefit below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.20% for contracts issued by First SunAmerica and 0.15% for contracts issued by SunAmerica Annuity of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.




THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, adjusted for any Net Purchase Payments since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by any Withdrawal Adjustment; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary and reduced by any Withdrawal Adjustment since that contract anniversary.

OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract. EstatePlus is not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.



In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value death benefit described above.


You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
----------------------------------------------------------------------------------------


The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

----------------------------------------------------------------------------------------
         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners and same-sex partners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date or dies after the Latest Annuity Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.


To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner.



Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original Owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.40% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:




For Contracts Issued by SunAmerica Annuity (in all states except New York):



------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7      8+
------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      7%      6%      6%      5%      4%      3%      2%      0%
------------------------------------------------------------------------------------




For Contracts Issued by First SunAmerica (New York only):





------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7      8+
------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      7%      6%      5%      4%      3%      2%      1%      0%
------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Underlying Fund shares are subject to a fee of 0.25% imposed under a servicing plan adopted by Seasons Series Trust, SunAmerica Series Trust, Fidelity Variable Insurance Products and T. Rowe Price Equity Series, Inc. pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Seasons Managed Allocation Portfolios do not directly impose a 12b-1 fee, but do invest in certain Select and Focused Portfolios, and thus, indirectly bear the expenses of those Underlying Funds including the 12b-1 fees.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


PLEASE SEE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFITS FEES

The annualized living benefits fees will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

OPTIONAL MARKETLOCK INCOME PLUS FEE

--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          1.10% of Income Base
--------------------------------------------------------
 For Two Covered Persons         1.35% of Income Base
--------------------------------------------------------




OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.95% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            1.25% of Income Base
----------------------------------------------------------------------------------


OPTIONAL MARKETLOCK FOR LIFE FEE

----------------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
----------------------------------------------------------------------------------
 For One Covered Person                             0.70% of Income Base
----------------------------------------------------------------------------------
 For Two Covered Persons                            0.95% of Income Base
----------------------------------------------------------------------------------




OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE


The fee for the optional Maximum Anniversary Value death benefit is 0.20% for contracts issued by First SunAmerica and 0.15% for contracts issued by SunAmerica Annuity of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes and the percentage of the tax.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 7.75% of the initial Purchase Payment.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           PAYMENTS IN CONNECTION WITH
                          DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.75% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1. We receive 12b-1 fees of up to 0.25% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Seasons Managed Allocation Portfolios. The Seasons Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates

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thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of SunAmerica Annuity, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED (FOR CONTRACT ISSUED IN ALL STATES EXCEPT NEW YORK)

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


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

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 YEARS GUARANTEED (FOR CONTRACTS ISSUED IN NEW YORK ONLY)

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


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DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions.

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Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a

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failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


You may wish to discuss the new regulations and/or the general information above with your tax adviser.


Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.


Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.


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Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.


If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.


If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION


A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a

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new position, then the guidance should generally be applied prospectively.
However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY


SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity") is a stock life insurance company organized under the laws of the state of Arizona on January 1, 1996. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. SunAmerica Annuity conducts life insurance and annuity business in the District of Columbia and all states except New York.



For details regarding name changes and redomestication of SunAmerica Annuity, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION.


First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. First SunAmerica conducts life insurance and annuity business only in the state of New York.

OWNERSHIP STRUCTURE OF THE COMPANY


SunAmerica Annuity and First SunAmerica are indirect, wholly owned subsidiaries of American International Group, Inc. ("American International Group"), a Delaware corporation.



American International Group is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.



Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of American International Group through the issuance of American International Group's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.



Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, American International Group's participation under the Troubled Assets Relief Program ("TARP") and American International Group's restructuring plans can be found in American International Group's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, American International Group management assessed whether American International Group has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.

OPERATION OF THE COMPANY


The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of American International Group and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with American International Group's restructuring plan and other American International Group-related news also has an impact on the Company's sales.


The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT


SunAmerica Annuity established the Separate Account, Variable Annuity Account Five, under Arizona law on July 8, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981.


First SunAmerica originally established the Separate Account, FS Variable Annuity Account Five, under New York law on August 1, 1997.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase

Payments in accordance with specified investment parameters.


PLEASE SEE APPENDIX E IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 1, 2007 BY SUNAMERICA ANNUITY OR APPENDIX F IF YOUR CONTRACT WAS ISSUED PRIOR TO FEBRUARY 1, 2008 BY FIRST SUNAMERICA FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY.


FINANCIAL STATEMENTS


There are various sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor, if applicable, are available by requesting a copy of the Statement of Additional Information. The financial statements of American International Group are incorporated by reference herein. Information about how to obtain these documents is provided below.


THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix E and Appendix F for more information.


AMERICAN INTERNATIONAL GROUP SUPPORT AGREEMENT



American International Group's 10-K is incorporated herein by reference and we provide you notice of certain other filings made by American International Group because there is a Support Agreement in place whereby American International Group has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires American International Group to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against American International Group on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.



The consolidated financial statements incorporated in this prospectus by reference to American International Group's Current Report on Form 8-K dated June 29, 2009 and the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of American International Group for the year ended December 31, 2008, filed on March 2, 2009, have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. In addition, American International Group made two filings on Form 10-K/A filed on March 13, 2009 and April 30, 2009.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

We encourage both existing and prospective contract owners to read and understand the financial statements.


The SEC allows the Company to "incorporate by reference" some of the information American International Group files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.


The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.


American International Group is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. American International Group files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.


You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


Along with other companies, SunAmerica Annuity has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. SunAmerica Annuity is also responding to subpoenas concerning the same subject matter sent by or on behalf of various state attorneys general. SunAmerica Annuity is cooperating fully with the investigation. The impact of this matter, if any, on SunAmerica Annuity's financial position cannot be reasonably estimated at this time.



There are no pending legal proceedings affecting Variable Annuity Account Five. Various lawsuits against SunAmerica Annuity and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of SunAmerica Annuity and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of SunAmerica Annuity.


There are no pending legal proceedings affecting FS Variable Annuity Account Five. Various lawsuits against First SunAmerica have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of First SunAmerica, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of First SunAmerica.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.


SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):



Separate Account and the Company
General Account
Support Agreement Between the Company and
  American International Group
Master-Feeder Structure
Performance Data
MarketLock Income Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock For Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock Optional Living Benefit Provisions
  for Contracts Issued Before May 1, 2009
MarketLock For Two Optional Living Benefit
  Provisions for Contracts Issued Before May
  1, 2008
Seasons Income Rewards Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2008
Seasons Promise Optional Living Benefit
  Provisions for Contracts Issued Before May
  1, 2009
Death Benefit Provisions for Contracts Issued
  Between May 1, 2007 and May 1, 2009
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Between
  May 1, 2007 and May 1, 2009
Death Benefit Provisions for Contracts Issued
  Before May 1, 2007
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Before
  May 1, 2007
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements



IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, PLEASE SEE APPENDIX E FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):


Separate Account and the Company
General Account
Support Agreement Between the Company and
  American International Group
Master-Feeder Structure
Performance Data
MarketLock Income Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock For Life Plus Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2009
MarketLock Optional Living Benefit Provisions
  for Contracts Issued Before May 1, 2009
MarketLock For Two Optional Living Benefit
  Provisions for Contracts Issued Before May
  1, 2008
Seasons Income Rewards Optional Living
  Benefit Provisions for Contracts Issued
  Before May 1, 2008
Seasons Promise Optional Living Benefit
  Provisions for Contracts Issued Before May
  1, 2009
Death Benefit Provisions for Contracts Issued
  Between May 1, 2007 and May 1, 2009
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Between
  May 1, 2007 and May 1, 2009
Death Benefit Provisions for Contracts Issued
  Before May 1, 2007
Death Benefit Provisions Following Spousal
  Continuation for Contracts Issued Before
  May 1, 2007
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Forms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements



IF YOU PURCHASED YOUR CONTRACT PRIOR TO FEBRUARY 1, 2008, PLEASE SEE APPENDIX F FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIER PORTFOLIOS


                                                                                  FISCAL            FISCAL
                                                               INCEPTION           YEAR              YEAR
                                                                  TO               ENDED            ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES                       4/30/07           4/30/08          4/30/09
---------------------------------------------------------------------------------------------------------------
American Funds Global Growth SAST (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 11.748
                                                             (b)      N/A      (b)      N/A   (b)      $ 11.671
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  7.626
                                                             (b)      N/A      (b)      N/A   (b)      $  7.546
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       224,235
                                                             (b)      N/A      (b)      N/A   (b)        20,948
---------------------------------------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 11.139
                                                             (b)      N/A      (b)      N/A   (b)      $ 11.070
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  6.837
                                                             (b)      N/A      (b)      N/A   (b)      $  6.767
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       125,432
                                                             (b)      N/A      (b)      N/A   (b)        14,881
---------------------------------------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 10.694
                                                             (b)      N/A      (b)      N/A   (b)      $ 10.621
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  6.862
                                                             (b)      N/A      (b)      N/A   (b)      $  6.788
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       163,350
                                                             (b)      N/A      (b)      N/A   (b)        23,201
---------------------------------------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES

---------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 10.000
                                                             (b)      N/A      (b)      N/A   (b)      $ 10.000
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  6.096
                                                             (b)      N/A      (b)      N/A   (b)      $  6.076
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       187,701
                                                             (b)      N/A      (b)      N/A   (b)        20,205

---------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity Income (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 10.000
                                                             (b)      N/A      (b)      N/A   (b)      $ 10.000
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  5.678
                                                             (b)      N/A      (b)      N/A   (b)      $  5.666
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       315,028
                                                             (b)      N/A      (b)      N/A   (b)        31,273

---------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
  Beginning AUV...........................................   (a)      N/A      (a)      N/A   (a)      $ 10.000
                                                             (b)      N/A      (b)      N/A   (b)      $ 10.000
  Ending AUV..............................................   (a)      N/A      (a)      N/A   (a)      $  9.775
                                                             (b)      N/A      (b)      N/A   (b)      $  9.753
  Ending Number of AUs....................................   (a)      N/A      (a)      N/A   (a)       716,371
                                                             (b)      N/A      (b)      N/A   (b)        49,148

---------------------------------------------------------------------------------------------------------------





     (a) Without election of an optional enhanced death benefit.
     (b) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%). The Combination
         HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL               FISCAL
                                                              INCEPTION           YEAR                 YEAR
                                                                 TO               ENDED               ENDED
                                                               4/30/07           4/30/08             4/30/09
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
  Beginning AUV..........................................   (a)      N/A      (a)      N/A      (a)      $ 10.000
                                                            (b)      N/A      (b)      N/A      (b)      $ 10.000
  Ending AUV.............................................   (a)      N/A      (a)      N/A      (a)      $  6.656
                                                            (b)      N/A      (b)      N/A      (b)      $  6.639
  Ending Number of AUs...................................   (a)      N/A      (a)      N/A      (a)       437,573
                                                            (b)      N/A      (b)      N/A      (b)        40,156
-----------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas (Inception Date: 05/01/08)
  Beginning AUV..........................................   (a)      N/A      (a)      N/A      (a)      $ 10.000
                                                            (b)      N/A      (b)      N/A      (b)      $ 10.000
  Ending AUV.............................................   (a)      N/A      (a)      N/A      (a)      $  5.424
                                                            (b)      N/A      (b)      N/A      (b)      $  5.407
  Ending Number of AUs...................................   (a)      N/A      (a)      N/A      (a)       331,182
                                                            (b)      N/A      (b)      N/A      (b)        36,457
-----------------------------------------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2 SHARES

-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
  Beginning AUV..........................................   (a)      N/A      (a)      N/A      (a)      $ 10.000
                                                            (b)      N/A      (b)      N/A      (b)      $ 10.000
  Ending AUV.............................................   (a)      N/A      (a)      N/A      (a)      $  6.560
                                                            (b)      N/A      (b)      N/A      (b)      $  6.532
  Ending Number of AUs...................................   (a)      N/A      (a)      N/A      (a)        75,477
                                                            (b)      N/A      (b)      N/A      (b)        11,437

-----------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income II (Inception Date: 05/01/08)
  Beginning AUV..........................................   (a)      N/A      (a)      N/A      (a)      $ 10.000
                                                            (b)      N/A      (b)      N/A      (b)      $ 10.000
  Ending AUV.............................................   (a)      N/A      (a)      N/A      (a)      $  6.209
                                                            (b)      N/A      (b)      N/A      (b)      $  6.187
  Ending Number of AUs...................................   (a)      N/A      (a)      N/A      (a)       302,702
                                                            (b)      N/A      (b)      N/A      (b)        29,565

-----------------------------------------------------------------------------------------------------------------







     (a) Without election of an optional enhanced death benefit.
     (b) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%). The Combination
         HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELECT PORTFOLIOS


                                                                                                                           FI-
                                                                                                                           SC-
                                                                                                                            AL
                                                                                                                           YE-
                                                                                                                            AR
                                                                                                                           EN-
                                                    FISCAL             FISCAL             FISCAL             FISCAL        DED
                                 INCEPTION           YEAR               YEAR               YEAR               YEAR         4/-
SEASONS SERIES TRUST --             TO               ENDED              ENDED              ENDED              ENDED        30-
CLASS 3 SHARES                    4/30/04           4/30/05            4/30/06            4/30/07            4/30/08       /09
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  7.629   (a)   $    8.103   (a)   $    8.382   (a)   $    9.564   (a)   $   10.339   (a)
                              (b)   $  7.570   (b)   $    8.031   (b)   $    8.286   (b)   $    9.432   (b)   $   10.170   (b)
                              (c)        N/A   (c)   $    7.822   (c)   $    8.281   (c)   $    9.412   (c)   $   10.134   (c)
  Ending AUV...............   (a)   $  8.103   (a)   $    8.382   (a)   $    9.564   (a)   $   10.339   (a)   $   10.971   (a)
                              (b)   $  8.031   (b)   $    8.286   (b)   $    9.432   (b)   $   10.170   (b)   $   10.764   (b)
                              (c)        N/A   (c)   $    8.281   (c)   $    9.412   (c)   $   10.134   (c)   $   10.710   (c)
  Ending Number of AUs.....   (a)    400,808   (a)    1,575,108   (a)    1,966,198   (a)    2,162,009   (a)    2,197,613   (a)
                              (b)    358,172   (b)      841,257   (b)      900,946   (b)      707,554   (b)      645,553   (b)
                              (c)        N/A   (c)       78,690   (c)      164,873   (c)      249,802   (c)      286,088   (c)
------------------------------------------------------------------------------------------------------------------------------

Large Cap Composite (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  8.409   (a)   $    8.814   (a)   $    9.163   (a)   $   10.299   (a)   $   11.604   (a)
                              (b)   $  8.345   (b)   $    8.737   (b)   $    9.061   (b)   $   10.158   (b)   $   11.417   (b)
                              (c)        N/A   (c)   $    8.651   (c)   $    9.062   (c)   $   10.145   (c)   $   11.386   (c)
  Ending AUV...............   (a)   $  8.814   (a)   $    9.163   (a)   $   10.299   (a)   $   11.604   (a)   $   10.971   (a)
                              (b)   $  8.737   (b)   $    9.061   (b)   $   10.158   (b)   $   11.417   (b)   $   10.767   (b)
                              (c)        N/A   (c)   $    9.062   (c)   $   10.145   (c)   $   11.386   (c)   $   10.721   (c)
  Ending Number of AUs.....   (a)    158,128   (a)      450,297   (a)      545,445   (a)      644,402   (a)      658,154   (a)
                              (b)     77,875   (b)      221,691   (b)      206,522   (b)      153,618   (b)      146,285   (b)
                              (c)        N/A   (c)       16,931   (c)       47,427   (c)       55,188   (c)       58,741   (c)
------------------------------------------------------------------------------------------------------------------------------

Large Cap Value (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 10.868   (a)   $   11.646   (a)   $   12.503   (a)   $   14.414   (a)   $   16.630   (a)
                              (b)   $ 10.785   (b)   $   11.549   (b)   $   12.368   (b)   $   14.223   (b)   $   16.369   (b)
                              (c)        N/A   (c)   $   11.626   (c)   $   12.363   (c)   $   14.197   (c)   $   16.314   (c)
  Ending AUV...............   (a)   $ 11.646   (a)   $   12.503   (a)   $   14.414   (a)   $   16.630   (a)   $   15.389   (a)
                              (b)   $ 11.549   (b)   $   12.368   (b)   $   14.223   (b)   $   16.369   (b)   $   15.109   (b)
                              (c)        N/A   (c)   $   12.363   (c)   $   14.197   (c)   $   16.314   (c)   $   15.036   (c)
  Ending Number of  AUs....   (a)    252,748   (a)    1,140,099   (a)    1,498,973   (a)    1,670,981   (a)    1,530,605   (a)
                              (b)    259,273   (b)      640,076   (b)      665,641   (b)      575,017   (b)      515,042   (b)
                              (c)        N/A   (c)       77,588   (c)      152,350   (c)      202,938   (c)      210,319   (c)
------------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 13.002   (a)   $   13.747   (a)   $   13.971   (a)   $   18.166   (a)   $   19.634   (a)
                              (b)   $ 12.903   (b)   $   13.622   (b)   $   13.810   (b)   $   17.911   (b)   $   19.311   (b)
                              (c)        N/A   (c)   $   13.230   (c)   $   13.802   (c)   $   17.874   (c)   $   19.243   (c)
  Ending AUV...............   (a)   $ 13.747   (a)   $   13.971   (a)   $   18.166   (a)   $   19.634   (a)   $   19.547   (a)
                              (b)   $ 13.622   (b)   $   13.810   (b)   $   17.911   (b)   $   19.311   (b)   $   19.177   (b)
                              (c)        N/A   (c)   $   13.802   (c)   $   17.874   (c)   $   19.243   (c)   $   19.080   (c)
  Ending Number of AUs.....   (a)    237,495   (a)      896,456   (a)    1,093,996   (a)    1,199,516   (a)    1,062,082   (a)
                              (b)    225,936   (b)      523,041   (b)      558,945   (b)      415,440   (b)      362,228   (b)
                              (c)        N/A   (c)       43,871   (c)      109,303   (c)      159,031   (c)      167,566   (c)
------------------------------------------------------------------------------------------------------------------------------

                                FISCAL
                                 YEAR
SEASONS SERIES TRUST --          ENDED
CLASS 3 SHARES                  4/30/09
----------------------------------------
Large Cap Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   10.971
                              $   10.764
                              $   10.710
  Ending AUV...............   $    7.054
                              $    6.904
                              $    6.859
  Ending Number of AUs.....    1,629,965
                                 458,950
                                 251,686
----------------------------------------

Large Cap Composite (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   10.971
                              $   10.767
                              $   10.721
  Ending AUV...............   $    6.950
                              $    6.804
                              $    6.765
  Ending Number of AUs.....      524,381
                                 129,338
                                  51,550
----------------------------------------

Large Cap Value (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   15.389
                              $   15.109
                              $   15.036
  Ending AUV...............   $    9.821
                              $    9.618
                              $    9.557
  Ending Number of  AUs....    1,241,544
                                 346,745
                                 184,013
----------------------------------------

Mid Cap Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   19.547
                              $   19.177
                              $   19.080
  Ending AUV...............   $   12.407
                              $   12.142
                              $   12.062
  Ending Number of AUs.....      870,588
                                 262,273
                                 138,355
----------------------------------------





     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                                                           FI-
                                                                                                                           SC-
                                                                                                                            AL
                                                                                                                           YE-
                                                                                                                            AR
                                                                                                                           EN-
                                                    FISCAL             FISCAL             FISCAL             FISCAL        DED
                                 INCEPTION           YEAR               YEAR               YEAR               YEAR         4/-
                                    TO               ENDED              ENDED              ENDED              ENDED        30-
                                  4/30/04           4/30/05            4/30/06            4/30/07            4/30/08       /09
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 15.751   (a)   $   17.248   (a)   $   19.747   (a)   $   23.619   (a)   $   27.511   (a)
                              (b)   $ 15.630   (b)   $   17.099   (b)   $   19.527   (b)   $   23.298   (b)   $   27.069   (b)
                              (c)        N/A   (c)   $   17.554   (c)   $   19.522   (c)   $   23.258   (c)   $   26.982   (c)
  Ending AUV...............   (a)   $ 17.248   (a)   $   19.747   (a)   $   23.619   (a)   $   27.511   (a)   $   23.983   (a)
                              (b)   $ 17.099   (b)   $   19.527   (b)   $   23.298   (b)   $   27.069   (b)   $   23.540   (b)
                              (c)        N/A   (c)   $   19.522   (c)   $   23.258   (c)   $   26.982   (c)   $   23.429   (c)
  Ending Number of AUs.....   (a)    184,956   (a)      761,202   (a)      962,194   (a)    1,091,238   (a)    1,017,911   (a)
                              (b)    146,795   (b)      434,973   (b)      450,889   (b)      345,268   (b)      304,625   (b)
                              (c)        N/A   (c)       48,754   (c)      105,586   (c)      138,340   (c)      128,269   (c)
------------------------------------------------------------------------------------------------------------------------------

Small Cap (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 10.224   (a)   $   10.385   (a)   $   10.345   (a)   $   12.854   (a)   $   13.785   (a)
                              (b)   $ 10.146   (b)   $   10.294   (b)   $   10.229   (b)   $   12.678   (b)   $   13.562   (b)
                              (c)        N/A   (c)   $    9.862   (c)   $   10.224   (c)   $   12.653   (c)   $   13.515   (c)
  Ending AUV...............   (a)   $ 10.385   (a)   $   10.345   (a)   $   12.854   (a)   $   13.785   (a)   $   11.484   (a)
                              (b)   $ 10.294   (b)   $   10.229   (b)   $   12.678   (b)   $   13.562   (b)   $   11.270   (b)
                              (c)        N/A   (c)   $   10.224   (c)   $   12.653   (c)   $   13.515   (c)   $   11.214   (c)
  Ending Number of AUs.....   (a)    330,267   (a)    1,250,380   (a)    1,529,807   (a)    1,564,875   (a)    1,543,423   (a)
                              (b)    253,156   (b)      616,967   (b)      612,909   (b)      501,164   (b)      446,011   (b)
                              (c)        N/A   (c)       66,042   (c)      129,077   (c)      168,539   (c)      189,204   (c)
------------------------------------------------------------------------------------------------------------------------------

International Equity (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  7.028   (a)   $    7.816   (a)   $    8.588   (a)   $   11.380   (a)   $   13.013   (a)
                              (b)   $  6.987   (b)   $    7.760   (b)   $    8.505   (b)   $   11.242   (b)   $   12.822   (b)
                              (c)        N/A   (c)   $    7.540   (c)   $    8.487   (c)   $   11.201   (c)   $   12.757   (c)
  Ending AUV...............   (a)   $  7.816   (a)   $    8.588   (a)   $   11.380   (a)   $   13.013   (a)   $   12.578   (a)
                              (b)   $  7.760   (b)   $    8.505   (b)   $   11.242   (b)   $   12.822   (b)   $   12.363   (b)
                              (c)        N/A   (c)   $    8.487   (c)   $   11.201   (c)   $   12.757   (c)   $   12.282   (c)
  Ending Number of AUs.....   (a)    347,046   (a)    1,492,650   (a)    2,023,915   (a)    2,451,861   (a)    2,626,433   (a)
                              (b)    271,956   (b)      704,517   (b)      709,688   (b)      774,681   (b)      684,827   (b)
                              (c)        N/A   (c)      124,064   (c)      198,756   (c)      315,643   (c)      358,204   (c)
------------------------------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 11.770   (a)   $   11.684   (a)   $   12.029   (a)   $   11.793   (a)   $   12.386   (a)
                              (b)   $ 11.679   (b)   $   11.574   (b)   $   11.886   (b)   $   11.624   (b)   $   12.178   (b)
                              (c)        N/A   (c)   $   11.636   (c)   $   11.860   (c)   $   11.582   (c)   $   12.115   (c)
  Ending AUV...............   (a)   $ 11.684   (a)   $   12.029   (a)   $   11.793   (a)   $   12.386   (a)   $   12.923   (a)
                              (b)   $ 11.574   (b)   $   11.886   (b)   $   11.624   (b)   $   12.178   (b)   $   12.674   (b)
                              (c)        N/A   (c)   $   11.860   (c)   $   11.582   (c)   $   12.115   (c)   $   12.590   (c)
  Ending Number of AUs.....   (a)    323,059   (a)    1,186,874   (a)    1,289,659   (a)    1,284,059   (a)    1,862,379   (a)
                              (b)    188,746   (b)      466,929   (b)      396,343   (b)      390,702   (b)      463,585   (b)
                              (c)        N/A   (c)       70,100   (c)      144,394   (c)      123,979   (c)      220,109   (c)
------------------------------------------------------------------------------------------------------------------------------

                                FISCAL
                                 YEAR
                                 ENDED
                                4/30/09
----------------------------------------
Mid Cap Value (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   23.983
                              $   23.540
                              $   23.429
  Ending AUV...............   $   15.124
                              $   14.808
                              $   14.716
  Ending Number of AUs.....      849,541
                                 215,277
                                 115,039
----------------------------------------

Small Cap (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   11.484
                              $   11.270
                              $   11.214
  Ending AUV...............   $    7.949
                              $    7.782
                              $    7.731
  Ending Number of AUs.....    1,294,024
                                 369,106
                                 165,094
----------------------------------------

International Equity (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   12.578
                              $   12.363
                              $   12.282
  Ending AUV...............   $    6.992
                              $    6.855
                              $    6.800
  Ending Number of AUs.....    2,097,427
                                 423,775
                                 298,051
----------------------------------------

Diversified Fixed Income (Inception
  Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   12.923
                              $   12.674
                              $   12.590
  Ending AUV...............   $   12.743
                              $   12.467
                              $   12.366
  Ending Number of AUs.....    1,703,409
                                 412,269
                                 186,763
----------------------------------------







     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                                                         FI-
                                                                                                                         SC-
                                                                                                                          AL
                                                                                                                         YE-
                                                                                                                          AR
                                                                                                                         EN-
                                                     FISCAL           FISCAL            FISCAL             FISCAL        DED
                                   INCEPTION          YEAR             YEAR              YEAR               YEAR         4/-
                                      TO              ENDED            ENDED             ENDED              ENDED        30-
                                    4/30/04          4/30/05          4/30/06           4/30/07            4/30/08       /09
----------------------------------------------------------------------------------------------------------------------------
Strategic Fixed Income (Inception Date: (a) 2/14/05 (b) 2/14/05)
  Beginning AUV..............   (a)        N/A   (a)   $ 10.000   (a)   $  9.674   (a)   $   10.224   (a)   $   10.985   (a)
                                (b)        N/A   (b)   $ 10.000   (b)   $  9.662   (b)   $   10.187   (b)   $   10.916   (b)
                                (c)        N/A   (c)   $ 10.000   (c)   $  9.659   (c)   $   10.168   (c)   $   10.880   (c)
  Ending AUV.................   (a)        N/A   (a)   $  9.674   (a)   $ 10.224   (a)   $   10.985   (a)   $   10.923   (a)
                                (b)        N/A   (b)   $  9.662   (b)   $ 10.187   (b)   $   10.916   (b)   $   10.827   (b)
                                (c)        N/A   (c)   $  9.659   (c)   $ 10.168   (c)   $   10.880   (c)   $   10.775   (c)
  Ending Number of AUs.......   (a)        N/A   (a)     47,005   (a)    296,592   (a)      491,027   (a)      537,007   (a)
                                (b)        N/A   (b)     70,283   (b)     61,766   (b)       62,304   (b)       51,465   (b)
                                (c)        N/A   (c)     12,661   (c)     38,846   (c)       83,364   (c)      110,125   (c)
----------------------------------------------------------------------------------------------------------------------------

Cash Management (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV..............   (a)   $ 10.680   (a)   $ 10.614   (a)   $ 10.561   (a)   $   10.736   (a)   $   11.072   (a)
                                (b)   $ 10.598   (b)   $ 10.524   (b)   $ 10.446   (b)   $   10.592   (b)   $   10.896   (b)
                                (c)        N/A   (c)   $ 10.483   (c)   $ 10.461   (c)   $   10.587   (c)   $   10.874   (c)
  Ending AUV.................   (a)   $ 10.614   (a)   $ 10.561   (a)   $ 10.736   (a)   $   11.072   (a)   $   11.247   (a)
                                (b)   $ 10.524   (b)   $ 10.446   (b)   $ 10.592   (b)   $   10.896   (b)   $   11.041   (b)
                                (c)        N/A   (c)   $ 10.461   (c)   $ 10.587   (c)   $   10.874   (c)   $   11.003   (c)
  Ending Number of AUs.......   (a)    338,224   (a)    567,574   (a)    627,171   (a)    1,604,826   (a)    1,970,405   (a)
                                (b)     88,229   (b)    395,491   (b)    220,682   (b)      412,844   (b)      389,159   (b)
                                (c)        N/A   (c)     26,458   (c)    120,356   (c)      232,720   (c)      186,829   (c)
----------------------------------------------------------------------------------------------------------------------------

                                  FISCAL
                                   YEAR
                                   ENDED
                                  4/30/09
------------------------------------------
Strategic Fixed Income (Inception Date:
  (a) 2/14/05 (b) 2/14/05)
  Beginning AUV..............   $   10.923
                                $   10.827
                                $   10.775
  Ending AUV.................   $    9.733
                                $    9.624
                                $    9.563
  Ending Number of AUs.......      607,700
                                    89,062
                                   116,551
------------------------------------------

Cash Management (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV..............   $   11.247
                                $   11.041
                                $   11.003
  Ending AUV.................   $   11.122
                                $   10.891
                                $   10.837
  Ending Number of AUs.......    2,799,589
                                   714,650
                                   211,931
------------------------------------------







     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUSED PORTFOLIOS


                                                                                                                           FI-
                                                                                                                           SC-
                                                                                                                            AL
                                                                                                                           YE-
                                                                                                                            AR
                                                                                                                           EN-
                                                    FISCAL             FISCAL             FISCAL             FISCAL        DED
                                 INCEPTION           YEAR               YEAR               YEAR               YEAR         4/-
SEASONS SERIES TRUST --             TO               ENDED              ENDED              ENDED              ENDED        30-
CLASS 3 SHARES                    4/30/04           4/30/05            4/30/06            4/30/07            4/30/08       /09
------------------------------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  6.862   (a)   $    7.133   (a)   $    6.791   (a)   $    8.099   (a)   $    8.339   (a)
                              (b)   $  6.810   (b)   $    7.073   (b)   $    6.717   (b)   $    7.990   (b)   $    8.206   (b)
                              (c)        N/A   (c)   $    6.605   (c)   $    6.716   (c)   $    7.977   (c)   $    8.181   (c)
  Ending AUV...............   (a)   $  7.133   (a)   $    6.791   (a)   $    8.099   (a)   $    8.339   (a)   $    8.776   (a)
                              (b)   $  7.073   (b)   $    6.717   (b)   $    7.990   (b)   $    8.206   (b)   $    8.615   (b)
                              (c)        N/A   (c)   $    6.716   (c)   $    7.977   (c)   $    8.181   (c)   $    8.575   (c)
  Ending Number of AUs.....   (a)    638,434   (a)    1,813,875   (a)    2,186,196   (a)    2,051,199   (a)    2,074,125   (a)
                              (b)    447,673   (b)      946,546   (b)      910,132   (b)      775,330   (b)      693,240   (b)
                              (c)        N/A   (c)       98,647   (c)      170,968   (c)      185,818   (c)      153,733   (c)
------------------------------------------------------------------------------------------------------------------------------

Focus Growth and Income (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  8.743   (a)   $    9.047   (a)   $    9.099   (a)   $   10.509   (a)   $   11.846   (a)
                              (b)   $  8.304   (b)   $    8.582   (b)   $    8.608   (b)   $    9.918   (b)   $   11.152   (b)
                              (c)        N/A   (c)   $    8.188   (c)   $    8.586   (c)   $    9.878   (c)   $   11.090   (c)
  Ending AUV...............   (a)   $  9.047   (a)   $    9.099   (a)   $   10.509   (a)   $   11.846   (a)   $   10.842   (a)
                              (b)   $  8.582   (b)   $    8.608   (b)   $    9.918   (b)   $   11.152   (b)   $   10.181   (b)
                              (c)        N/A   (c)   $    8.586   (c)   $    9.878   (c)   $   11.090   (c)   $   10.109   (c)
  Ending Number of AUs.....   (a)    391,752   (a)    1,208,650   (a)    1,315,042   (a)    1,454,619   (a)    1,365,057   (a)
                              (b)    405,658   (b)      761,677   (b)      747,540   (b)      614,963   (b)      577,434   (b)
                              (c)        N/A   (c)       83,262   (c)      119,174   (c)      142,766   (c)      147,758   (c)
------------------------------------------------------------------------------------------------------------------------------

Focus Value (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 11.626   (a)   $   12.277   (a)   $   13.559   (a)   $   16.141   (a)   $   19.517   (a)
                              (b)   $ 11.566   (b)   $   12.188   (b)   $   13.428   (b)   $   15.940   (b)   $   19.231   (b)
                              (c)        N/A   (c)   $   12.187   (c)   $   13.396   (c)   $   15.884   (c)   $   19.129   (c)
  Ending AUV...............   (a)   $ 12.277   (a)   $   13.559   (a)   $   16.141   (a)   $   19.517   (a)   $   17.941   (a)
                              (b)   $ 12.188   (b)   $   13.428   (b)   $   15.940   (b)   $   19.231   (b)   $   17.633   (b)
                              (c)        N/A   (c)   $   13.396   (c)   $   15.884   (c)   $   19.129   (c)   $   17.513   (c)
  Ending Number of AUs.....   (a)    213,874   (a)      775,409   (a)      969,738   (a)    1,176,543   (a)    1,088,999   (a)
                              (b)    170,927   (b)      435,201   (b)      433,581   (b)      477,058   (b)      444,769   (b)
                              (c)        N/A   (c)       58,865   (c)       86,416   (c)       99,160   (c)       98,641   (c)
------------------------------------------------------------------------------------------------------------------------------

Focus TechNet (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $  3.860   (a)   $    4.294   (a)   $    4.142   (a)   $    5.382   (a)   $    5.269   (a)
                              (b)   $  4.249   (b)   $    4.725   (b)   $    4.545   (b)   $    5.892   (b)   $    5.754   (b)
                              (c)        N/A   (c)   $    4.400   (c)   $    4.547   (c)   $    5.885   (c)   $    5.739   (c)
  Ending AUV...............   (a)   $  4.294   (a)   $    4.142   (a)   $    5.382   (a)   $    5.269   (a)   $    5.271   (a)
                              (b)   $  4.725   (b)   $    4.545   (b)   $    5.892   (b)   $    5.754   (b)   $    5.741   (b)
                              (c)        N/A   (c)   $    4.547   (c)   $    5.885   (c)   $    5.739   (c)   $    5.717   (c)
  Ending Number of AUs.....   (a)    621,962   (a)    1,713,900   (a)    2,003,676   (a)    1,885,829   (a)    1,921,507   (a)
                              (b)    293,811   (b)      591,914   (b)      606,707   (b)      463,474   (b)      414,622   (b)
                              (c)        N/A   (c)       68,594   (c)      139,713   (c)      121,359   (c)      105,545   (c)
------------------------------------------------------------------------------------------------------------------------------

                                FISCAL
                                 YEAR
SEASONS SERIES TRUST --          ENDED
CLASS 3 SHARES                  4/30/09
----------------------------------------
Focus Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $    8.776
                              $    8.615
                              $    8.575
  Ending AUV...............   $    5.558
                              $    5.442
                              $    5.409
  Ending Number of AUs.....    1,662,300
                                 581,925
                                 119,950
----------------------------------------

Focus Growth and Income (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   10.842
                              $   10.181
                              $   10.109
  Ending AUV...............   $    6.931
                              $    6.492
                              $    6.437
  Ending Number of AUs.....      996,418
                                 419,835
                                 124,384
----------------------------------------

Focus Value (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   17.941
                              $   17.633
                              $   17.513
  Ending AUV...............   $   12.223
                              $   11.983
                              $   11.884
  Ending Number of AUs.....      844,747
                                 228,325
                                  71,354
----------------------------------------

Focus TechNet (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $    5.271
                              $    5.741
                              $    5.717
  Ending AUV...............   $    3.834
                              $    4.166
                              $    4.142
  Ending Number of AUs.....    1,398,766
                                 324,313
                                 107,588
----------------------------------------







     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEASONS MANAGED ALLOCATION PORTFOLIOS


                                                                                                                       FI-
                                                                                                                       SC-
                                                                                                                        AL
                                                                                                                       YE-
                                                                                                                        AR
                                                                                                                       EN-
                                                 FISCAL            FISCAL             FISCAL             FISCAL        DED
                                 INCEPTION        YEAR              YEAR               YEAR               YEAR         4/-
SEASONS SERIES TRUST --              TO           ENDED             ENDED              ENDED              ENDED        30-
CLASS 3 SHARES                    4/30/04        4/30/05           4/30/06            4/30/07            4/30/08       /09
--------------------------------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   (a)   N/A   (a)   $ 10.000   (a)   $    9.576   (a)   $   11.500   (a)   $   12.826   (a)
                                 (b)   N/A   (b)   $ 10.000   (b)   $    9.571   (b)   $   11.466   (b)   $   12.757   (b)
                                 (c)   N/A   (c)   $ 10.000   (c)   $    9.568   (c)   $   11.446   (c)   $   12.715   (c)
  Ending AUV..................   (a)   N/A   (a)   $  9.576   (a)   $   11.500   (a)   $   12.826   (a)   $   12.157   (a)
                                 (b)   N/A   (b)   $  9.571   (b)   $   11.466   (b)   $   12.757   (b)   $   12.061   (b)
                                 (c)   N/A   (c)   $  9.568   (c)   $   11.446   (c)   $   12.715   (c)   $   12.004   (c)
  Ending Number of AUs........   (a)   N/A   (a)    245,215   (a)    1,633,946   (a)    4,411,940   (a)    5,243,308   (a)
                                 (b)   N/A   (b)     37,123   (b)       60,579   (b)      145,905   (b)      147,320   (b)
                                 (c)   N/A   (c)     19,728   (c)      461,878   (c)      926,712   (c)      897,070   (c)
--------------------------------------------------------------------------------------------------------------------------

Allocation Moderate Growth (Inception Date: (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   (a)   N/A   (a)   $ 10.000   (a)   $    9.638   (a)   $   11.223   (a)   $   12.418   (a)
                                 (b)   N/A   (b)   $ 10.000   (b)   $    9.633   (b)   $   11.189   (b)   $   12.350   (b)
                                 (c)   N/A   (c)   $ 10.000   (c)   $    9.630   (c)   $   11.170   (c)   $   12.309   (c)
  Ending AUV..................   (a)   N/A   (a)   $  9.638   (a)   $   11.223   (a)   $   12.418   (a)   $   11.929   (a)
                                 (b)   N/A   (b)   $  9.633   (b)   $   11.189   (b)   $   12.350   (b)   $   11.834   (b)
                                 (c)   N/A   (c)   $  9.630   (c)   $   11.170   (c)   $   12.309   (c)   $   11.777   (c)
  Ending Number of AUs........   (a)   N/A   (a)    299,510   (a)    2,564,162   (a)    6,131,817   (a)    9,703,959   (a)
                                 (b)   N/A   (b)     19,076   (b)      223,661   (b)      405,845   (b)      369,250   (b)
                                 (c)   N/A   (c)     31,303   (c)      642,456   (c)    1,012,856   (c)    1,399,222   (c)
--------------------------------------------------------------------------------------------------------------------------

Allocation Moderate (Inception Date: (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   (a)   N/A   (a)   $ 10.000   (a)   $    9.691   (a)   $   10.967   (a)   $   12.041   (a)
                                 (b)   N/A   (b)   $ 10.000   (b)   $    9.686   (b)   $   10.934   (b)   $   11.974   (b)
                                 (c)   N/A   (c)   $ 10.000   (c)   $    9.683   (c)   $   10.914   (c)   $   11.935   (c)
  Ending AUV..................   (a)   N/A   (a)   $  9.691   (a)   $   10.967   (a)   $   12.041   (a)   $   11.713   (a)
                                 (b)   N/A   (b)   $  9.686   (b)   $   10.934   (b)   $   11.974   (b)   $   11.619   (b)
                                 (c)   N/A   (c)   $  9.683   (c)   $   10.914   (c)   $   11.935   (c)   $   11.564   (c)
  Ending Number of AUs........   (a)   N/A   (a)    280,165   (a)    2,016,797   (a)    3,615,558   (a)    4,990,197   (a)
                                 (b)   N/A   (b)    137,803   (b)      350,775   (b)      550,983   (b)      569,153   (b)
                                 (c)   N/A   (c)     29,927   (c)      404,135   (c)      809,761   (c)      872,698   (c)
--------------------------------------------------------------------------------------------------------------------------

Allocation Balanced (Inception Date: (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   (a)   N/A   (a)   $ 10.000   (a)   $    9.749   (a)   $   10.693   (a)   $   11.622   (a)
                                 (b)   N/A   (b)   $ 10.000   (b)   $    9.744   (b)   $   10.661   (b)   $   11.558   (b)
                                 (c)   N/A   (c)   $ 10.000   (c)   $    9.741   (c)   $   10.642   (c)   $   11.520   (c)
  Ending AUV..................   (a)   N/A   (a)   $  9.749   (a)   $   10.693   (a)   $   11.622   (a)   $   11.450   (a)
                                 (b)   N/A   (b)   $  9.744   (b)   $   10.661   (b)   $   11.558   (b)   $   11.359   (b)
                                 (c)   N/A   (c)   $  9.741   (c)   $   10.642   (c)   $   11.520   (c)   $   11.304   (c)
  Ending Number of AUs........   (a)   N/A   (a)    420,059   (a)      892,905   (a)    1,823,557   (a)    3,131,396   (a)
                                 (b)   N/A   (b)        621   (b)       56,908   (b)      124,945   (b)      122,448   (b)
                                 (c)   N/A   (c)      7,747   (c)      312,831   (c)      468,101   (c)      544,759   (c)
--------------------------------------------------------------------------------------------------------------------------

                                    FISCAL
                                     YEAR
SEASONS SERIES TRUST --             ENDED
CLASS 3 SHARES                     4/30/09
--------------------------------------------
Allocation Growth (Inception Date:
  (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   $    12.157
                                 $    12.061
                                 $    12.004
  Ending AUV..................   $     7.696
                                 $     7.616
                                 $     7.570
  Ending Number of AUs........     4,980,867
                                     104,355
                                     784,759
--------------------------------------------

Allocation Moderate Growth (Inception Date:
  (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   $    11.929
                                 $    11.834
                                 $    11.777
  Ending AUV..................   $     8.094
                                 $     8.010
                                 $     7.959
  Ending Number of AUs........    13,687,068
                                     138,739
                                   1,552,454
--------------------------------------------

Allocation Moderate (Inception Date:
  (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   $    11.713
                                 $    11.619
                                 $    11.564
  Ending AUV..................   $     8.498
                                 $     8.409
                                 $     8.357
  Ending Number of AUs........     6,302,944
                                     285,246
                                     861,566
--------------------------------------------

Allocation Balanced (Inception Date:
  (a) 2/14/05 (b) 2/14/05)
  Beginning AUV...............   $    11.450
                                 $    11.359
                                 $    11.304
  Ending AUV..................   $     8.893
                                 $     8.800
                                 $     8.744
  Ending Number of AUs........     4,761,842
                                     127,824
                                     519,958
--------------------------------------------







     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEASONS STRATEGIES


                                                                                                                           FI-
                                                                                                                           SC-
                                                                                                                            AL
                                                                                                                           YE-
                                                                                                                            AR
                                                                                                                           EN-
                                                    FISCAL             FISCAL             FISCAL             FISCAL        DED
                                 INCEPTION           YEAR               YEAR               YEAR               YEAR         4/-
SEASONS SERIES TRUST --             TO               ENDED              ENDED              ENDED              ENDED        30-
CLASS 3 SHARES                    4/30/04           4/30/05            4/30/06            4/30/07            4/30/08       /09
------------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 14.250   (a)   $   14.879   (a)   $   15.596   (a)   $   17.928   (a)   $   19.809   (a)
                              (b)   $ 14.141   (b)   $   14.761   (b)   $   15.434   (b)   $   17.697   (b)   $   19.504   (b)
                              (c)        N/A   (c)   $   14.403   (c)   $   15.401   (c)   $   17.635   (c)   $   19.406   (c)
  Ending AUV...............   (a)   $ 14.879   (a)   $   15.596   (a)   $   17.928   (a)   $   19.809   (a)   $   19.778   (a)
                              (b)   $ 14.761   (b)   $   15.434   (b)   $   17.697   (b)   $   19.504   (b)   $   19.426   (b)
                              (c)        N/A   (c)   $   15.401   (c)   $   17.635   (c)   $   19.406   (c)   $   19.299   (c)
  Ending Number of AUs.....   (a)    285,421   (a)    1,227,721   (a)    1,644,116   (a)    1,981,456   (a)    2,240,470   (a)
                              (b)    371,858   (b)      782,465   (b)      793,940   (b)      720,370   (b)      647,357   (b)
                              (c)        N/A   (c)      104,418   (c)      206,162   (c)      218,497   (c)      253,741   (c)
------------------------------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 14.208   (a)   $   14.726   (a)   $   15.360   (a)   $   17.343   (a)   $   19.067   (a)
                              (b)   $ 14.100   (b)   $   14.596   (b)   $   15.187   (b)   $   17.104   (b)   $   18.757   (b)
                              (c)        N/A   (c)   $   14.287   (c)   $   15.192   (c)   $   17.085   (c)   $   18.708   (c)
  Ending AUV...............   (a)   $ 14.726   (a)   $   15.360   (a)   $   17.343   (a)   $   19.067   (a)   $   18.974   (a)
                              (b)   $ 14.596   (b)   $   15.187   (b)   $   17.104   (b)   $   18.757   (b)   $   18.619   (b)
                              (c)        N/A   (c)   $   15.192   (c)   $   17.085   (c)   $   18.708   (c)   $   18.542   (c)
  Ending Number of AUs.....   (a)    828,761   (a)    2,808,761   (a)    3,525,519   (a)    3,862,365   (a)    3,684,407   (a)
                              (b)    753,081   (b)    1,843,632   (b)    1,743,550   (b)    1,528,051   (b)    1,295,850   (b)
                              (c)        N/A   (c)      143,103   (c)      293,049   (c)      332,116   (c)      312,182   (c)
------------------------------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 13.925   (a)   $   14.386   (a)   $   15.028   (a)   $   16.452   (a)   $   17.978   (a)
                              (b)   $ 13.820   (b)   $   14.254   (b)   $   14.853   (b)   $   16.219   (b)   $   17.679   (b)
                              (c)        N/A   (c)   $   14.091   (c)   $   14.856   (c)   $   16.199   (c)   $   17.631   (c)
  Ending AUV...............   (a)   $ 14.386   (a)   $   15.028   (a)   $   16.452   (a)   $   17.978   (a)   $   18.179   (a)
                              (b)   $ 14.254   (b)   $   14.853   (b)   $   16.219   (b)   $   17.679   (b)   $   17.832   (b)
                              (c)        N/A   (c)   $   14.856   (c)   $   16.199   (c)   $   17.631   (c)   $   17.757   (c)
  Ending Number of AUs.....   (a)    462,446   (a)    2,273,244   (a)    2,601,896   (a)    2,696,050   (a)    2,449,865   (a)
                              (b)    585,637   (b)    1,663,009   (b)    1,553,618   (b)    1,325,280   (b)    1,161,735   (b)
                              (c)        N/A   (c)      191,568   (c)      305,669   (c)      292,422   (c)      232,522   (c)
------------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   (a)   $ 13.875   (a)   $   14.206   (a)   $   14.784   (a)   $   15.837   (a)   $   17.186   (a)
                              (b)   $ 13.762   (b)   $   14.092   (b)   $   14.630   (b)   $   15.633   (b)   $   16.921   (b)
                              (c)        N/A   (c)   $   13.982   (c)   $   14.614   (c)   $   15.593   (c)   $   16.853   (c)
  Ending AUV...............   (a)   $ 14.206   (a)   $   14.784   (a)   $   15.837   (a)   $   17.186   (a)   $   17.314   (a)
                              (b)   $ 14.092   (b)   $   14.630   (b)   $   15.633   (b)   $   16.921   (b)   $   17.006   (b)
                              (c)        N/A   (c)   $   14.614   (c)   $   15.593   (c)   $   16.853   (c)   $   16.912   (c)
  Ending Number of AUs.....   (a)    419,883   (a)    1,354,541   (a)    1,470,241   (a)    1,526,721   (a)    1,775,391   (a)
                              (b)    374,265   (b)      832,423   (b)      792,144   (b)      649,043   (b)      592,298   (b)
                              (c)        N/A   (c)      114,090   (c)      142,895   (c)      223,456   (c)      257,002   (c)
------------------------------------------------------------------------------------------------------------------------------

                                FISCAL
                                 YEAR
SEASONS SERIES TRUST --          ENDED
CLASS 3 SHARES                  4/30/09
----------------------------------------
Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   19.778
                              $   19.426
                              $   19.299
  Ending AUV...............   $   14.063
                              $   13.778
                              $   13.667
  Ending Number of AUs.....    1,952,642
                                 512,108
                                 269,988
----------------------------------------
Moderate Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   18.974
                              $   18.619
                              $   18.542
  Ending AUV...............   $   14.056
                              $   13.759
                              $   13.681
  Ending Number of AUs.....    3,143,400
                               1,256,901
                                 329,213
----------------------------------------
Balanced Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   18.179
                              $   17.832
                              $   17.757
  Ending AUV...............   $   14.087
                              $   13.784
                              $   13.705
  Ending Number of AUs.....    1,959,322
                                 921,289
                                 199,129
----------------------------------------
Conservative Growth (Inception Date:
  (a) & (b) 11/17/03 (c) 8/02/04)
  Beginning AUV............   $   17.314
                              $   17.006
                              $   16.912
  Ending AUV...............   $   14.189
                              $   13.901
                              $   13.804
  Ending Number of AUs.....    1,642,066
                                 404,859
                                 242,585
----------------------------------------







     (a) Without election of EstatePlus (1.40%).
     (b) With election of EstatePlus for contracts issued before August 2, 2004 (1.65%).+
     (c) With election of an optional enhanced death benefit (0.15%) and EstatePlus (0.25%) for contracts issued on or after August 2, 2004 (1.80%). The Combination HV & Roll-Up death benefit was not offered until May 4, 2009 and is not reflected in these numbers.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     + If you purchased your contract before August 2, 2004, the total maximum separate account annual expenses (including the optional enhanced death benefit and EstatePlus) offered in your contract is 1.65% instead of 1.80%.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SELECT PORTFOLIOS -- CLASS 2



                                 FISCAL        ONE           FISCAL            FISCAL            FISCAL
SEASONS SERIES    INCEPTION       YEAR        MONTH           YEAR              YEAR              YEAR
TRUST --              TO         ENDED        ENDED           ENDED             ENDED             ENDED
CLASS 2 SHARES*    3/31/99      3/31/00      4/30/00         4/30/01           4/30/02           4/30/03
-----------------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00         10.68        14.94    (a)     $13.99    (a)    $10.121    (a)     $7.931
                                                         (b)     $13.99    (b)    $10.107    (b)     $7.900
  Ending AUV....     10.68         14.94        13.99    (a)     $10.12    (a)     $7.931    (a)     $6.806
                                                         (b)     $10.11    (b)     $7.900    (b)     $6.763
  Ending Number
     of AUs.....    85,647     1,058,317    1,158,071    (a)    138,746    (a)    858,299    (a)  1,469,235
                                                         (b)  1,108,465    (b)  3,700,885    (b)  4,665,791
-----------------------------------------------------------------------------------------------------------

Large Cap Composite (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00         10.41        12.88    (a)     $12.30    (a)    $10.419    (a)     $8.858
                                                         (b)     $12.30    (b)    $10.405    (b)     $8.825
  Ending AUV....     10.41         12.88        12.30    (a)     $10.42    (a)     $8.858    (a)     $7.441
                                                         (b)     $10.40    (b)     $8.825    (b)     $7.394
  Ending Number
     of AUs.....    33,347       316,855      361,941    (a)     30,196    (a)    358,258    (a)    763,947
                                                         (b)    397,804    (b)  1,315,528    (b)  1,546,325
-----------------------------------------------------------------------------------------------------------

Large Cap Value (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00         10.32        10.75    (a)     $10.79    (a)    $12.354    (a)    $11.297
                                                         (b)     $10.79    (b)    $12.338    (b)    $11.254
  Ending AUV....     10.32         10.75        10.79    (a)     $12.35    (a)    $11.297    (a)     $9.433
                                                         (b)     $12.34    (b)    $11.254    (b)     $9.374
  Ending Number
     of  AUs....    34,004       531,732      571,490    (a)    110,091    (a)    957,260    (a)  1,479,497
                                                         (b)    899,551    (b)  3,590,415    (b)  4,109,010
-----------------------------------------------------------------------------------------------------------

Mid Cap Growth (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00         10.62        18.41    (a)     $16.85    (a)    $13.691    (a)    $12.185
                                                         (b)     $16.85    (b)    $13.674    (b)    $12.140
  Ending AUV....     10.62         18.41        16.85    (a)     $13.69    (a)    $12.185    (a)    $10.242
                                                         (b)     $13.67    (b)    $12.140    (b)    $10.178
  Ending Number
     of AUs.....    27,096       529,844      612,249    (a)     80,629    (a)    523,422    (a)    776,963
                                                         (b)    678,174    (b)  2,223,309    (b)  2,421,115
-----------------------------------------------------------------------------------------------------------

Mid Cap Value (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00         10.10        10.93    (a)     $11.14    (a)    $14.202    (a)    $15.629
                                                         (b)     $11.14    (b)    $14.184    (b)    $15.569
  Ending AUV....     10.10         10.93        11.14    (a)     $14.20    (a)    $15.629    (a)    $13.157
                                                         (b)     $14.18    (b)    $15.569    (b)    $13.073
  Ending Number
     of AUs.....    11,278       297,306      318,151    (a)     98,363    (a)    661,329    (a)  1,014,719
                                                         (b)    598,874    (b)  2,517,897    (b)  2,482,363
-----------------------------------------------------------------------------------------------------------

                      FISCAL            FISCAL            FISCAL            FISCAL            FISCAL            FISCAL
SEASONS SERIES         YEAR              YEAR              YEAR              YEAR              YEAR              YEAR
TRUST --               ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
CLASS 2 SHARES*       4/30/04           4/30/05           4/30/06           4/30/07           4/30/08           4/30/09
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)     $6.806    (a)     $8.101    (a)     $8.386    (a)     $9.580    (a)    $10.366    (a)    $11.010
                  (b)     $6.763    (b)     $8.029    (b)     $8.291    (b)     $9.448    (b)    $10.197    (b)    $10.804
  Ending AUV....  (a)     $8.101    (a)     $8.386    (a)     $9.580    (a)    $10.366    (a)    $11.010    (a)     $7.086
                  (b)     $8.029    (b)     $8.291    (b)     $9.448    (b)    $10.197    (b)    $10.804    (b)     $6.936
  Ending Number
     of AUs.....  (a)  2,278,875    (a)  2,111,495    (a)  2,133,707    (a)  1,890,353    (a)  1,587,170    (a)  1,163,320
                  (b)  5,712,326    (b)  5,308,523    (b)  5,118,417    (b)  4,408,016    (b)  3,683,824    (b)  2,811,120
--------------------------------------------------------------------------------------------------------------------------

Large Cap Composite (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)     $7.441    (a)     $8.814    (a)     $9.172    (a)    $10.319    (a)    $11.638    (a)    $11.014
                  (b)     $7.394    (b)     $8.736    (b)     $9.068    (b)    $10.177    (b)    $11.449    (b)    $10.808
  Ending AUV....  (a)     $8.814    (a)     $9.172    (a)    $10.319    (a)    $11.638    (a)    $11.014    (a)     $6.984
                  (b)     $8.736    (b)     $9.068    (b)    $10.177    (b)    $11.449    (b)    $10.808    (b)     $6.837
  Ending Number
     of AUs.....  (a)  1,088,687    (a)    968,668    (a)    912,953    (a)    878,843    (a)    716,545    (a)    433,237
                  (b)  1,800,336    (b)  1,716,025    (b)  1,567,798    (b)  1,469,654    (b)  1,197,606    (b)    884,756
--------------------------------------------------------------------------------------------------------------------------

Large Cap Value (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)     $9.433    (a)    $11.652    (a)    $12.520    (a)    $14.450    (a)    $16.688    (a)    $15.457
                  (b)     $9.374    (b)    $11.550    (b)    $12.379    (b)    $14.251    (b)    $16.417    (b)    $15.169
  Ending AUV....  (a)    $11.652    (a)    $12.520    (a)    $14.450    (a)    $16.688    (a)    $15.457    (a)     $9.874
                  (b)    $11.550    (b)    $12.379    (b)    $14.251    (b)    $16.417    (b)    $15.169    (b)     $9.666
  Ending Number
     of  AUs....  (a)  2,077,059    (a)  2,134,246    (a)  2,066,847    (a)  1,887,204    (a)  1,506,263    (a)  1,082,265
                  (b)  4,937,302    (b)  4,987,569    (b)  4,461,377    (b)  4,034,813    (b)  3,272,051    (b)  2,407,696
--------------------------------------------------------------------------------------------------------------------------

Mid Cap Growth (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)    $10.242    (a)    $13.748    (a)    $13.984    (a)    $18.201    (a)    $19.692    (a)    $19.624
                  (b)    $10.178    (b)    $13.627    (b)    $13.827    (b)    $17.952    (b)    $19.374    (b)    $19.259
  Ending AUV....  (a)    $13.748    (a)    $13.984    (a)    $18.201    (a)    $19.692    (a)    $19.624    (a)    $12.468
                  (b)    $13.627    (b)    $13.827    (b)    $17.952    (b)    $19.374    (b)    $19.259    (b)    $12.206
  Ending Number
     of AUs.....  (a)  1,315,460    (a)  1,216,232    (a)  1,288,130    (a)  1,161,992    (a)    985,100    (a)    699,117
                  (b)  3,257,802    (b)  2,939,384    (b)  2,881,797    (b)  2,417,823    (b)  2,001,839    (b)  1,508,677
--------------------------------------------------------------------------------------------------------------------------

Mid Cap Value (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)    $13.157    (a)    $17.260    (a)    $19.777    (a)    $23.679    (a)    $27.609    (a)    $24.093
                  (b)    $13.073    (b)    $17.107    (b)    $19.554    (b)    $23.353    (b)    $27.160    (b)    $23.642
  Ending AUV....  (a)    $17.260    (a)   $ 19.777    (a)    $23.679    (a)    $27.609    (a)    $24.093    (a)    $15.209
                  (b)    $17.107    (b)    $19.554    (b)    $23.353    (b)    $27.160    (b)    $23.642    (b)    $14.887
  Ending Number
     of AUs.....  (a)  1,300,186    (a)  1,542,783    (a)  1,398,665    (a)  1,226,521    (a)    873,599    (a)    602,158
                  (b)  3,090,567    (b)  3,227,769    (b)  2,905,698    (b)  2,474,885    (b)  1,951,092    (b)  1,410,138
--------------------------------------------------------------------------------------------------------------------------





     (a) Without EstatePlus (1.40%).
     (b) With election of EstatePlus (1.65%).
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                FISCAL      ONE          FISCAL            FISCAL            FISCAL
                  INCEPTION      YEAR      MONTH          YEAR              YEAR              YEAR
                      TO        ENDED      ENDED          ENDED             ENDED             ENDED
                   3/31/99     3/31/00    4/30/00        4/30/01           4/30/02           4/30/03
-------------------------------------------------------------------------------------------------------
Small Cap (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00       10.35      15.00    (a)     $13.56    (a)    $11.201    (a)    $10.455
                                                     (b)     $13.56    (b)    $11.186    (b)    $10.415
  Ending AUV....     10.35       15.00      13.56    (a)     $11.20    (a)    $10.455    (a)     $8.091
                                                     (b)     $11.19    (b)    $10.415    (b)     $8.040
  Ending Number
     of AUs.....    22,807     432,850    481,239    (a)     61,891    (a)    553,867    (a)    893,438
                                                     (b)    499,597    (b)  2,317,632    (b)  2,518,712
-------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 3/1/99)
  Beginning
     AUV........     10.00       10.51      13.61    (a)     $12.46    (a)     $9.608    (a)     $7.768
                                                     (b)     $12.46    (b)     $9.595    (b)     $7.742
  Ending AUV....     10.51       13.61      12.46    (a)      $9.61    (a)     $7.768    (a)     $5.829
                                                     (b)      $9.60    (b)     $7.742    (b)     $5.802
  Ending Number
     of AUs.....    23,961     314,634    384,946    (a)     87,318    (a)    833,895    (a)  1,625,696
                                                     (b)    532,261    (b)  1,773,503    (b)  2,547,690
-------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date: 3/10/99)
  Beginning
     AUV........     10.00       10.02      10.00    (a)      $9.96    (a)    $10.570    (a)    $10.912
                                                     (b)      $9.96    (b)    $10.555    (b)    $10.870
  Ending AUV....     10.02       10.00       9.96    (a)     $10.57    (a)    $10.912    (a)    $11.733
                                                     (b)     $10.56    (b)    $10.870    (b)    $11.658
  Ending Number
     of AUs.....    31,762     474,014    513,721    (a)    217,162    (a)  1,388,027    (a)  3,232,484
                                                     (b)    732,849    (b)  3,049,466    (b)  8,024,390
-------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 3/26/99)
  Beginning
     AUV........     10.00       10.00      10.32    (a)     $10.35    (a)    $10.774    (a)    $10.836
                                                     (b)     $10.35    (b)    $10.759    (b)    $10.794
  Ending AUV....     10.00       10.32      10.35    (a)     $10.77    (a)    $10.836    (a)    $10.753
                                                     (b)     $10.76    (b)    $10.794    (b)    $10.685
  Ending Number
     of AUs.....       970     380,169    235,608    (a)    713,829    (a)  1,156,309    (a)  1,444,740
                                                     (b)  1,188,716    (b)  1,692,359    (b)  2,232,294
-------------------------------------------------------------------------------------------------------

                      FISCAL            FISCAL            FISCAL            FISCAL            FISCAL            FISCAL
                       YEAR              YEAR              YEAR              YEAR              YEAR              YEAR
                       ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
                      4/30/04           4/30/05           4/30/06           4/30/07           4/30/08           4/30/09
--------------------------------------------------------------------------------------------------------------------------
Small Cap (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)     $8.091    (a)    $10.387    (a)    $10.357    (a)    $12.882    (a)    $13.829    (a)    $11.532
                  (b)     $8.040    (b)    $10.295    (b)    $10.240    (b)    $12.704    (b)    $13.604    (b)    $11.317
  Ending AUV....  (a)    $10.387    (a)    $10.357    (a)    $12.882    (a)    $13.829    (a)    $11.532    (a)     $7.990
                  (b)    $10.295    (b)    $10.240    (b)    $12.704    (b)    $13.604    (b)    $11.317    (b)     $7.822
  Ending Number
     of AUs.....  (a)  1,608,225    (a)  1,499,655    (a)  1,539,229    (a)  1,270,683    (a)  1,039,564    (a)    789,589
                  (b)  3,597,088    (b)  3,277,172    (b)  3,255,160    (b)  2,659,514    (b)  2,245,633    (b)  1,696,765
--------------------------------------------------------------------------------------------------------------------------
International Equity (Inception Date: 3/1/99)
  Beginning
     AUV........  (a)     $5.829    (a)     $7.817    (a)     $8.597    (a)    $11.404    (a)    $13.054    (a)    $12.630
                  (b)     $5.802    (b)     $7.762    (b)     $8.516    (b)    $11.267    (b)    $12.865    (b)    $12.417
  Ending AUV....  (a)     $7.817    (a)     $8.597    (a)    $11.404    (a)    $13.054    (a)    $12.630    (a)     $7.028
                  (b)     $7.762    (b)     $8.516    (b)    $11.267    (b)    $12.865    (b)    $12.417    (b)     $6.892
  Ending Number
     of AUs.....  (a)  2,159,492    (a)  2,561,246    (a)  2,947,527    (a)  3,127,449    (a)  2,563,402    (a)  1,644,230
                  (b)  4,127,078    (b)  4,992,053    (b)  5,458,580    (b)  5,841,930    (b)  4,543,632    (b)  3,075,454
--------------------------------------------------------------------------------------------------------------------------

Diversified Fixed Income (Inception Date: 3/10/99)
  Beginning
     AUV........  (a)    $11.733    (a)    $11.680    (a)    $12.036    (a)    $11.812    (a)    $12.418    (a)    $12.969
                  (b)    $11.658    (b)    $11.577    (b)    $11.900    (b)    $11.650    (b)    $12.216    (b)    $12.727
  Ending AUV....  (a)    $11.680    (a)    $12.036    (a)    $11.812    (a)    $12.418    (a)    $12.969    (a)    $12.802
                  (b)    $11.577    (b)    $11.900    (b)    $11.650    (b)    $12.216    (b)    $12.727    (b)    $12.531
  Ending Number
     of AUs.....  (a)  3,279,348    (a)  2,948,566    (a)  2,524,010    (a)  2,308,705    (a)  2,292,110    (a)  1,665,792
                  (b)  6,462,854    (b)  5,308,150    (b)  4,347,061    (b)  3,799,867    (b)  4,557,017    (b)  3,232,718
--------------------------------------------------------------------------------------------------------------------------
Cash Management (Inception Date: 3/26/99)
  Beginning
     AUV........  (a)    $10.753    (a)    $10.620    (a)    $10.577    (a)    $10.763    (a)    $11.111    (a)    $11.300
                  (b)    $10.685    (b)    $10.526    (b)    $10.458    (b)    $10.614    (b)    $10.930    (b)    $11.089
  Ending AUV....  (a)    $10.620    (a)   $ 10.577    (a)    $10.763    (a)    $11.111    (a)    $11.300    (a)    $11.185
                  (b)    $10.526    (b)    $10.458    (b)    $10.614    (b)    $10.930    (b)    $11.089    (b)    $10.949
  Ending Number
     of AUs.....  (a)  2,008,414    (a)  1,485,439    (a)  1,198,650    (a)  1,228,657    (a)  1,614,214    (a)  1,841,700
                  (b)  2,166,413    (b)  2,357,351    (b)  1,463,353    (b)  1,748,833    (b)  2,692,599    (b)  3,173,466
--------------------------------------------------------------------------------------------------------------------------







     (a) Without EstatePlus (1.40%).
     (b) With election of EstatePlus (1.65%).
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


FOCUSED PORTFOLIOS -- CLASS 2



                                FISCAL      ONE          FISCAL            FISCAL            FISCAL
SEASONS SERIES    INCEPTION      YEAR      MONTH          YEAR              YEAR              YEAR
TRUST --              TO        ENDED      ENDED          ENDED             ENDED             ENDED
CLASS 2 SHARES*    3/31/99     3/31/00    4/30/00        4/30/01           4/30/02           4/30/03
-------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 7/7/00)
  Beginning
     AUV........     N/A         N/A        N/A      (a)     $10.00    (a)     $7.642    (a)     $6.570
                                                     (b)     $10.00    (b)     $7.633    (b)     $6.545
  Ending AUV....     N/A         N/A        N/A      (a)      $7.64    (a)     $6.570    (a)     $5.576
                                                     (b)      $7.63    (b)     $6.545    (b)     $5.541
  Ending Number
     of AUs.....     N/A         N/A        N/A      (a)    336,517    (a)    977,193    (a)  2,176,848
                                                     (b)  1,598,717    (b)  4,088,242    (b)  3,979,461
-------------------------------------------------------------------------------------------------------

Focus Growth and Income (Inception Date: 12/29/00)
  Beginning
     AUV........     N/A         N/A        N/A      (a)     $10.00    (a)     $9.354    (a)     $8.537
                                                     (b)     $10.00    (b)     $8.942    (b)     $8.140
  Ending AUV....     N/A         N/A        N/A      (a)      $9.35    (a)     $8.537    (a)     $7.467
                                                     (b)      $8.94    (b)     $8.140    (b)     $7.102
  Ending Number
     of AUs.....     N/A         N/A        N/A      (a)     22,928    (a)    343,267    (a)    902,816
                                                     (b)    197,045    (b)  1,284,539    (b)  1,860,715
-------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 10/04/01)
  Beginning
     AUV........     N/A         N/A        N/A      (a)        N/A    (a)    $10.000    (a)    $10.740
                                                     (b)        N/A    (b)    $10.000    (b)    $10.727
  Ending AUV....     N/A         N/A        N/A      (a)        N/A    (a)    $10.740    (a)     $9.425
                                                     (b)        N/A    (b)    $10.727    (b)     $9.390
  Ending Number
     of AUs.....     N/A         N/A        N/A      (a)        N/A    (a)    216,178    (a)    848,182
                                                     (b)        N/A    (b)    990,167    (b)  1,081,447
-------------------------------------------------------------------------------------------------------

Focus TechNet (Inception Date: 12/29/00)
  Beginning
     AUV........     N/A         N/A        N/A      (a)     $10.00    (a)     $6.327    (a)     $3.299
                                                     (b)     $10.00    (b)     $7.009    (b)     $3.646
  Ending AUV....     N/A         N/A        N/A      (a)      $6.33    (a)     $3.299    (a)     $2.800
                                                     (b)      $7.01    (b)     $3.646    (b)     $3.087
  Ending Number
     of AUs.....     N/A         N/A        N/A      (a)     55,512    (a)    295,604    (a)  1,567,573
                                                     (b)    233,849    (b)  1,089,889    (b)  1,582,813
-------------------------------------------------------------------------------------------------------

                      FISCAL            FISCAL            FISCAL            FISCAL            FISCAL            FISCAL
SEASONS SERIES         YEAR              YEAR              YEAR              YEAR              YEAR              YEAR
TRUST --               ENDED             ENDED             ENDED             ENDED             ENDED             ENDED
CLASS 2 SHARES*       4/30/04           4/30/05           4/30/06           4/30/07           4/30/08           4/30/09
--------------------------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 7/7/00)
  Beginning
     AUV........  (a)     $5.576    (a)     $7.134    (a)     $6.798    (a)     $8.116    (a)     $8.364    (a)     $8.812
                  (b)     $5.541    (b)     $7.071    (b)     $6.722    (b)     $8.004    (b)     $8.229    (b)     $8.648
  Ending AUV....  (a)     $7.134    (a)     $6.798    (a)     $8.116    (a)     $8.364    (a)     $8.812    (a)     $5.586
                  (b)     $7.071    (b)     $6.722    (b)     $8.004    (b)     $8.229    (b)     $8.648    (b)     $5.468
  Ending Number
     of AUs.....  (a)  3,296,151    (a)  3,051,901    (a)  2,851,643    (a)  2,318,995    (a)  2,211,890    (a)  1,657,825
                  (b)  5,224,743    (b)  4,934,373    (b)  4,411,406    (b)  3,739,184    (b)  3,459,989    (b)  2,633,133
--------------------------------------------------------------------------------------------------------------------------

Focus Growth and Income (Inception Date: 12/29/00)
  Beginning
     AUV........  (a)     $7.467    (a)     $9.044    (a)     $9.103    (a)    $10.525    (a)    $11.876    (a)    $10.879
                  (b)     $7.102    (b)     $8.581    (b)     $8.616    (b)     $9.937    (b)    $11.184    (b)    $10.220
  Ending AUV....  (a)     $9.044    (a)     $9.103    (a)    $10.525    (a)    $11.876    (a)    $10.879    (a)     $6.962
                  (b)     $8.581    (b)     $8.616    (b)     $9.937    (b)    $11.184    (b)    $10.220    (b)     $6.524
  Ending Number
     of AUs.....  (a)  1,733,568    (a)  1,596,709    (a)  1,394,506    (a)  1,274,509    (a)  1,129,769    (a)    732,176
                  (b)  3,312,701    (b)  2,813,149    (b)  2,398,754    (b)  2,273,985    (b)  1,829,333    (b)  1,384,637
--------------------------------------------------------------------------------------------------------------------------
Focus Value (Inception Date: 10/04/01)
  Beginning
     AUV........  (a)     $9.425    (a)    $12.277    (a)    $13.578    (a)    $16.180    (a)    $19.584    (a)    $18.019
                  (b)     $9.390    (b)    $12.188    (b)    $13.459    (b)    $15.998    (b)    $19.315    (b)    $17.728
  Ending AUV....  (a)    $12.277    (a)    $13.578    (a)    $16.180    (a)    $19.584    (a)    $18.019    (a)    $12.288
                  (b)    $12.188    (b)    $13.459    (b)    $15.998    (b)    $19.315    (b)    $17.728    (b)    $12.059
  Ending Number
     of AUs.....  (a)    213,874    (a)  1,566,295    (a)  1,556,174    (a)  1,523,794    (a)  1,330,435    (a)    825,643
                  (b)    170,927    (b)  2,039,448    (b)  2,052,207    (b)  2,066,504    (b)  1,805,384    (b)  1,289,395
--------------------------------------------------------------------------------------------------------------------------

Focus TechNet (Inception Date: 12/29/00)
  Beginning
     AUV........  (a)     $2.800    (a)     $4.294    (a)     $4.146    (a)     $5.394    (a)     $5.286    (a)     $5.292
                  (b)     $3.087    (b)     $4.725    (b)     $4.548    (b)     $5.902    (b)     $5.769    (b)     $5.762
  Ending AUV....  (a)     $4.294    (a)     $4.146    (a)     $5.394    (a)     $5.286    (a)     $5.292    (a)     $3.854
                  (b)     $4.725    (b)     $4.548    (b)     $5.902    (b)     $5.769    (b)     $5.762    (b)     $4.185
  Ending Number
     of AUs.....  (a)    621,963    (a)  2,748,569    (a)  2,646,414    (a)  1,893,070    (a)  1,822,410    (a)  1,287,082
                  (b)    293,811    (b)  2,586,715    (b)  2,490,161    (b)  1,405,965    (b)  1,274,255    (b)  1,024,238
--------------------------------------------------------------------------------------------------------------------------







     (a) Without EstatePlus (1.40%).
     (b) With election of EstatePlus (1.65%).
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


SEASONS STRATEGIES -- CLASS 2



                                 FISCAL        ONE           FISCAL            FISCAL            FISCAL
SEASONS SERIES    INCEPTION       YEAR        MONTH           YEAR              YEAR              YEAR
TRUST --              TO         ENDED        ENDED           ENDED             ENDED             ENDED
CLASS 2 SHARES*    3/31/99      3/31/00      4/30/00         4/30/01           4/30/02           4/30/03
-----------------------------------------------------------------------------------------------------------
Growth (Inception Date: 4/15/97)
  Beginning
     AUV........     15.05         15.89        21.30    (a)     $20.24    (a)    $17.039    (a)    $14.356
                                                         (b)     $20.24    (b)    $17.018    (b)    $14.302
  Ending AUV....     15.89         21.30        20.24    (a)     $17.04    (a)    $14.356    (a)    $12.715
                                                         (b)     $17.02    (b)    $14.302    (b)    $12.635
  Ending Number
     of AUs.....    31,169     1,653,495    1,871,300    (a)    398,040    (a)  1,596,999    (a)  2,178,753
                                                         (b)  1,431,268    (b)  5,159,748    (b)  5,698,422
-----------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 4/15/97)
  Beginning
     AUV........     14.25         15.09        19.48    (a)     $18.62    (a)    $16.288    (a)    $14.164
                                                         (b)     $18.62    (b)    $16.267    (b)    $14.111
  Ending AUV....     15.09         19.48        18.62    (a)     $16.29    (a)    $14.164    (a)    $12.833
                                                         (b)     $16.27    (b)    $14.111    (b)    $12.753
  Ending Number
     of AUs.....    93,136     1,559,019    1,760,865    (a)    483,256    (a)  2,793,004    (a)  4,278,227
                                                         (b)  1,692,012    (b)  7,849,672    (b)  9,973,728
-----------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 4/15/97)
  Beginning
     AUV........     13.80         14.05        16.68    (a)     $16.11    (a)    $14.973    (a)    $13.695
                                                         (b)     $16.11    (b)    $14.956    (b)    $13.645
  Ending AUV....     14.05         16.68        16.11    (a)     $14.97    (a)    $13.695    (a)    $12.870
                                                         (b)     $14.96    (b)    $13.645    (b)    $12.791
  Ending Number
     of AUs.....    85,553       991,695    1,061,795    (a)    375,068    (a)  2,883,697    (a)  4,762,059
                                                         (b)  1,049,088    (b)  5,761,721    (b)  7,977,286
-----------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 4/15/97)
  Beginning
     AUV........     13.03         13.21        14.89    (a)     $14.50    (a)    $14.127    (a)    $13.410
                                                         (b)     $14.50    (b)    $14.101    (b)    $13.353
  Ending AUV....     13.21         14.89        14.50    (a)     $14.13    (a)    $13.410    (a)    $13.016
                                                         (b)     $14.10    (b)    $13.353    (b)    $12.928
  Ending Number
     of AUs.....    33,892       623,175      629,067    (a)    181,135    (a)  2,004,171    (a)  3,771,996
                                                         (b)    795,377    (b)  3,915,976    (b)  6,606,977
-----------------------------------------------------------------------------------------------------------

                       FISCAL             FISCAL            FISCAL            FISCAL            FISCAL            FISCAL
SEASONS SERIES          YEAR               YEAR              YEAR              YEAR              YEAR              YEAR
TRUST --               ENDED              ENDED              ENDED             ENDED             ENDED             ENDED
CLASS 2 SHARES*       4/30/04            4/30/05            4/30/06           4/30/07           4/30/08           4/30/09
----------------------------------------------------------------------------------------------------------------------------
Growth (Inception Date: 4/15/97)
  Beginning
     AUV........  (a)     $12.715    (a)     $14.878    (a)    $15.612    (a)    $17.964    (a)    $19.869    (a)    $19.858
                  (b)     $12.635    (b)     $14.748    (b)    $15.437    (b)    $17.719    (b)    $19.548    (b)    $19.489
  Ending AUV....  (a)     $14.878    (a)     $15.612    (a)    $17.964    (a)    $19.869    (a)    $19.858    (a)    $14.134
                  (b)     $14.748    (b)     $15.437    (b)    $17.719    (b)    $19.548    (b)    $19.489    (b)    $13.837
  Ending Number
     of AUs.....  (a)   3,020,703    (a)   2,799,359    (a)  2,562,193    (a)  2,333,243    (a)  1,983,476    (a)  1,434,326
                  (b)   6,514,187    (b)   5,639,555    (b)  5,257,227    (b)  4,649,626    (b)  3,937,169    (b)  2,847,801
----------------------------------------------------------------------------------------------------------------------------
Moderate Growth (Inception Date: 4/15/97)
  Beginning
     AUV........  (a)     $12.833    (a)     $14.722    (a)    $15.374    (a)    $17.376    (a)    $19.121    (a)    $19.047
                  (b)     $12.753    (b)     $14.594    (b)    $15.201    (b)    $17.138    (b)    $18.813    (b)    $18.693
  Ending AUV....  (a)     $14.722    (a)     $15.374    (a)    $17.376    (a)    $19.121    (a)    $19.047    (a)    $14.124
                  (b)     $14.594    (b)     $15.201    (b)    $17.138    (b)    $18.813    (b)    $18.693    (b)    $13.827
  Ending Number
     of AUs.....  (a)   6,054,737    (a)   5,721,257    (a)  5,435,612    (a)  5,150,352    (a)  4,327,532    (a)  2,923,463
                  (b)  11,785,293    (b)  10,690,901    (b)  9,880,656    (b)  9,180,661    (b)  7,945,173    (b)  6,007,247
----------------------------------------------------------------------------------------------------------------------------
Balanced Growth (Inception Date: 4/15/97)
  Beginning
     AUV........  (a)     $12.870    (a)     $14.390    (a)    $15.048    (a)    $16.489    (a)    $18.037    (a)    $18.257
                  (b)     $12.791    (b)     $14.265    (b)    $14.880    (b)    $16.265    (b)    $17.747    (b)    $17.920
  Ending AUV....  (a)     $14.390    (a)     $15.048    (a)    $16.489    (a)    $18.037    (a)    $18.257    (a)    $14.162
                  (b)     $14.265    (b)     $14.880    (a)    $16.265    (b)    $17.747    (b)    $17.920    (b)    $13.865
  Ending Number
     of AUs.....  (a)   6,508,746    (a)   5,790,342    (a)  5,295,211    (a)  4,893,425    (a)  4,296,322    (a)  2,965,397
                  (b)  10,269,407    (b)   9,517,592    (b)  8,526,201    (b)  7,567,301    (b)  6,454,786    (b)  4,862,037
----------------------------------------------------------------------------------------------------------------------------
Conservative Growth (Inception Date: 4/15/97)
  Beginning
     AUV........  (a)     $13.016    (a)     $14.214    (a)    $14.808    (a)    $15.879    (a)    $17.248    (a)    $17.395
                  (b)     $12.928    (b)     $14.082    (b)    $14.634    (b)    $15.653    (b)    $16.960    (b)    $17.063
  Ending AUV....  (a)     $14.214    (a)     $14.808    (a)    $15.879    (a)    $17.248    (a)    $17.395    (a)    $14.272
                  (b)     $14.082    (b)     $14.634    (b)    $15.653    (b)    $16.960    (b)    $17.063    (b)    $13.964
  Ending Number
     of AUs.....  (a)   4,522,063    (a)   4,162,144    (a)  3,623,916    (a)  3,116,403    (a)  2,703,394    (a)  1,927,003
                  (b)   7,653,618    (b)   7,197,749    (b)  6,100,149    (b)  5,428,440    (b)  4,855,603    (b)  3,374,910
----------------------------------------------------------------------------------------------------------------------------







     (a) Without EstatePlus (1.40%).
     (b) With election of EstatePlus (1.65%).
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.
     * If you purchased your contract on or before November 17, 2003, Class 2 Shares (0.15% 12b-1 fees) of Seasons Series Trust are offered in your contract, instead of Class 3 Shares for all Variable Portfolios except the Seasons Managed Allocation Portfolios and the Strategic Fixed Income Portfolio, which are only offered as Class 3 Shares of Seasons Series Trust (0.25% 12b-1 fees).

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PREMIER PORTFOLIOS


                                                                        FISCAL            FISCAL              FISCAL
                                                     INCEPTION           YEAR              YEAR                YEAR
                                                        TO               ENDED             ENDED               ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES             4/30/06           4/30/07           4/30/08             4/30/09
-------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth SAST (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $11.748
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $11.748
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 7.626
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 7.605
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        4,844
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        3,424
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth SAST (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $11.139
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $11.139
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.837
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 6.822
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        2,065
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (a)        1,462
-------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income SAST (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.694
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.694
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.862
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 6.848
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        3,358
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        3,125
-------------------------------------------------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2 SHARES

-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.096
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 6.085
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        3,440
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        4,270

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity Income (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 5.678
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 5.660
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        8,234
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        5,810

-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 9.775
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 9.751
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)       12,650
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)       33,001

-------------------------------------------------------------------------------------------------------------------------





     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                        FISCAL            FISCAL              FISCAL
                                                     INCEPTION           YEAR              YEAR                YEAR
                                                        TO               ENDED             ENDED               ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES             4/30/06           4/30/07           4/30/08             4/30/09
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.656
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 6.653
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)       11,563
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        8,897
-------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 5.424
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 5.404
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        8,128
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        6,531
-------------------------------------------------------------------------------------------------------------------------


T. ROWE PRICE EQUITY SERIES, INC. -- CLASS 2
  SHARES

-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth II (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.560
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $ 6.537
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        1,544
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        1,302

-------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Equity Income II (Inception Date: 05/01/08)
  Beginning AUV.................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $10.000
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)      $10.000
  Ending AUV....................................   (a)      N/A      (a)      N/A      (a)      N/A      (a)      $ 6.209
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (a)      $ 6.190
  Ending Number of AUs..........................   (a)      N/A      (a)      N/A      (a)      N/A      (a)        7,600
                                                   (b)      N/A      (b)      N/A      (b)      N/A      (b)        5,333

-------------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELECT PORTFOLIOS



                                                                       FISCAL                 FISCAL                FISCAL
                                                INCEPTION               YEAR                   YEAR                  YEAR
                                                   TO                   ENDED                 ENDED                  ENDED
SUNAMERICA SERIES TRUST -- CLASS 3 SHARES        4/30/06               4/30/07               4/30/08               4/30/09
-------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $ 8.507      (a)      $ 9.564      (a)      $ 10.339      (a)      $10.971
                                            (b)      $ 8.507      (b)      $ 9.484      (b)      $ 10.229      (b)      $10.831
  Ending AUV.............................   (a)      $ 9.564      (a)      $10.339      (a)      $ 10.971      (a)      $ 7.054
                                            (b)      $ 9.484      (b)      $10.229      (b)      $ 10.831      (b)      $ 6.950
  Ending Number of AUs...................   (a)        2,299      (a)        5,247      (a)        22,990      (a)       20,872
                                            (b)          220      (b)        8,465      (b)        23,230      (b)       22,628
-------------------------------------------------------------------------------------------------------------------------------

Large-Cap Composite (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $ 9.285      (a)      $10.299      (a)      $ 11.604      (a)      $10.971
                                            (b)      $ 9.285      (b)      $10.214      (b)      $ 11.458      (b)      $10.811
  Ending AUV.............................   (a)      $10.299      (a)      $11.604      (a)      $ 10.971      (a)      $ 6.950
                                            (b)      $10.214      (b)      $11.458      (b)      $ 10.811      (b)      $ 6.835
  Ending Number of AUs...................   (a)            0      (a)       27,838      (a)        31,848      (a)       35,774
                                            (b)          119      (b)        1,156      (b)         3,705      (b)        1,945
-------------------------------------------------------------------------------------------------------------------------------

Large-Cap Value (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $12.670      (a)      $14.414      (a)      $ 16.630      (a)      $15.389
                                            (b)      $12.670      (b)      $14.331      (b)      $ 16.501      (b)      $15.239
  Ending AUV.............................   (a)      $14.414      (a)      $16.630      (a)      $ 15.389      (a)      $ 9.821
                                            (b)      $14.331      (b)      $16.501      (b)      $ 15.239      (b)      $ 9.706
  Ending Number of  AUs..................   (a)        5,487      (a)       18,955      (a)        25,313      (a)       27,994
                                            (b)        1,682      (b)       12,984      (b)        32,211      (b)       32,143
-------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Growth (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $14.207      (a)      $18.166      (a)      $ 19.634      (a)      $19.547
                                            (b)      $14.207      (b)      $18.046      (b)      $ 19.407      (b)      $19.281
  Ending AUV.............................   (a)      $18.166      (a)      $19.634      (a)      $ 19.547      (a)      $12.407
                                            (b)      $18.046      (b)      $19.407      (b)      $ 19.281      (b)      $12.214
  Ending Number of AUs...................   (a)       11,702      (a)        8,040      (a)        12,318      (a)       12,507
                                            (b)          124      (b)        2,391      (b)         6,872      (b)        6,659
-------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $20.140      (a)      $23.619      (a)      $ 27.511      (a)      $23.983
                                            (b)      $20.140      (b)      $23.409      (b)      $ 27.210      (b)      $23.673
  Ending AUV.............................   (a)      $23.619      (a)      $27.511      (a)      $ 23.983      (a)      $15.124
                                            (b)      $23.409      (b)      $27.210      (b)      $ 23.673      (b)      $14.900
  Ending Number of AUs...................   (a)       13,124      (a)       18,845      (a)        20,275      (a)       21,880
                                            (b)          876      (b)        7,707      (b)        12,338      (b)       10,877
-------------------------------------------------------------------------------------------------------------------------------

Small-Cap (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $10.535      (a)      $12.854      (a)      $ 13.785      (a)      $11.484
                                            (b)      $10.535      (b)      $12.740      (b)      $ 13.637      (b)      $11.338
  Ending AUV.............................   (a)      $12.854      (a)      $13.785      (a)      $ 11.484      (a)      $ 7.949
                                            (b)      $12.740      (b)      $13.637      (b)      $ 11.338      (b)      $ 7.832
  Ending Number of AUs...................   (a)       17,786      (a)       25,772      (a)        33,883      (a)       38,089
                                            (b)          243      (b)        9,376      (b)        17,991      (b)       16,791
-------------------------------------------------------------------------------------------------------------------------------

International Equity (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $ 8.746      (a)      $11.380      (a)      $ 13.013      (a)      $12.578
                                            (b)      $ 8.746      (b)      $11.297      (b)      $ 12.891      (b)      $12.436
  Ending AUV.............................   (a)      $11.380      (a)      $13.013      (a)      $ 12.578      (a)      $ 6.992
                                            (b)      $11.297      (b)      $12.891      (b)      $ 12.436      (b)      $ 6.899
  Ending Number of AUs...................   (a)        8,432      (a)       80,121      (a)       100,938      (a)       90,057
                                            (b)       28,076      (b)       47,398      (b)        66,047      (b)       64,001
-------------------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                       FISCAL                FISCAL                 FISCAL
                                                INCEPTION               YEAR                  YEAR                   YEAR
                                                   TO                   ENDED                 ENDED                 ENDED
                                                 4/30/06               4/30/07               4/30/08               4/30/09
-------------------------------------------------------------------------------------------------------------------------------
Diversified Fixed Income (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $12.050      (a)      $11.793      (a)      $12.386      (a)      $ 12.923
                                            (b)      $12.050      (b)      $11.741      (b)      $12.303      (b)      $ 12.810
  Ending AUV.............................   (a)      $11.793      (a)      $12.386      (a)      $12.923      (a)      $ 12.743
                                            (b)      $11.741      (b)      $12.303      (b)      $12.810      (b)      $ 12.608
  Ending Number of AUs...................   (a)        2,544      (a)       14,597      (a)       22,801      (a)        21,299
                                            (b)        1,536      (b)        3,991      (b)       23,438      (b)        30,451
-------------------------------------------------------------------------------------------------------------------------------

Strategic Fixed Income (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $ 9.751      (a)      $10.224      (a)      $10.985      (a)      $ 10.923
                                            (b)      $ 9.751      (b)      $10.172      (b)      $10.907      (b)      $ 10.823
  Ending AUV.............................   (a)      $10.224      (a)      $10.985      (a)      $10.923      (a)      $  9.733
                                            (b)      $10.172      (b)      $10.907      (b)      $10.823      (b)      $  9.625
  Ending Number of AUs...................   (a)        7,999      (a)       24,453      (a)       24,264      (a)        21,821
                                            (b)        1,480      (b)        7,465      (b)       33,462      (b)        32,128
-------------------------------------------------------------------------------------------------------------------------------

Cash Management (Inception Date: 05/05/05)
  Beginning AUV..........................   (a)      $10.562      (a)      $10.736      (a)      $11.072      (a)      $ 11.247
                                            (b)      $10.562      (b)      $10.699      (b)      $11.035      (b)      $ 11.188
  Ending AUV.............................   (a)      $10.736      (a)      $11.072      (a)      $11.247      (a)      $ 11.122
                                            (b)      $10.699      (b)      $11.035      (b)      $11.188      (b)      $ 11.041
  Ending Number of AUs...................   (a)       42,537      (a)       78,497      (a)       72,398      (a)        73,138
                                            (b)          112      (b)        5,527      (b)       45,231      (b)       190,050
-------------------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FOCUSED PORTFOLIOS



                                                                         FISCAL           FISCAL           FISCAL
                                                       INCEPTION          YEAR             YEAR             YEAR
                                                          TO              ENDED            ENDED            ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                  4/30/06          4/30/07          4/30/08          4/30/09
--------------------------------------------------------------------------------------------------------------------
Focus Growth (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $6.978     (a)   $8.099     (a)   $8.339     (a)   $8.776
                                                     (b)   $6.978     (b)   $8.029     (b)   $8.254     (b)   $8.670
  Ending AUV.......................................  (a)   $8.099     (a)   $8.339     (a)   $8.776     (a)   $5.558
                                                     (b)   $8.029     (b)   $8.254     (b)   $8.670     (b)   $5.480
  Ending Number of AUs.............................  (a)    7,555     (a)   10,357     (a)   11,141     (a)   19,163
                                                     (b)      266     (b)    2,174     (b)    9,629     (b)    8,487
--------------------------------------------------------------------------------------------------------------------

Focus Growth & Income (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $9.283     (a)  $10.509     (a)  $11.846     (a)  $10.842
                                                     (b)   $9.283     (b)  $10.419     (b)  $11.711     (b)  $10.696
  Ending AUV.......................................  (a)  $10.509     (a)  $11.846     (a)  $10.842     (a)   $6.931
                                                     (b)  $10.419     (b)  $11.711     (b)  $10.696     (b)   $6.824
  Ending Number of AUs.............................  (a)    6,194     (a)   11,919     (a)   19,057     (a)   18,461
                                                     (b)      121     (b)    3,560     (b)    6,117     (b)    6,286
--------------------------------------------------------------------------------------------------------------------

Focus Value (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)  $13.753     (a)  $16.141     (a)  $19.517     (a)  $17.941
                                                     (b)  $13.753     (b)  $16.046     (b)  $19.368     (b)  $17.767
  Ending AUV.......................................  (a)  $16.141     (a)  $19.517     (a)  $17.941     (a)  $12.223
                                                     (b)  $16.046     (b)  $19.368     (b)  $17.767     (b)  $12.080
  Ending Number of AUs.............................  (a)   13,961     (a)   14,549     (a)   17,492     (a)   16,708
                                                     (b)       80     (b)    6,030     (b)    7,947     (b)    5,151
--------------------------------------------------------------------------------------------------------------------

Focus TechNet (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $4.228     (a)   $5.382     (a)   $5.269     (a)   $5.271
                                                     (b)   $4.228     (b)   $5.351     (b)   $5.226     (b)   $5.217
  Ending AUV.......................................  (a)   $5.382     (a)   $5.269     (a)   $5.271     (a)   $3.834
                                                     (b)   $5.351     (b)   $5.226     (b)   $5.217     (b)   $3.788
  Ending Number of AUs.............................  (a)      546     (a)   14,300     (a)   14,905     (a)   15,020
                                                     (b)      494     (b)    1,554     (b)    6,142     (b)    6,497
--------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEASONS MANAGED ALLOCATION PORTFOLIOS



                                                                         FISCAL           FISCAL           FISCAL
                                                       INCEPTION          YEAR             YEAR             YEAR
                                                          TO              ENDED            ENDED            ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                  4/30/06          4/30/07          4/30/08         4/30/09
--------------------------------------------------------------------------------------------------------------------
Allocation Growth (Inception Date: 05/05/05
  Beginning AUV....................................  (a)   $9.765     (a)  $11.500     (a)  $12.826     (a)  $12.157
                                                     (b)   $9.765     (b)  $11.477     (b)  $12.775     (b)  $12.085
  Ending AUV.......................................  (a)  $11.500     (a)  $12.826     (a)  $12.157     (a)   $7.696
                                                     (b)  $11.477     (b)  $12.775     (b)  $12.085     (b)   $7.635
  Ending Number of AUs.............................  (a)   46,266     (a)  197,273     (a)  277,031     (a)  257,682
                                                     (b)   22,583     (b)   65,431     (b)  101,759     (b)   80,677
--------------------------------------------------------------------------------------------------------------------

Allocation Moderate Growth (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $9.802     (a)  $11.223     (a)  $12.418     (a)  $11.929
                                                     (b)   $9.802     (b)  $11.199     (b)  $12.366     (b)  $11.856
  Ending AUV.......................................  (a)  $11.223     (a)  $12.418     (a)  $11.929     (a)   $8.094
                                                     (b)  $11.199     (b)  $12.366     (b)  $11.856     (b)   $8.028
  Ending Number of AUs.............................  (a)   27,373     (a)  260,586     (a)  480,665     (a)  900,116
                                                     (b)   95,438     (b)  330,334     (b)  525,612     (b)  634,485
--------------------------------------------------------------------------------------------------------------------

Allocation Moderate (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $9.844     (a)  $10.967     (a)  $12.041     (a)  $11.713
                                                     (b)   $9.844     (b)  $10.942     (b)  $11.989     (b)  $11.639
  Ending AUV.......................................  (a)  $10.967     (a)  $12.041     (a)  $11.713     (a)   $8.498
                                                     (b)  $10.942     (b)  $11.989     (b)  $11.639     (b)   $8.428
  Ending Number of AUs.............................  (a)   24,633     (a)  193,857     (a)  351,559     (a)  488,510
                                                     (b)   86,583     (b)  212,257     (b)  304,473     (b)  214,095
--------------------------------------------------------------------------------------------------------------------

Allocation Balanced (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)   $9.729     (a)  $10.693     (a)  $11.622     (a)  $11.450
                                                     (b)   $9.729     (b)  $10.670     (b)  $11.574     (b)  $11.380
  Ending AUV.......................................  (a)  $10.693     (a)  $11.622     (a)  $11.450     (a)   $8.893
                                                     (b)  $10.670     (b)  $11.574     (b)  $11.380     (b)   $8.821
  Ending Number of AUs.............................  (a)   19,563     (a)  223,937     (a)  331,782     (a)  504,986
                                                     (b)   54,118     (b)  183,278     (b)  256,132     (b)  298,437
--------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
             FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEASONS STRATEGIES



                                                                         FISCAL           FISCAL           FISCAL
                                                       INCEPTION          YEAR             YEAR             YEAR
                                                          TO              ENDED            ENDED            ENDED
SEASONS SERIES TRUST -- CLASS 3 SHARES                  4/30/06          4/30/07          4/30/08          4/30/09
--------------------------------------------------------------------------------------------------------------------
Growth Strategy (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)  $15.783     (a)  $17.928     (a)  $19.809     (a)  $19.778
                                                     (b)  $15.783     (b)  $17.775     (b)  $19.600     (b)  $19.530
  Ending AUV.......................................  (a)  $17.928     (a)  $19.809     (a)  $19.778     (a)  $14.063
                                                     (b)  $17.775     (b)  $19.600     (b)  $19.530     (b)  $13.859
  Ending Number of AUs.............................  (a)      101     (a)   13,641     (a)   47,802     (a)   36,781
                                                     (b)    2,232     (b)   25,347     (b)   35,214     (b)   36,861
--------------------------------------------------------------------------------------------------------------------
Moderate Growth Strategy (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)  $15.524     (a)  $17.343     (a)  $19.067     (a)  $18.974
                                                     (b)  $15.524     (b)  $17.234     (b)  $18.909     (b)  $18.779
  Ending AUV.......................................  (a)  $17.343     (a)  $19.067     (a)  $18.974     (a)  $14.056
                                                     (b)  $17.234     (b)  $18.909     (b)  $18.779     (b)  $13.884
  Ending Number of AUs.............................  (a)      170     (a)   25,043     (a)   57,726     (a)   53,927
                                                     (b)   27,351     (b)   31,993     (b)   51,997     (b)   60,478
--------------------------------------------------------------------------------------------------------------------
Balanced Growth Strategy (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)  $15.168     (a)  $16.452     (a)  $17.978     (a)  $18.179
                                                     (b)  $15.168     (b)  $16.322     (b)  $17.791     (b)  $17.953
  Ending AUV.......................................  (a)  $16.452     (a)  $17.978     (a)  $18.179     (a)  $14.087
                                                     (b)  $16.322     (b)  $17.791     (b)  $17.953     (b)  $13.883
  Ending Number of AUs.............................  (a)   38,514     (a)   40,710     (a)   45,082     (a)   22,059
                                                     (b)       74     (b)      943     (b)    2,424     (b)    2,098
--------------------------------------------------------------------------------------------------------------------
Conservative Growth Strategy (Inception Date: 05/05/05)
  Beginning AUV....................................  (a)  $14.896     (a)  $15.837     (a)  $17.186     (a)  $17.314
                                                     (b)  $14.896     (b)  $15.713     (b)  $17.016     (b)  $17.091
  Ending AUV.......................................  (a)  $15.837     (a)  $17.186     (a)  $17.314     (a)  $14.189
                                                     (b)  $15.713     (b)  $17.016     (b)  $17.091     (b)  $13.984
  Ending Number of AUs.............................  (a)    2,253     (a)    7,097     (a)   31,328     (a)   10,455
                                                     (b)       76     (b)       76     (b)      625     (b)      841
--------------------------------------------------------------------------------------------------------------------







     (a) Without election of the Maximum Anniversary Value death benefit
         (1.40%).
     (b) With election of the Maximum Anniversary Value death benefit (1.60%). The Combination HV & Roll-Up death benefit and EstatePlus are not offered in New York.
         AUV - Accumulation Unit Value
         AU - Accumulation Units
     The Separate Account has a fiscal year end of April 30.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX B - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st anniversary is the Net Income Credit Percentage (6%) multiplied by the Income Credit Base ($100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year. On your 2nd anniversary, your Income Credit is $12,000
(6% x $200,000) and your Income Base equals $218,000 ($206,000 + $12,000). Your
Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $272,000
($242,000 + $30,000). On your 5th anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Therefore, if you elect to extend your Income Credit Period, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th anniversary, if you elect to extend your Income Credit Period, your Contract Value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in Example 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $142,464, or $148,400 * 96%. The Income Credit Base is adjusted to $134,400, or $140,000 * 96%. Your new Income Credit is 6% of your new Income Credit Base (6% * $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 * 5%), which equals $7,123.20. Therefore, if you do not take additional excess withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th         $98,560      $151,000      $100,000       $3,000        $7,550
----------------------------------------------------------------------------------
    10th         $91,010      $152,000      $100,000       $1,000        $7,600
----------------------------------------------------------------------------------


On your 8th anniversary, if you elect to extend your Income Credit Period, your contract value is $103,000, and your Income Base is stepped-up to $148,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,400 (5% of the $148,000 Income Base). Assume that during your 8th contract year, after your 8th contract anniversary, you make a withdrawal of

$4,440 (3% of the $148,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your 9th anniversary will equal $98,560 ($103,000 - $4,440). Your new Income Credit is 3% (6% - 3%) of your
Income Credit Base (3% * $100,000), which is $3,000. Your Income Base is equal to the greatest of your contract value ($98,560) or your Income Credit plus your current Income Base ($151,000 = $3,000 + $148,000). Assume that during your 9th contract year, after your 9th contract anniversary, you make another withdrawal of $7,550 (5% of the $151,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your 10th anniversary will equal $91,010 ($98,560 - $7,550). Your new Income Credit is 1% (6% - 5%) of your
Income Credit Base (1% * $100,000), which is $1,000. Your Income Base is equal to the greatest of your contract value ($91,010) or your Income Credit plus your current Income Base ($152,000 = $1,000 + $151,000).

On your 10th anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $7,600 (5% of the $152,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $7,600 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life
Plus:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% x $100,000) which equals $6,000. On your 1st contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st contract anniversary is 5% of the Income Base (5% x $106,000 = $5,300). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $223,000      $218,000      $200,000       $12,000       $10,900
----------------------------------------------------------------------------------
     3rd        $223,000      $230,000      $200,000       $12,000       $11,500
----------------------------------------------------------------------------------
     4th        $223,000      $242,000      $200,000       $12,000       $12,100
----------------------------------------------------------------------------------
     5th        $253,000      $285,800      $230,000       $13,800       $14,290
----------------------------------------------------------------------------------
     6th        $303,000      $299,600      $230,000       $13,800       $14,980
----------------------------------------------------------------------------------


Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year (100% of $100,000). On your 2nd contract anniversary, your Income Credit is $12,000 (6% x $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the 2nd contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your 5th contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $13,800 ($230,000 x 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the 6th contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600 ($285,800 + $13,800). If you were to start taking withdrawals after the 6th contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
   CONTRACT     CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $121,900      $115,000       $6,900        $6,095
----------------------------------------------------------------------------------
     4th        $110,000      $128,800      $115,000       $6,900        $6,440
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $148,400      $140,000       $8,400        $7,420
----------------------------------------------------------------------------------


* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your 6th contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess

Withdrawals and begin taking withdrawals as of the 6th contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500
($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new Income Credit is 6% of your new Income Credit Base (6% x $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 x 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:

----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $106,000      $100,000       $6,000        $5,300
----------------------------------------------------------------------------------
     2nd        $103,000      $112,000      $100,000       $6,000        $5,600
----------------------------------------------------------------------------------
     3rd        $103,000      $118,000      $100,000       $6,000        $5,900
----------------------------------------------------------------------------------
     4th        $103,000      $124,000      $100,000       $6,000        $6,200
----------------------------------------------------------------------------------
     5th        $103,000      $130,000      $100,000       $6,000        $6,500
----------------------------------------------------------------------------------
     6th        $103,000      $136,000      $100,000       $6,000        $6,800
----------------------------------------------------------------------------------
     7th        $103,000      $142,000      $100,000       $6,000        $7,100
----------------------------------------------------------------------------------
     8th        $103,000      $148,000      $100,000       $6,000        $7,400
----------------------------------------------------------------------------------
     9th        $103,000      $154,000      $100,000       $6,000        $7,700
----------------------------------------------------------------------------------
    10th        $103,000      $160,000      $100,000       $6,000        $8,000
----------------------------------------------------------------------------------
    11th        $103,000      $166,000      $100,000       $6,000        $8,300
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------


* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.

On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($172,000 = $166,000 + $6,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Benefit
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life feature:

EXAMPLE 1:

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.

Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value

($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock For Life and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:

------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------


On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.

EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT

Assume you elect MarketLock For Life, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800 ($117,800 - $7,000), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the Contract Value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage
($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional excess withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.


Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment.

The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.


The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.


THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.


A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:


     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:


     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

               (1) Continuation Net Purchase Payments; or

               (2) 125% of contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          1. Contract value; or

          2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date; or

          3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received and reduced by any Withdrawal Adjustment since that anniversary. The anniversary value for any year is equal to the contract value on the applicable contract anniversary after the Continuation Date.


          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.


          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2009, please see the Statement of Additional Information for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

B.  COMBINATION HV & ROLL-UP DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S
    DEATH:

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, and adjusted for any Continuation Net Purchase Payments received since that anniversary. The anniversary values for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death,

         adjusted for Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies. If the Continuing Spouse terminates the benefit or dies after the Latest Annuity Date, no Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary.

C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.


If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.


On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
PROSPECTUS PROVISION            AVAILABILITY OR VARIATION                STATES
------------------------------------------------------------------------------------
 Transfer Privilege    Any transfer over the limit of 15 will        Pennsylvania
                       incur a $10 transfer fee.                     Texas
------------------------------------------------------------------------------------
 Administration        Contract Maintenance Fee is $30.              New York
 Charge                                                              North Dakota
------------------------------------------------------------------------------------
 Administration        Charge will be deducted pro-rata from         Washington
 Charge                Variable Portfolios only.
------------------------------------------------------------------------------------
 MarketLock Income     Charge will be deducted pro-rata from         New York
 Plus,                 Variable Portfolios only.                     Oregon
 MarketLock For                                                      Texas
 Life Plus,                                                          Washington
 MarketLock For
 Life
------------------------------------------------------------------------------------
 MarketLock Income     You may elect the current Maximum Annual      Oregon
 Plus,                 Withdrawal Amount to be received monthly.
 MarketLock For
 Life Plus,
 MarketLock For
 Life
------------------------------------------------------------------------------------
 Free Look             If you reside in Arizona and are age 65 or    Arizona
                       older on your Contract Date, the Free Look
                       period is 30 days.
------------------------------------------------------------------------------------
 Free Look             If you reside in California and are age 60    California
                       or older on your Contract Date, the Free
                       Look period is 30 days.
------------------------------------------------------------------------------------
 Right To Examine      The Free Look amount is calculated as the     New York
                       greater of (1) Purchase Payments or (2) the
                       value of your contract on the day we
                       receive your request in Good Order at the
                       Annuity Service Center.
------------------------------------------------------------------------------------
 Nursing Home          The Nursing Home Waiver is available only     New York
 Waiver                if you purchased your contract after
                       September 22, 2008.
------------------------------------------------------------------------------------
 Death Benefits        The standard death benefit is only            Washington
                       available to contract owners or continuing
                       spouses who are age 82 and younger.
------------------------------------------------------------------------------------
 Death Benefits        The Combination HV & Roll-Up death benefit    New York
                       and EstatePlus death benefit are not          Washington
                       available.
------------------------------------------------------------------------------------
 Death Benefits        If you continue your contract on or after     Washington
 Upon Spousal          your 83rd birthday, the death benefit is
 Continuation          equal to contract value.
------------------------------------------------------------------------------------
 Annuity Income        You may switch to the income phase any time   Florida
 Options               after your first contract anniversary.
------------------------------------------------------------------------------------
 Annuity Date          You may begin the Income Phase anytime 13     New York
                       months or more after contract issue.
------------------------------------------------------------------------------------
 Systematic            Minimum withdrawal amount is $250 per         Minnesota
 Withdrawal            withdrawal or the penalty free withdrawal     Oregon
                       amount.
------------------------------------------------------------------------------------
 Premium Tax           We deduct premium tax charges of 0.50% for    California
                       Qualified contracts and 2.35% for Non-
                       Qualified contracts when you surrender your
                       contract or begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax           We deduct premium tax charges of 0% for       Maine
                       Qualified contracts and 2.0% for Non-
                       Qualified contracts when you make a
                       Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax           We deduct premium tax charges of 0% for       Nevada
                       Qualified contracts and 3.5% for Non-
                       Qualified contracts when you surrender your
                       contract or begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax           For the first $500,000 in the contract, we    South Dakota
                       deduct premium tax charges of 0% for
                       Qualified contracts and 1.25% for Non-
                       Qualified contracts when you make a
                       Purchase Payment. For any amount in excess
                       of $500,000 in the contract, we deduct
                       front-end premium tax charges of 0% for
                       Qualified contracts and 0.80% for Non-
                       Qualified contracts when you make a
                       Purchase Payment.
------------------------------------------------------------------------------------
 Premium Tax           We deduct premium tax charges of 1.0% for     West Virginia
                       Qualified contracts and 1.0% for Non-
                       Qualified contracts when you surrender your
                       contract or begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax           We deduct premium tax charges of 0% for       Wyoming
                       Qualified contracts and 1.0% for Non-
                       Qualified contracts when you make a
                       Purchase Payment.
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX E - IMPORTANT INFORMATION FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK) PRIOR TO JANUARY 1,
                                      2007

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.


As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group.


The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.


IF YOU PURCHASED YOUR CONTRACT PRIOR TO JANUARY 1, 2007, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.


Separate Account and the Company
General Account
Support Agreement Between the Company and American International Group
Master-Feeder Structure
Performance Data
Market Value Adjustment ("MVA") for Seasons Select II Contracts Issued
  Before May 2, 2005
MarketLock Optional Living Benefit for Contracts Issued Before May 1, 2006
MarketLock For Two Optional Living Benefit Provisions for Seasons Select II
  Contracts Issued Before May 1, 2008
Seasons Income Rewards Optional Living Benefit Provisions for Seasons
  Select II Contracts Issued Before May 1, 2008
Income Protector Feature for Seasons Select II Contracts Issued Before
  August 2, 2004
Death Benefit Provisions for Contracts Issued Before August 2, 2004
Death Benefit Provisions for Contracts Issued Before May 1, 2007
Death Benefits Following Spousal Continuation for Contracts Issued Before
  May 1, 2007
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX F - IMPORTANT INFORMATION FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE
         INSURANCE COMPANY (IN NEW YORK ONLY) PRIOR TO FEBRUARY 1, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS


The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of American International Group and an affiliate of the Company. Please see the Statement of Additional Information for more information regarding these arrangements.


As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.


American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of American International Group.


The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.

IF YOU PURCHASED YOUR CONTRACT PRIOR TO FEBRUARY 1, 2008, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.


Separate Account and the Company
General Account
Support Agreement Between the Company and American International Group
Master-Feeder Structure
Performance Data
MarketLock Feature for Contracts Issued Before May 1, 2006
Maximum Annual Withdrawal Percentage for Age of Covered Person Applicable to the Optional MarketLock For Life Plus Feature for Contracts Issued
  Before July 30, 2007
MarketLock For Two Optional Living Benefit Provisions for Contracts Issued
  Before May 1, 2008
Seasons Income Rewards Optional Living Benefit Provisions for Contracts
  Issued Before May 1, 2008
Death Benefit Provisions for Contracts Issued Before May 1, 2007
Death Benefit Provisions Following Spousal Continuation for Contracts
  Issued Before May 1, 2007
Market Value Adjustment ("MVA") for Contracts Issued Before May 2, 2005
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

  Please forward a copy (without charge) of the Seasons Select II Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: ---------------------------------------------------------------


Date: ----------------------------------    Signed: --------------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
             in all states except in New York where it is issued by
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               in connection with
                          VARIABLE ANNUITY ACCOUNT FIVE
                                       and
                        FS VARIABLE ANNUITY ACCOUNT FIVE


                  --------------------------------------------


       SUPPLEMENT TO THE SEASONS SELECT II PROSPECTUS DATED JULY 27, 2009

                                 ("SUPPLEMENT")


The following information is provided to describe the Seasons Rewards Program which is no longer available to new sales. The sections shown here supplement those in the Prospectus, if the Seasons Rewards Program was elected.


The following is added to the Cover Page of the prospectus:


Please note that if you purchase your contract through certain broker-dealers, the Seasons Rewards Program is not optional and must be elected.


This variable annuity provides an optional Payment Enhancement feature. If you elect this feature, in exchange for payment enhancements credited to your contract, your withdrawal charge schedule will be longer and greater than if you chose not to elect this feature. These withdrawal charges may more than offset the value of any Payment Enhancement.

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this Program, all Purchase Payments are subject to a nine year withdrawal charge schedule. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. You may not elect to participate in this Program if you are age 81 or older at the time of contract issue. Amounts we contribute to your contract under this Program are considered earnings and are allocated to your contract as described below.

The following is added to the Glossary of the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To describe the Seasons Rewards program, we use the following defined terms:


PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Seasons Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.


SEASONS REWARDS PROGRAM - A program that provides a Payment Enhancement in exchange for a surrender charge that declines over 9 years.

Any other capitalized terms used in this supplement have the same meaning as the terms defined in the Prospectus.

The following is added to the Highlights section of the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE SEASONS REWARDS PROGRAM. ELECTING THE SEASONS REWARDS PROGRAM DOES NOT RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. HOWEVER, A CONTRACT WITHOUT THE SEASONS REWARDS PROGRAM HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE.

The following is added to the Fee Table section of the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXPENSES FOR CONTRACTS WITH SEASONS REWARDS

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)..... 9%


FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


(2) WITHDRAWAL CHARGE SCHEDULE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT WITHDRAWN) DECLINES OVER 9 YEARS AS FOLLOWS:

YEARS SINCE RECEIPT:..........................................   1    2    3    4    5    6    7    8    9   10+
With Seasons Rewards..........................................   9%   8%   7%   6%   6%   5%   4%   3%   2%   0%




FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

(2) WITHDRAWAL CHARGE SCHEDULE (AS A PERCENTAGE OF EACH PURCHASE PAYMENT WITHDRAWN) DECLINES OVER 9 YEARS AS FOLLOWS:

YEARS SINCE RECEIPT:..........................................   1    2    3    4    5    6    7    8    9   10+
With Seasons Rewards..........................................   9%   9%   8%   7%   6%   5%   4%   3%   2%   0%


After a Purchase Payment has been in the contract for nine complete years, withdrawal charges no longer apply to that Purchase Payment.



The following is added to the Maximum and Minimum Expense Examples section of the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      MAXIMUM AND MINIMUM EXPENSE EXAMPLES WITH THE SEASONS REWARDS PROGRAM
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 1.85%, including the optional Maximum Anniversary Value death benefit and EstatePlus, the optional MarketLock Income Plus feature (1.35%) and investment in the Underlying Fund with total expenses of 1.85%)

(1) If you surrender your contract at the end of the applicable time period:


1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,410     $2,228     $3,144     $5,075



(2) If you do not surrender or annuitize your contract at the end of applicable time period:(2)

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $510      $1,528     $2,544     $5,075




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expense of 1.40% no election of optional features and investment in the Underlying Fund with total expenses of 0.67%)


(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,115     $1,364     $1,739     $2,452


(2) If you do not surrender or annuitize your contract at the end of applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $215       $664      $1,139     $2,452




EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES

1. Expense Examples with election of the Seasons Rewards program reflect the Seasons Rewards withdrawal charge schedule, but do not reflect any upfront Payment Enhancement.


2. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If your contract was issued by First SunAmerica (New York only), your expenses may be lower than those shown in the Expense Examples. PLEASE SEE EXPENSES BELOW.

The following is added to the Purchasing a Seasons Select II Variable Annuity section of the prospectus:

If you are age 80 or younger at the time your contract is issued you may elect to participate in this program at contract issue. We contribute an upfront Payment Enhancement and, if available, a deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. PLEASE SEE EXPENSES BELOW. These withdrawal charges may offset the value of any Payment Enhancement, if you make an early withdrawal. Amounts we contribute to your contract under this program are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Seasons Rewards program may not perform as well as the contract without the program.

Purchase Payments may not be invested in dollar cost averaging Fixed Accounts if you participate in the Seasons Rewards program. However, you may use other Fixed Account options, if available, for dollar cost averaging. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW.

SEASONS REWARDS ENHANCEMENT LEVELS

Each enhancement level is a range of dollar amounts, which may correspond to different enhancement rates and dates. The enhancement level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments we determine your enhancement level by adding your contract value on the date we receive each subsequent Purchase Payment to the amount of the subsequent Purchase Payment. Enhancement levels may change from time to time, at our sole discretion.


UPFRONT PAYMENT ENHANCEMENT

An upfront Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment. We calculate an upfront Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the upfront Payment Enhancement Rate. We periodically review and establish the upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable upfront Payment Enhancement Rate is the rate in effect for the applicable enhancement level at the time we receive each Purchase Payment under your contract. The upfront Payment Enhancement amounts are allocated among Variable Portfolios and Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

DEFERRED PAYMENT ENHANCEMENT

A deferred Payment Enhancement is an amount we may add to your contract on a stated future date (the "deferred Payment Enhancement date"). We calculate a deferred Payment Enhancement amount, if applicable, as a percentage of each Purchase Payments received at the time we receive the Purchase Payment. We refer to this percentage amount as the deferred Payment Enhancement Rate. We periodically review and establish the deferred Payment Enhancement Rates and deferred Payment Enhancement dates. The deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by us at any time. The deferred Payment Enhancement date, if applicable, may change at any time. The applicable deferred Payment Enhancement date and deferred Payment Enhancement Rate are those which may be in effect for the applicable enhancement level at the time when we receive each Purchase Payment. Any applicable deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

If you withdraw any portion of a Purchase Payment, to which a deferred Payment Enhancement applies, prior to the deferred Payment Enhancement date, we reduce the amount of the corresponding deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of determining the deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

THE SEASONS REWARDS PROGRAM APPENDIX ILLUSTRATES HOW WE CALCULATE ANY APPLICABLE DEFERRED PAYMENT ENHANCEMENT AMOUNT.

We will not allocate any applicable deferred Payment Enhancement, if any, to your contract if the following circumstances occur prior to the deferred Payment Enhancement date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

90 DAY WINDOW

As of the 90th day after your contract was issued, we will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an enhancement level which, as of the date we issued your contract, would have provided for a higher upfront and/or deferred Payment Enhancement rate on each Purchase Payment, you will get the benefit of the enhancement rate(s) that were applicable to that higher enhancement level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable upfront and/or deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable upfront Look Back Adjustment according to your then current allocation instructions on file for subsequent Purchase Payments at the time we make the contribution and if applicable, to the Cash Management Variable Portfolio, for a deferred Look Back Adjustment.

THE SEASONS REWARDS PROGRAM APPENDIX PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement date applicable to all Purchase Payments as of the date of this prospectus are:


FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


-------------------------------------------------------------------
                          UPFRONT PAYMENT        DEFERRED PAYMENT
  ENHANCEMENT LEVEL       ENHANCEMENT RATE       ENHANCEMENT RATE
-------------------------------------------------------------------
 Under $500,000                  4%                     0%
-------------------------------------------------------------------
 $500,000 - more                 5%                     0%
-------------------------------------------------------------------


We are currently not offering a Deferred Payment Enhancement Rate.

FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

--------------------------------------------------------------------------------------
                               UPFRONT          DEFERRED
                               PAYMENT          PAYMENT
                             ENHANCEMENT      ENHANCEMENT         DEFERRED PAYMENT
    ENHANCEMENT LEVEL            RATE             RATE            ENHANCEMENT DATE
--------------------------------------------------------------------------------------
 Under $40,000                    2%               0%        N/A
--------------------------------------------------------------------------------------
 $40,000 - $99,999                4%               0%        N/A
--------------------------------------------------------------------------------------
 $100,000 - $499,999              4%               1%        Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------
 $500,000 - more                  5%               1%        Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------




The Seasons Rewards program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

We reserve the right to modify, suspend or terminate the Seasons Rewards program at any time for prospectively issued contracts and for subsequent Purchase Payments.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your free look request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center minus the Free Look Payment Enhancement, if applicable.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

ACCUMULATION UNITS

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, if applicable, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.


EXAMPLE:

We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 2% of your Purchase Payment, we would add a Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

DOLLAR COST AVERAGING FIXED ACCOUNTS

IF YOU ELECT THE SEASONS REWARDS PROGRAM, YOU MAY NOT INVEST INITIAL AND/OR SUBSEQUENT PURCHASE PAYMENTS IN THE AVAILABLE DCA FIXED ACCOUNTS.

The following is added to the Expenses section of the prospectus:

WITHDRAWAL CHARGES

We apply a withdrawal charge schedule against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 9 complete years if you elected to participate in the Seasons Rewards program, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITH ELECTION OF THE SEASONS REWARDS PROGRAM:


FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


----------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7       8       9      10+
----------------------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      9%      8%      7%      6%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------


FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

----------------------------------------------------------------------------------------------------
 YEARS SINCE
 PURCHASE PAYMENT
 RECEIPT                 1       2       3       4       5       6       7       8       9      10+
----------------------------------------------------------------------------------------------------
 WITHDRAWAL CHARGE      9%      9%      8%      7%      6%      5%      4%      3%      2%      0%
----------------------------------------------------------------------------------------------------


These higher potential withdrawal charges for the Seasons Rewards program may compensate us for the expenses associated with the program.

The Seasons Rewards program is designed for long term investing. We expect that if you remain committed to this investment over the long term, we will profit as a result of fees charged over the life of your contract. However, other than the withdrawal charge, no other fees or charges are higher if you elect Seasons Rewards than the contract without an election of this program.

The following is added to the Optional Living Benefits section of the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



The calculation of Eligible Purchase Payments does not include any Payment Enhancements under the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life features. However, Payment Enhancements are included in the calculation of Anniversary Values for the MarketLock Income Plus, MarketLock For Life Plus and MarketLock For Life features.

The following Appendix is added to the prospectus:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX

                        SEASONS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Seasons Rewards Program at contract issue, we contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment we receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

EXAMPLE 1 - NO WITHDRAWALS ARE MADE

     The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

     On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.


EXAMPLE 2 - WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

     As in Example 1, your Upfront Payment Enhancement is $2,500.

     This example also assumes the following:

     1.  Your contract value on your 5th contract anniversary is $190,000.

     2.  You request a withdrawal of $75,000 on your 5th contract anniversary.

     3.  No subsequent Purchase Payments have been made.

     4.  No prior withdrawals have been taken.

     5. Funds are not allocated to any of the MVA Fixed Accounts, if applicable to your contract.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, we allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:


FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


-------------------------------------------------------------------
                          UPFRONT PAYMENT        DEFERRED PAYMENT
  ENHANCEMENT LEVEL       ENHANCEMENT RATE       ENHANCEMENT RATE
-------------------------------------------------------------------
 Under $500,000                  4%                     0%
-------------------------------------------------------------------
 $500,000 - more                 5%                     0%
-------------------------------------------------------------------


FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

--------------------------------------------------------------------------------------
                               UPFRONT          DEFERRED
                               PAYMENT          PAYMENT
                             ENHANCEMENT      ENHANCEMENT         DEFERRED PAYMENT
    ENHANCEMENT LEVEL            RATE             RATE            ENHANCEMENT DATE
--------------------------------------------------------------------------------------
 Under $40,000                    2%               0%        N/A
--------------------------------------------------------------------------------------
 $40,000 - $99,999                4%               0%        N/A
--------------------------------------------------------------------------------------
 $100,000 - $499,999              4%               1%        Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------
 $500,000 - more                  5%               1%        Nine years from the date
                                                              we receive each Purchase
                                                              Payment.
--------------------------------------------------------------------------------------




Contracts issued with the Seasons Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, we will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date we issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


This example assumes the following:

     (1) Above Enhancement Levels, Rates, and Dates throughout the first 90 days.

     (2) No withdrawal in the first 90 days.

     (3) Initial Purchase Payment of $435,000 on December 1, 2000.

     (4) Subsequent Purchase Payment of $40,000 on January 15, 2001.

     (5) Subsequent Purchase Payment of $25,000 on January 30, 2001.

     (6) Subsequent Purchase Payment of $7,500 on February 12, 2001.

FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

This example assumes the following:

     1.  Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2.  No withdrawal in the first 90 days.

     3.  Initial Purchase Payment of $35,000 on December 1, 2000.

     4.  Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5.  Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6.  Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED


FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


---------------------------------------------------------------------------------
                     PURCHASE      UPFRONT        DEFERRED          DEFERRED
      DATE OF         PAYMENT      PAYMENT        PAYMENT            PAYMENT
 PURCHASE PAYMENT     AMOUNT     ENHANCEMENT    ENHANCEMENT     ENHANCEMENT DATE
---------------------------------------------------------------------------------
 December 1, 2000    $435,000         4%             0%                N/A
---------------------------------------------------------------------------------
 January 15, 2001     $40,000         4%             0%                N/A
---------------------------------------------------------------------------------
 January 30, 2001     $25,000         5%             1%         January 30, 2010
---------------------------------------------------------------------------------
 January 12, 2001     $7,500          5%             1%         February 12, 2010
---------------------------------------------------------------------------------


FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

----------------------------------------------------------------------------------
                                                                     DEFERRED
                      PURCHASE      UPFRONT        DEFERRED           PAYMENT
      DATE OF          PAYMENT      PAYMENT        PAYMENT          ENHANCEMENT
  PURCHASE PAYMENT     AMOUNT     ENHANCEMENT    ENHANCEMENT           DATE
----------------------------------------------------------------------------------
 December 1, 2000      $35,000         2%             0%                N/A
----------------------------------------------------------------------------------
 January 15, 2001      $40,000         4%             0%                N/A
----------------------------------------------------------------------------------
 January 30, 2001      $25,000         4%             1%         January 30, 2010
----------------------------------------------------------------------------------
 February 12, 2001     $7,500          4%             1%         February 12, 2010
----------------------------------------------------------------------------------





FOR CONTRACTS ISSUED BY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY (IN ALL STATES EXCEPT NEW YORK):


ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $507,500. According to the Enhancement Levels in effect at the time this contract was issued, a $507,500 Purchase Payment would have received a 5% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two payment enhancements would be adjusted at the end of the 90 days as follows:

----------------------------------------------------------------------------------
                                                                     DEFERRED
                      PURCHASE      UPFRONT        DEFERRED           PAYMENT
      DATE OF          PAYMENT      PAYMENT        PAYMENT          ENHANCEMENT
  PURCHASE PAYMENT     AMOUNT     ENHANCEMENT    ENHANCEMENT           DATE
----------------------------------------------------------------------------------
 December 1, 2000     $435,000         4%             1%         December 1, 2009
----------------------------------------------------------------------------------
 January 15, 2001      $40,000         4%             1%         January 15, 2010
----------------------------------------------------------------------------------
 January 30, 2001      $25,000         4%             1%         January 30, 2010
----------------------------------------------------------------------------------
 February 12, 2001     $7,500          4%             1%         February 12, 2010
----------------------------------------------------------------------------------


FOR CONTRACTS ISSUED BY FIRST SUNAMERICA LIFE INSURANCE COMPANY (NEW YORK ONLY):

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

----------------------------------------------------------------------------------
                                                                     DEFERRED
                      PURCHASE      UPFRONT        DEFERRED           PAYMENT
      DATE OF          PAYMENT      PAYMENT        PAYMENT          ENHANCEMENT
  PURCHASE PAYMENT     AMOUNT     ENHANCEMENT    ENHANCEMENT           DATE
----------------------------------------------------------------------------------
 December 1, 2000      $35,000         4%             1%         December 1, 2009
----------------------------------------------------------------------------------
 January 15, 2001      $40,000         4%             1%         January 15, 2010
----------------------------------------------------------------------------------
 January 30, 2001      $25,000         4%             1%         January 30, 2010
----------------------------------------------------------------------------------
 February 12, 2001     $7,500          4%             1%         February 12, 2010
----------------------------------------------------------------------------------





Date: July 27, 2009


                Please keep this Supplement with your Prospectus

================================================================================
                       STATEMENT OF ADDITIONAL INFORMATION
================================================================================


         FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                       Seasons Select II Variable Annuity

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated July 27, 2009, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    First SunAmerica Life Insurance Company
                             Annuity Service Center
                                 P.O. Box 54299
                       Los Angeles, California 90054-0299


    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JULY 27, 2009.

================================================================================
                                TABLE OF CONTENTS
================================================================================

Separate Account and the Company......................................    3

General Account ......................................................    4


Support Agreement Between the Company and American International
   Group .............................................................    4


Master-Feeder Structure...............................................    4

Performance Data .....................................................    6

MarketLock Income Plus Optional Living Benefit Provisions for
   Contracts Issued Before May 1, 2009 ...............................   10

MarketLock for Life Plus Optional Living Benefit Provisions for
   Contracts Issued Before May 1, 2009 ...............................   22

MarketLock Optional Living Benefit Provisions for Contracts Issued
   Before May 1, 2009 ................................................   35

MarketLock For Two Optional Living Benefit Provisions for Contracts
   Issued Before May 1, 2008 .........................................   43

Seasons Promise Optional Living Benefit Provisions for Contracts
   Issued Before May 1, 2009 .........................................   50

Seasons Income Rewards Optional Living Benefit Provisions for
   Contracts Issued Before May 1, 2008 ...............................   52

Death Benefit Provisions for Contracts Issued Before May 1, 2009 .....   58

Death Benefits Following Spousal Continuation Provisions for Contracts
   Issued Before May 1, 2009 .........................................   59

Annuity Income Payments ..............................................   61

Annuity Unit Values ..................................................   61

Taxes ................................................................   65

Broker-Dealer Firms Receiving Revenue Sharing Payments................   75

Distribution of Contracts ............................................   76

Financial Statements .................................................   76

================================================================================
                        SEPARATE ACCOUNT AND THE COMPANY
================================================================================



FS Variable Annuity Account Five ("Separate Account") was originally established by First SunAmerica Life Insurance Company (the "Company") on August 1, 1997 pursuant to the provisions of New York law, as a segregated asset account of the Company. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. American International Group's activities include general insurance and life insurance and retirement services, financial services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.


The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.


The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by Separate Account charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying
Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.


Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).

================================================================================
                                 GENERAL ACCOUNT
================================================================================

The General Account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available Fixed Account options and/or available DCA Fixed Account(s) available in connection with the general account, as elected by the owner purchasing a contract. Assets supporting amounts allocated to a fixed investment option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


Support Agreement Between the Company and American International Group

The Company has a support agreement in effect between the Company and American International Group (the "Support Agreement"), pursuant to which American International Group has agreed that American International Group will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, American International Group will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by American International Group to any person of any obligations of the Company. American International Group may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against American International Group and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against American International Group on behalf of the Company.


================================================================================
                            MASTER-FEEDER STRUCTURE
================================================================================


     The following Underlying Funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


     Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management Corp. ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.


     SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

     The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

     - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder
       Fund advisory fees for as long as the Feeder Funds invest in a Master
       Fund); and

     - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.

================================================================================
                                PERFORMANCE DATA
================================================================================

From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of Seasons Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

The Separate Account may advertise "total return" data for its Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. The "total return" for a Variable Portfolio is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) The effect of applicable Withdrawal Charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of Seasons Series Trust, ("Trust") modified to reflect the charges and expenses as if the contract had been in existence since the inception date of the Trust's underlying fund. Further, returns shown are for the original class of shares of the Trust, adjusted to reflect the fees and charges for the newer class of shares (for Class 3) until performance for the newer class becomes available. However, the actual shares purchased under this contract are Class 3 of the Trust. Returns of the newer class will be lower than those of the original class since the newer class of shares is subject to service fees of 0.25% for the Trust. The inception date of the Class 3 shares in Seasons Series Trust is November 17, 2003. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was incepted in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on underlying Trusts' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trust adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trust has served since its inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

Performance data for the various Variable Portfolios are computed in the manner described below.

Cash Management Portfolio

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

    Base Period Return = (EV - SV - CMF)/(SV)

    where:

    SV  = value of one Accumulation Unit at the start of a 7 day period

    EV  = value of one Accumulation Unit at the end of the 7 day period

    CMF = an allocated portion of the $30 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

    Current Yield = (Base Period Return) x (365/7)

The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

    Effective Yield = [(Base Period Return + 1)365/7 - 1]

The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments. But also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts.)

Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.

Other Variable Portfolios

The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

For contracts without the Seasons Rewards Program:
--------------------------------------------------

                       P (1 + T) TO THE POWER OF n = ERV

For contracts with the Seasons Rewards Program:
------------------------------------------------

                   [P (1 + E)](1 + T) TO THE POWER OF n = ERV

    where:

        P = a hypothetical initial payment of $1,000

        T = average annual total return

        n = number of years

        E = Payment Enhancement Rate

        ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof)

Standardized performance for the Portfolios and Strategies available in this contract reflect total returns using the method of computation discussed below:

     - Using the seven year surrender charge schedule available on contracts issued without the Seasons Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Seasons Rewards is elected; AND

     - Using the nine year surrender charge schedule available on contracts issued with the Seasons Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already the contract with or without the Seasons Rewards Program. However, we will not report performance for the contract featuring the Seasons Rewards Program, unless net of withdrawal charges.

================================================================================
            MARKETLOCK INCOME PLUS OPTIONAL LIVING BENEFIT PROVISIONS
                     FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY IN THE PROSPECTUS.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

                                                      COVERED PERSON
                                                     -----------------
                                                     MINIMUM   MAXIMUM
                                                       AGE      AGE(1)
                                                     -------   -------
One Owner                                               45       80
Joint Owners (based on the age of the older Owner)      45       80

IF YOU ELECT TWO COVERED PERSONS:

                                     COVERED PERSON #1   COVERED PERSON #2
                                     -----------------   -----------------
                                     MINIMUM   MAXIMUM   MINIMUM   MAXIMUM
                                       AGE      AGE(1)     AGE      AGE(1)
                                     -------   -------   -------   -------
NON-QUALIFIED:
Joint Owners                            45        80        45       85
NON-QUALIFIED:
One Owner with Spousal Beneficiary      45        80        45      N/A(2)
QUALIFIED:
One Owner with Spousal Beneficiary      45        80        45      N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. WE WILL PROVIDE YOU WITH AN EXTENSION ELECTION FORM PRIOR TO THE END OF EACH EVALUATION PERIOD YOU ELECT TO EXTEND. IF YOU ELECT TO EXTEND THE FEATURE, YOU MUST COMPLETE THE ELECTION FORM AND RETURN IT TO US OR ADVISE US AS TO YOUR INTENT TO EXTEND IN A METHOD ACCEPTABLE TO US. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

AGE OF THE COVERED PERSON AT       MAXIMUM ANNUAL
  TIME OF FIRST WITHDRAWAL     WITHDRAWAL PERCENTAGE
----------------------------   ---------------------
Prior to 62nd birthday           4% of Income Base
On or after 62nd birthday        5% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON          MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL      WITHDRAWAL PERCENTAGE
---------------------------------   ---------------------
Prior to 62nd birthday                4% of Income Base
On or after 62nd birthday             5% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as you have not elected to cancel the feature, we require that you allocate 100% of your investments to one of the following:

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate

     -    Strategic Allocation Moderate Growth

     -    6-month or 12-month DCA Fixed Accounts, if available

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM IN THE PROSPECTUS.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     -    any transfer or reallocation you initiate; or

     -    any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and complaint Automatic Asset Rebalancing Program instructions on file. If you make a transfer that complies with the investment requirements listed above, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage change resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last complaint instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and" WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a)  is the cumulative Eligible Purchase Payments; and

     (b)  is the current Income Base, increased by the Income Credit, if any;
          and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a)  the Income Base calculated based on the maximum Anniversary Value; and

     (b)  the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b)  is the current Income Base plus the Income Credit, if applicable; and

     (c)  is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a)  is the Income Base calculated based on the maximum Anniversary Value;
          and

     (b)  is the current Income Credit Base; and

     (c)  is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. SEE ACCESS TO YOUR MONEY AND EXPENSES IN THE PROSPECTUS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

NUMBER OF COVERED PERSONS      ANNUALIZED FEE
-------------------------   ---------------------
For One Covered Person      0.95% of Income Base
For Two Covered Persons     1.20% of Income Base

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee, as reflected in the fee table, will not increase by more than 0.25% at time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?"

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus feature?

MarketLock Income Plus may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the MarketLock Income Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS FEATURE?"

================================================================================
           MARKETLOCK FOR LIFE PLUS OPTIONAL LIVING BENEFIT PROVISIONS
                     FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

WHAT IS MARKETLOCK FOR LIFE PLUS?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, or certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WHEN AND HOW MAY I ELECT MARKETLOCK FOR LIFE PLUS?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

                                              COVERED PERSON
                                        ----------------------------
                                        MINIMUM AGE   MAXIMUM AGE(1)
                                        -----------   --------------
One Owner                                   45             80
Joint Owners
(based on the age of the older Owner)       45             80

IF YOU ELECT TWO COVERED PERSONS:

                           COVERED PERSON #1             COVERED PERSON #2
                      ----------------------------   ----------------------------
                      MINIMUM AGE   MAXIMUM AGE(1)   MINIMUM AGE   MAXIMUM AGE(1)
                      -----------   --------------   -----------   -------------
NON-QUALIFIED:
Joint Owners              45              80             45             85
NON-QUALIFIED:
One Owner with            45              80             45
Spousal Beneficiary                                                    N/A(2)
QUALIFIED:
One Owner with            45              80             45
Spousal Beneficiary                                                    N/A(2)

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

HOW DOES MARKETLOCK FOR LIFE PLUS WORK?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit will only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

The two options available under MarketLock For Life Plus are summarized as follows:

MARKETLOCK FOR LIFE PLUS                   BASIS FOR                             AMOUNT OF
        OPTIONS                      GUARANTEED WITHDRAWALS                    INCOME CREDIT
------------------------   -------------------------------------------   ------------------------
+6% Option                 Greater of:                                   6% of Income Credit Base
                           (1) highest Anniversary Value; or
                           (2) Income Base plus the Income Credit
+7% Option                 Greatest of:                                  7% of Income Credit Base
                           (1) highest Anniversary Value;
                           (2) Income Base plus the Income Credit; or
                           (3) if no withdrawals are taken in
                               the first 10 contract years
                               following the Effective Date, 200% of
                               the Purchase Payments made in the first
                               contract year.

For an explanation of defined terms used in the table above, PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK FOR LIFE PLUS CALCULATED?" BELOW.

WHAT DETERMINES THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

     AGE OF THE COVERED PERSON AT               MAXIMUM ANNUAL
       TIME OF FIRST WITHDRAWAL              WITHDRAWAL PERCENTAGE
------------------------------------------   ---------------------
At least age 45 BUT PRIOR TO 60TH BIRTHDAY   4% of Income Base
At least age 60 but prior to 76th birthday   5% of Income Base
On or after 76th birthday                    6% of Income Base

TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
  COVERED PERSON AT TIME OF FIRST WITHDRAWAL     WITHDRAWAL PERCENTAGE
----------------------------------------------   ---------------------
At least age 45 BUT PRIOR TO 60TH BIRTHDAY       4% of Income Base
At least age 60 but prior to 76th birthday       5% of Income Base
On or after 76th birthday                        6% of Income Base

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in a benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD (based only on this contract) will be considered an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

If you purchased your contract prior to July 30, 2007, please refer to the Statement of Additional Information for the Maximum Annual Withdrawal Percentage applicable to your contract.

ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE PLUS?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below. The +6% option and the +7% option are subject to different investment requirements as outlined below.

+6% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +6% option by allocating your investments in accordance with the requirements outlined in either (1) or
(2).

     (1)  Allocate 100% of your investments to one of the following:

          -    Cash Management Variable Portfolio

          -    Managed Allocation Balanced Variable Portfolio

          -    Managed Allocation Moderate Variable Portfolio

          -    Managed Allocation Moderate Growth Variable Portfolio

          -    Strategic Allocation Moderate Growth

          -    Strategic Allocation Moderate

          -    Strategic Allocation Balanced

          -    6-month or 12-month DCA Fixed Accounts, if available

     (2) Allocate your investments in accordance with the requirements outlined in the table below:

                                                         VARIABLE PORTFOLIOS
INVESTMENT GROUP      INVESTMENT REQUIREMENT            AND/OR FIXED ACCOUNTS
-------------------   ----------------------   ---------------------------------------
A. Non Restricted     Minimum 0%               PREMIER PORTFOLIOS
                      Maximum 100%                Fidelity VIP Investment Grade Bond
                                               SEASONS STRATEGIES
                                                  Growth Strategy
                                                  Moderate Growth Strategy
                                                  Balanced Growth Strategy
                                                  Conservative Growth Strategy
                                               SELECT PORTFOLIOS
                                                  Diversified Fixed Income Portfolio
                                                  Strategic Fixed Income Portfolio
                                                  Cash Management Portfolio
                                               MANAGED ALLOCATION PORTFOLIOS
                                                  Allocation Moderate Growth Portfolio
                                                  Allocation Moderate Portfolio
                                                  Allocation Balanced Portfolio
                                               FIXED ACCOUNTS
                                                  1-Year Fixed
                                                  DCA 6-Month
                                                  DCA 12-Month
B. Equity Maximum     Minimum 0%               PREMIER PORTFOLIOS
                      Maximum 15%                 American Funds Growth SAST
                                                  American Funds Global Growth SAST
                                                  American Funds Growth-Income SAST
                                                  Fidelity VIP Overseas
                                                  Fidelity VIP Contrafund(R)
                                                  Fidelity VIP Mid Cap
                                                  Fidelity VIP Equity Income
                                                  T. Rowe Price Blue Chip Growth II
                                                  T. Rowe Price Equity Income II
                                               SELECT PORTFOLIOS
                                                  Large Cap Growth Portfolio
                                                  Large Cap Composite Portfolio
                                                  Large Cap Value Portfolio
                                                  Mid Cap Growth Portfolio
                                                  Mid Cap Value Portfolio
                                                  Small Cap Portfolio
                                                  International Equity Portfolio
                                               FOCUSED PORTFOLIOS
                                                  Focus Growth Portfolio
                                                  Focus Growth and Income Portfolio
                                                  Focus Value Portfolio
                                                  Focus TechNet Portfolio
C. Fully Restricted   No Investment Allowed    MANAGED ALLOCATION PORTFOLIOS
                                                  Allocation Growth Portfolio

+7% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +7% option by allocating 100% of your investments to one of the following:

     -    Cash Management Variable Portfolio

     -    Managed Allocation Balanced Variable Portfolio

     -    Managed Allocation Moderate Variable Portfolio

     -    Managed Allocation Moderate Growth Variable Portfolio

     -    Strategic Allocation Balanced

     -    Strategic Allocation Moderate

     -    Strategic Allocation Moderate Growth

     -    6-month or 12-month DCA Fixed Accounts, if available

The Strategic Allocations are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. Therefore, the investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Strategic Allocation Programs are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Strategic Allocations, PLEASE SEE STRATEGIC ALLOCATION PROGRAM IN THE PROSPECTUS.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     -    any transfer or reallocation you initiate; or

     -    any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and complaint Automatic Asset Rebalancing Program instructions on file. If you make a transfer that complies with the investment requirements listed above, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage change resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last complaint instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM IN THE PROSPECTUS. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1.   100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Total Eligible Purchase Payments are limited to $1,500,000 WITHOUT OUR PRIOR COMPANY APPROVAL.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" BELOW. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a)  is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b)  the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

     If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary the Income Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b)  is the Income Credit plus the current Income Base; and

          (c)  is 200% of the Purchase Payments made in the first contract year.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" BELOW.

WHAT IS THE FEE FOR MARKETLOCK FOR LIFE PLUS?

The fee for MarketLock For Life Plus depends on whether you elect the +6% option or +7% option and whether you elect to cover one life or two lives.

MARKETLOCK FOR LIFE PLUS OPTION    NUMBER OF COVERED PERSONS      ANNUALIZED FEE
-------------------------------   --------------------------   --------------------
+6% Option                        For One Covered Person       0.65% of Income Base
                                  For Two Covered Persons      0.90% of Income Base
+7% Option                        For One Covered Person       0.75% of Income Base
                                  For Two Covered Persons      1.00% of Income Base

The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal in the first 10 contract years following the Effective Date, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year; however, the fee remains the same.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (AS DESCRIBED ABOVE UNDER "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE PLUS CALCULATED?").

     If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefits will remain under this feature, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?

There is an option for extension of the Income Base Evaluation Period as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

CAN I EXTEND THE INCOME CREDIT PERIOD BEYOND 10 YEARS?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON A SPOUSAL CONTINUATION?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive the additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the previous period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

CAN A NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING BENEFITS UNDER MARKETLOCK FOR LIFE PLUS UPON THE DEATH OF THE SECOND SPOUSE?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

WHAT HAPPENS TO MARKETLOCK FOR LIFE PLUS UPON THE LATEST ANNUITY DATE?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1.   Annuitize the contract value under the contract's annuity provisions;
          or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3.   Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, AS DESCRIBED IN ANNUITY INCOME OPTIONS IN THE PROSPECTUS. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?

MarketLock For Life Plus may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once you elect to cancel the MarketLock For Life Plus feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK FOR LIFE PLUS WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Full surrender or termination of the contract; or

     3.   A death benefit is paid and the contract is terminated; or

     4.   Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one; or, if two Covered Persons are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK FOR LIFE PLUS FEATURE?"

================================================================================
           MARKETLOCK OPTIONAL LIVING BENEFIT PROVISIONS FOR CONTRACTS
                           ISSUED BEFORE MAY 1, 2009
================================================================================

WHAT IS MARKETLOCK?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.


Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

HOW AND WHEN CAN I ELECT MARKETLOCK?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

HOW DOES MARKETLOCK WORK?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. PLEASE SEE THE MARKETLOCK SUMMARY TABLE BELOW.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" BELOW.

MARKETLOCK SUMMARY TABLE:

                                                                                                                 MAXIMUM ANNUAL
                                                            MAXIMUM ANNUAL             INITIAL MINIMUM             WITHDRAWAL
                                                              WITHDRAWAL                 WITHDRAWAL               PERCENTAGE IF
                                                         PERCENTAGE* PRIOR TO          PERIOD PRIOR TO           EXTENSION IS
            DATE OF FIRST WITHDRAWAL                         ANY EXTENSION              ANY EXTENSION               ELECTED
-------------------------------------------------------  --------------------  --------------------------------  --------------
Before 5th Benefit Year anniversary                               5%                       20 years                    5%
On or after 5th Benefit Year anniversary                          7%                    14.28 years**                  7%
On or after 10th Benefit Year anniversary                        10%                      10 years                     7%
On or after 20th Benefit Year anniversary                        10%                      10 years                    10%
On or after the older contract owner's 65th birthday***           5%           Life of the older contract owner        5%

----------
* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

     If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" BELOW.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Eligible Purchase Payments are limited to 1,500,000 WITHOUT PRIOR COMPANY APPROVAL.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?

Yes. As long as you have not elected to cancel the feature and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?"

Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

WHAT IS THE FEE FOR MARKETLOCK?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

        THE AMOUNT WITHDRAWN IN A BENEFIT YEAR                            EFFECT ON MINIMUM WITHDRAWAL PERIOD
---------------------------------------------------------   -------------------------------------------------------------
Amounts up to the Maximum Annual Withdrawal Amount          New Minimum Withdrawal Period = the MAV Benefit Base (which includes a deduction for any previous withdrawal), divided by the New Minimum Withdrawal
Amounts in excess of the Maximum Annual Withdrawal Amount   Period = the Minimum Withdrawal Period as of the prior
                                                            contract anniversary minus one year

WHAT HAPPENS IF MY CONTRACT VALUE IS REDUCED TO ZERO?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3.   Any payment option mutually agreeable between you and us.

WHAT HAPPENS TO MARKETLOCK UPON A SPOUSAL CONTINUATION?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. PLEASE SEE SPOUSAL CONTINUATION IN THE PROSPECTUS. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

CAN MY NON-SPOUSAL BENEFICIARY ELECT TO RECEIVE ANY REMAINING WITHDRAWALS UNDER MARKETLOCK UPON MY DEATH?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

WHAT HAPPENS TO MARKETLOCK UPON THE LATEST ANNUITY DATE?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4.  Any payment option mutually agreeable between you and us.

Upon election of any of the above annuity income options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

CAN I ELECT TO CANCEL THE MARKETLOCK FEATURE?

MarketLock may be cancelled by you on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.

ARE THERE CIRCUMSTANCES UNDER WHICH MARKETLOCK WILL AUTOMATICALLY TERMINATE?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2.   Annuitization of the contract; or

     3.   Full surrender of the contract; or

     4.   A death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1.   An ownership change which results in a change of the older owner;* or

     2.   Withdrawals prior to the 65th birthday of the older owner; or

     3.   Death of the older owner; or

     4.   A Spousal Continuation (upon the death of the older owner); or

     5.   A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

================================================================================
           MARKETLOCK FOR TWO OPTIONAL LIVING BENEFIT PROVISIONS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2008
================================================================================

MARKETLOCK FOR TWO

What is MarketLock For Two?

MarketLock For Two is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for the life of two spouses. Thus, MarketLock For Two may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock For Two depending on your contract's market performance, your withdrawal activity, and your longevity.

The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

WITHDRAWALS UNDER THE FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES, AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if your under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


When and how may I elect MarketLock For Two?

You may only elect MarketLock For Two at the time of contract issue and this feature cannot be elected if you elect any other optional living benefit, including MarketLock. To elect MarketLock For Two, you must purchase the contract with your spouse as joint owner or you must designate your spouse as the sole, primary beneficiary. For Non-qualified contracts, the younger owner/spousal beneficiary must be at least age 55 and no older than age 75. For Qualified contracts, the owner and the spousal beneficiary must be at least age 55 and the owner must be no older than age 75 at the time of contract issue.

How does MarketLock For Two work?

MarketLock For Two automatically locks-in the highest Anniversary Value during the first 10 years (or 20 years if you extend the MAV Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over your lifetime and the lifetime of your spouse. You may begin taking withdrawals immediately following the contract issue date. The Maximum Annual Withdrawal Percentage represents the maximum percentage of your MAV Benefit Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year, and varies depending on the age of the younger spouse at the time of the first withdrawal.

MARKETLOCK FOR TWO SUMMARY TABLE:

                                                          MAXIMUM
                                                           ANNUAL
      AGE OF THE YOUNGER SPOUSE                          WITHDRAWAL
      AT TIME OF FIRST WITHDRAWAL                        PERCENTAGE*
      ---------------------------                        -----------
 At least age 55 but prior to 63rd Birthday                  4%
 At least age 63 but prior to 76th Birthday                  5%
  On or after 76th birthday                                  6%

* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Two?" below.

How are the components for MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base is equal to the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any Excess Withdrawals are taken. Please see "What are the effects of withdrawals on MarketLock For Two?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for excess withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FINALLY, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal. Applicable percentages are shown in the MarketLock For Two Summary table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

What is the fee for MarketLock For Two?

The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

What are the effects of withdrawals on MarketLock For Two?

The Maximum Annual Withdrawal Amount and the MAV Benefit Base may change over time as a result of the timing and amounts of withdrawals.

Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a benefit year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime.

The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

    MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

    For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

    MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount For Two. PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if at the time an Excess Withdrawal is taken, your contract value is reduced to zero, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following income options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the younger spouse is age 85 or younger at the time you elect the extension, they may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the components for MarketLock For Two calculated?" Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee, will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted for market gains on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for excess withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What happens to MarketLock For Two upon a spousal continuation?

The components of the feature will not change as a result of a spousal continuation. A continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a continuing spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the continuing spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the continuing spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. (See "Can I extend the MAV Evaluation Period beyond 10 years?").

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock For Two upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

    1.  Annuitize the contract value under the contract's annuity provisions; or

    2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

    3.  Any payment option mutually agreeable between you and us.

Upon election of items 1, 2, or 3 above, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock For Two be cancelled?

MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock For Two is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not extend the MAV Evaluation Period and you may not re-elect MarketLock For Two after cancellation.

Are there circumstances under which MarketLock For Two will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

    1.  Annuitization of the contract; or

    2.  Full surrender of the contract; or

    3.  A death benefit is paid and the contract is not continued by the spouse;
        or

    4. Excess withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

    5.  Death of surviving original spouse; or

    6. A change in ownership that involves the original owner(s) except as noted below and under "Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse is terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

    1.  One of the two original owners is removed from the contract; or

    2.  The original spousal beneficiary is removed or replaced; or

    3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

    4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "Can MarketLock For Two be cancelled?"

================================================================================
        SEASONS PROMISE OPTIONAL LIVING BENEFIT PROVISIONS FOR CONTRACTS
                           ISSUED BEFORE MAY 1, 2009
================================================================================

WHAT IS SEASONS PROMISE?

Seasons Promise is an optional guaranteed minimum accumulation benefit. Seasons Promise offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below as of the Benefit Date.

HOW AND WHEN CAN I ELECT SEASONS PROMISE?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Seasons Promise is not available if you elect any other optional living benefit.

Seasons Promise may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

CAN SEASONS PROMISE BE CANCELLED?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end Benefit Date.

HOW IS THE BENEFIT CALCULATED FOR SEASONS PROMISE?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

WHAT IS THE FEE FOR SEASONS PROMISE?

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from the portion of your contract value allocated to the Variable Portfolios each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

---------------------------------------------------------
       CONTRACT YEAR               ANNUALIZED FEE*
---------------------------------------------------------
            0-5                         0.65%
---------------------------------------------------------
            6-10                        0.45%
---------------------------------------------------------
            11+                          none
---------------------------------------------------------

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the contract issue date.

WHAT HAPPENS TO SEASONS PROMISE UPON A SPOUSAL CONTINUATION?


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation.


IMPORTANT INFORMATION ABOUT SEASONS PROMISE

Seasons Promise only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Seasons Promise would not protect those Purchase Payments.

Since Seasons Promise may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Seasons Promise throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE SEASONS PROMISE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

================================================================================
         SEASONS INCOME REWARDS OPTIONAL LIVING BENEFIT PROVISIONS FOR
                     CONTRACTS ISSUED PRIOR TO MAY 1, 2008
================================================================================

SEASONS INCOME REWARDS

What is Seasons Income Rewards?

Seasons Income Rewards is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream. You are guaranteed to receive withdrawals over a minimum number of years that in total equal at least Purchase Payments made in the first 90 days after contract issue with an opportunity for a Step-Up Amount, as described below, adjusted for withdrawals during that period (the "Benefit"); these withdrawals are guaranteed even if the contract value falls to zero. Seasons Income Rewards does not guarantee lifetime withdrawals but it may offer protection in the event your contract value declines due to unfavorable investment performance. Seasons Income Rewards has rules and restrictions that are discussed more fully below.

Seasons Income Rewards offers three options. These options provide, over a minimum number of years, a guaranteed minimum withdrawal amount equal to at least your Purchase Payments made in the first 90 days (adjusted for withdrawals) with an opportunity to receive a 10%, 20% or 50% step-up amount depending on the option elected. If you take withdrawals prior to the Benefit Availability Date (as defined in the table below), you will receive either no step-up amount or a reduced step-up amount, depending on the option selected.

Each option and its components are described below. You should read each option carefully and discuss the feature with your financial representative before electing an option.

How and when can I elect Seasons Income Rewards?

You may only elect this feature at the time of contract issue. You may not change the option after election. Please refer to the Seasons Income Rewards Summary Table below for the age limitations associated with these features.

Generally, once you elect Seasons Income Rewards, it cannot be cancelled.

Seasons Income Rewards cannot be elected if you elect any other optional Living Benefit. Seasons Income Rewards may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

How is the Benefit for Seasons Income Rewards calculated?

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you choose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

What are the three Seasons Income Rewards options?

The table below is a summary of the three Seasons Income Rewards options we are currently offering.

SEASONS INCOME REWARDS SUMMARY:

                                                                                                              MINIMUM
                                                                                                             WITHDRAWAL
                                                                                                              PERIOD*
                                                                                                            (IF MAXIMUM
                                                                                           MAXIMUM             ANNUAL
                                                  BENEFIT                                  ANNUAL            WITHDRAWAL
                       MAXIMUM                  AVAILABILITY          STEP-UP            WITHDRAWAL         AMOUNT TAKEN
  OPTION            ELECTION AGE                   DATE               AMOUNT            PERCENTAGE***        EACH YEAR)
  ------     ------------------------     -------------------     -------------     ------------------      -----------
     1       Age 80 or younger on the     3 years following         10%* of          10% of Withdrawal       11 years
             contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                  Benefit Base

     2       Age 80 or younger on the      5 years following         20%* of        10% of Withdrawal        12 years
             contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                  Benefit Base

     3       Age 70 or younger on the      10 years following       50%** of        10% of Withdrawal        15 years
             contract issue date          contract issue date      Withdrawal          Benefit Base
                                                                  Benefit Base

* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Seasons Income Rewards calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions.

SECOND, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

THIRD, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. If you elect Option 1 or 2, you will not receive a Step-Up Amount if you take any withdrawals prior to the Benefit Availability Date. If you elect Option 3, the Step-Amount will be reduced to 30% of the Withdrawal Benefit Base if you take any withdrawals prior to the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

FOURTH, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Seasons Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the

Step-Up Amount, if any.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Seasons Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Seasons Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Seasons Income Rewards?

The annualized Seasons Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be deducted quarterly from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

              CONTRACT YEAR                              ANNUALIZED FEE
              -------------                              --------------
-0-7 years                                                   0.65%
8-10 years                                                   0.45%
11+                                                          None

What are the effects of withdrawals on Seasons Income Rewards?

The Benefit amount, Maximum Annual Withdrawal Amount and Minimum Withdrawal Period may change over time as a result of withdrawal activity. Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Seasons Income Rewards are further explained through the calculations below:

WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3.

Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount.

    Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

    (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

    (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

        a. is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals.

    If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

    After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

        a. is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

        b. is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the

Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

    MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

    During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

    CONTRACT VALUE: Any withdrawal under the Benefit reduces the contract value by the amount of the withdrawal.

PLEASE SEE BELOW FOR EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero with Seasons Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

    1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

    2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

    3.  Any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Seasons Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Seasons Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Seasons Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Seasons Income Rewards be cancelled?

Once you elect Seasons Income Rewards, you may not cancel the feature. However, there is no charge for Seasons Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

    1.  The Stepped-Up Benefit Base is equal to zero; or

    2.  Annuitization of the contract; or

    3.  Full surrender of the contract; or

    4.  Death benefit is paid; or

    5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Seasons Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

IMPORTANT INFORMATION ABOUT SEASONS INCOME REWARDS

Seasons Income Rewards is designed to offer protection of your initial investment in the event of a significant market downturn. Seasons Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract. Seasons Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature also does not guarantee lifetime income payments. You may never need to rely on Seasons Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

If you elect Seasons Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from this contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

================================================================================
        DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

DEATH BENEFIT OPTIONS

This contract provides two death benefit options: the Standard Death Benefit which is automatically included in your contract for no additional fee, and an optional enhanced death benefit, which you may elect for an additional fee.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the standard death benefit is the greater of:

     1. Contract value; or

     2. The lesser of:

        a. Net Purchase Payments; or

        b. 125% of Contract Value.

OPTIONAL MAXIMUM ANNIVERSARY VALUE OPTION

You may elect the Maximum Anniversary Value option described below which can provide greater protection for your beneficiaries. You must elect the Maximum Anniversary Value option at the time you purchase your contract and once elected it cannot be terminated by you. The annualized fee for the Maximum Anniversary Value option is 0.20% of the average daily net asset value allocated to the Variable Portfolios.

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

================================================================================
            DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION PROVISIONS
                    FOR CONTRACTS ISSUED BEFORE MAY 1, 2009
================================================================================

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of a Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purposes of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution. The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. FURTHERMORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Standard Death Benefit was selected by the original owner, the death benefit is as follows upon the Continuing Spouse's death:

     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greater of:

        1. Contract value; or

        2. Continuation Net Purchase Payments.

     B. If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit is the greater of:

        1. Contract value; or

        2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the Standard Death Benefit is the contract value as of the later of the date of death of the Continuing Spouse or the NYSE business day in which we receive all required documentation in Good Order at our Annuity Service Center.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Maximum Anniversary Value death benefit was selected by the original owner, the death benefit is as follows upon a Continuing Spouses's death;

     A. If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit is the greatest of:

        a. Contract value; or

        b. Continuation Net Purchase Payments; or

        c. Maximum anniversary value on any contract anniversary occurring after the Continuation Date but prior to the Continuing Spouse's 83rd birthday; plus any Purchase Payments received after that anniversary but received prior to the Continuing Spouse's 86th birthday; and reduced for any withdrawals (and fees and charges applicable to those withdrawals) recorded after the anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

     B. If the Continuing Spouse is age 83-85 on the Continuation Date the death benefit is the Standard Death Benefit, which is equal to, the greater of:

        1. Contract value; or

        2. The lesser of:

          a. Continuation Net Purchase Payments; or

          b. 125% of contract value.

The fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is the contract value as of the later of the date of death of the Continuing Spouse or the NYSE business day in which we receive all required documentation in Good Order at our Annuity Service Center. Therefore, if the Continuing Spouse is age 86 or older on the Continuation Date, the Continuing Spouse's beneficiary will not receive any benefit from the Maximum Anniversary Value death benefit.

================================================================================
                            ANNUITY INCOME PAYMENTS
================================================================================

Initial Monthly Annuity Income Payment

The initial annuity income payment is determined by taking the contract value, less any premium tax, less any Market Value Adjustment that may apply in the case of a premature annuitization of CERTAIN guarantee amounts, and then applying it to the annuity table specified in the contract. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

Subsequent Monthly Annuity Income Payments

For a fixed annuity, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly payment.

The amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit Value as of the day preceding the date on which each annuity income payment is due.

================================================================================
                               ANNUITY UNIT VALUES
================================================================================

The value of an Annuity Unit is determined independently for each Variable Portfolio. The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio, will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolio elected, and the amount of each annuity income payment will vary accordingly. For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

Net Investment Factor

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of the Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing
(a) by (b) where:

(a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change; a NIF greater than 1.000 results from an increase; and a NIF less than 1.000 results from a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of the shares of the Underlying Funds in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.


Illustrative Example

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                       NIF = ($11.46/$11.44) = 1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/\(1/12)] = 0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are the basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF)/(1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

Variable Annuity Income Payments

Illustrative Example

Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly annuity income payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's Account Value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity

Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

P's first variable annuity income payment is determined from annuity rate tables, using the information assumed above. From the tables, which supply monthly annuity income payments for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio. The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If variable annuity income payments have begun, any underpayment that may have been made will be paid in full with the next annuity income payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future variable annuity income payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity income payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -     after attainment of age 59 1/2;

      -     when paid to your beneficiary after you die;

      -     after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -     distributions from IRAs for higher education expenses;

      -     distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2009 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2009 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2009 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $55,000, your contribution may be fully deductible; if your income is between $55,000 and $65,000, your contribution may be partially deductible and if your income is $65,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs


Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $176,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS


The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

================================================================================
                            DISTRIBUTION OF CONTRACTS
================================================================================


The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


================================================================================
                              FINANCIAL STATEMENTS
================================================================================


      The following financial statements of FS Variable Annuity Account Five are included in this Statement of Additional Information:

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2009

     -   Schedule of Portfolio Investments as of April 30, 2009

     -   Statement of Operations for the year ended April 30, 2009

     - Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008

     -   Notes to Financial Statements



      The following financial statements of First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146452 and 811-08369, filed on April 29, 2009, Accession No. 0000950134-09-008768:

     -   Report of Independent Registered Public Accounting Firm

     -   Balance Sheet as of December 31, 2008 and 2007

     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006

     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006

     -   Notes to Financial Statements

The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.



PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The audited financial statements referred to above are incorporated by reference or included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                        FS VARIABLE ANNUITY ACCOUNT FIVE

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2009 AND 2008

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2009 AND 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1
Statement of Assets and Liabilities, April 30, 2009 .......................    2
Schedule of Portfolio Investments, April 30, 2009 .........................    6
Statement of Operations, for the year ended April 30, 2009 ................    7
Statement of Changes in Net Assets, for the year ended April 30, 2009 .....   11
Statement of Changes in Net Assets, for the year ended April 30, 2008......   15
Notes to Financial Statements .............................................   18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Annuity Account Five

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Annuity Account Five (the "Separate Account"), a separate account of First SunAmerica Life Insurance Company, at April 30, 2009, and the results of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 20, 2009

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009

                                                                                                           Allocation
                                 Balanced  Conservative               Moderate    Allocation  Allocation    Moderate    Allocation
                                  Growth      Growth       Growth      Growth      Balanced     Growth       Growth      Moderate
                                 Strategy    Strategy     Strategy    Strategy    Portfolio    Portfolio   Portfolio    Portfolio
                                (Class 3)    (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 3)   (Class 3)    (Class 3)
                                ---------  ------------  ----------  ----------  -----------  ----------  -----------  -----------
Assets:
   Investments in Trusts, at
      net asset value            $997,937    $459,232    $1,517,092  $2,587,535  $10,440,191  $4,086,728  $25,594,877  $11,965,228
Liabilities:                            0           0             0           0            0           0            0            0
                                 --------    --------    ----------  ----------  -----------  ----------  -----------  -----------
Net assets:                      $997,937    $459,232    $1,517,092  $2,587,535  $10,440,191  $4,086,728  $25,594,877  $11,965,228
                                 ========    ========    ==========  ==========  ===========  ==========  ===========  ===========
Accumulation units outstanding     71,676      32,773       108,636     186,541    1,181,068     533,509    3,185,273    1,417,635
                                 ========    ========    ==========  ==========  ===========  ==========  ===========  ===========
Contracts with total expenses
   of 1.40%:
   Accumulation units
      outstanding                  22,059      10,455        36,781      53,927      504,986     257,682      900,116      488,510
   Unit value of accumulation
      units                      $  14.09    $  14.19    $    14.06  $    14.06  $      8.89  $     7.70  $      8.09  $      8.50
Contracts with total expenses
   of 1.55%:
   Accumulation units
      outstanding                  35,654       2,427        28,220      34,502      184,580     116,811      763,807      411,921
   Unit value of accumulation
      units                      $  13.92    $  14.19    $    14.03  $    13.90  $      8.84  $     7.65  $      8.04  $      8.44
Contracts with total expenses
   of 1.60%:
   Accumulation units
      outstanding                   2,098         841        36,861      60,478      298,437      80,677      634,485      214,095
   Unit value of accumulation
      units                      $  13.88    $  13.98    $    13.86  $    13.88  $      8.82  $     7.64  $      8.03  $      8.43
Contracts with total expenses
   of 1.75%:
   Accumulation units
      outstanding                  11,865      19,050         6,774      37,634      193,065      78,339      886,865      303,109
   Unit value of accumulation
      units                      $  13.63    $  13.89    $    13.75  $    13.56  $      8.73  $     7.58  $      7.97  $      8.35

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                               Focus
                                     Cash      Diversified  Growth and    Focus      Focus      Focus    International  Large Cap
                                  Management  Fixed Income    Income      Growth    TechNet     Value        Equity     Composite
                                   Portfolio    Portfolio    Portfolio  Portfolio  Portfolio  Portfolio    Portfolio    Portfolio
                                   (Class 3)    (Class 3)    (Class 3)  (Class 3)  (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                  ---------- -------------  ----------  ---------  ---------  ---------  -------------  ---------
Assets:
   Investments in Trusts, at net
      asset value                 $6,288,383   $1,054,725    $258,560    $268,964   $260,876   $552,040    $2,012,829   $319,306
Liabilities:                               0            0           0           0          0          0             0          0
                                  ----------   ----------    --------    --------   --------   --------    ----------   --------
Net assets:                       $6,288,383   $1,054,725    $258,560    $268,964   $260,876   $552,040    $2,012,829   $319,306
                                  ==========   ==========    ========    ========   ========   ========    ==========   ========
Accumulation units outstanding       576,228       84,740      37,734      48,768     69,148     46,019       291,435     46,111
                                  ==========   ==========    ========    ========   ========   ========    ==========   ========
Contracts with total expenses of
   1.40%:
   Accumulation units
      outstanding                     73,138       21,299      18,461      19,163     15,020     16,708        90,057     35,774
   Unit value of accumulation
      units                       $    11.12   $    12.74    $   6.93    $   5.56   $   3.83   $  12.22    $     6.99   $   6.95
Contracts with total expenses of
   1.55%:
   Accumulation units
      outstanding                      9,405       13,456       4,780      15,653     21,999      5,274        59,464      4,435
   Unit value of accumulation
      units                       $    10.98   $    12.27    $   6.87    $   5.52   $   3.80   $  12.03    $     6.90   $   6.89
Contracts with total expenses of
   1.60%:
   Accumulation units
      outstanding                    190,050       30,451       6,286       8,487      6,497      5,151        64,001      1,945
   Unit value of accumulation
      units                       $    11.04   $    12.61    $   6.82    $   5.48   $   3.79   $  12.08    $     6.90   $   6.84
Contracts with total expenses of
   1.75%:
   Accumulation units
      outstanding                    303,635       19,534       8,207       5,465     25,632     18,886        77,913      3,957
   Unit value of accumulation
      units                       $    10.78   $    11.99    $   6.69    $   5.40   $   3.71   $  11.76    $     6.82   $   6.77

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                                                                            Strategic    American
                                   Large Cap   Large Cap   Mid Cap    Mid Cap                 Fixed    Funds Global  American Funds
                                    Growth       Value      Growth     Value    Small Cap    Income     Growth SAST      Growth
                                   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio   SAST Portfolio
                                   (Class 3)   (Class 3)  (Class 3)  (Class 3)  (Class 3)   (Class 3)    (Class 3)      (Class 3)
                                  ----------  ----------  ---------  ---------  ---------  ----------  ------------  --------------
Assets:
   Investments in Trusts, at net
      asset value                  $805,093   $1,188,761   $509,369   $760,262   $904,155  $1,022,857    $145,316        $55,669
Liabilities:                              0            0          0          0          0           0           0              0
                                   --------   ----------   --------   --------   --------  ----------    --------        -------
Net assets:                        $805,093   $1,188,761   $509,369   $760,262   $904,155  $1,022,857    $145,316        $55,669
                                   ========   ==========   ========   ========   ========  ==========    ========        =======
Accumulation units outstanding      115,558      124,218     41,550     51,941    114,965     105,978      19,112          8,167
                                   ========   ==========   ========   ========   ========  ==========    ========        =======
Contracts with total expenses of
   1.40%:
   Accumulation units
      outstanding                    20,872       27,994     12,507     21,880     38,089      21,821       4,844          2,065
   Unit value of accumulation
      units                        $   7.05   $     9.82   $  12.41   $  15.12   $   7.95  $     9.73    $   7.63        $  6.84
Contracts with total expenses of
   1.55%:
   Accumulation units
      outstanding                    46,224       29,316      9,700      7,144     31,691      39,391       7,104          2,999
   Unit value of accumulation
      units                        $   6.99   $     9.51   $  12.33   $  14.14   $   7.90  $     9.67    $   7.60        $  6.81
Contracts with total expenses of
   1.60%:
   Accumulation units
      outstanding                    22,628       32,143      6,659     10,877     16,791      32,128       3,424          1,462
   Unit value of accumulation
      units                        $   6.95   $     9.71   $  12.21   $  14.90   $   7.83  $     9.63    $   7.61        $  6.82
Contracts with total expenses of
   1.75%:
   Accumulation units
      outstanding                    25,834       34,765     12,684     12,040     28,394      12,638       3,740          1,641
   Unit value of accumulation
      units                        $   6.87   $     9.30   $  12.08   $  13.81   $   7.73  $     9.53    $   7.58        $  6.79

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2009
                                   (continued)

                                    American                   VIP         VIP                                          T. Rowe
                                      Funds         VIP      Equity-   Investment   VIP Mid      VIP       T. Rowe       Price
                                     Growth-    Contrafund    Income   Grade Bond     Cap      Overseas   Price Blue    Equity
                                   Income SAST   Portfolio  Portfolio   Portfolio  Portfolio  Portfolio  Chip Growth    Income
                                    Portfolio    (Service    (Service   (Service    (Service   (Service   Portfolio    Portfolio
                                    (Class 3)    Class 2)    Class 2)   Class 2)    Class 2)   Class 2)   (Class II)  (Class II)
                                  ------------  ----------  ---------  ----------  ---------  ---------  -----------  ----------
Assets:
   Investments in Trusts, at net
      asset value                    $94,984     $151,594    $183,662   $859,973    $306,481   $187,440    $36,767     $184,768
Liabilities:                               0            0           0          0           0          0          0            0
                                     -------     --------    --------   --------    --------   --------    -------     --------
Net assets:                          $94,984     $151,594    $183,662   $859,973    $306,481   $187,440    $36,767     $184,768
                                     =======     ========    ========   ========    ========   ========    =======     ========
Accumulation units outstanding        13,882       24,942      32,404     88,206      46,106     34,642      5,616       29,858
                                     =======     ========    ========   ========    ========   ========    =======     ========
Contracts with total expenses of
   1.40%:
   Accumulation units outstanding      3,358        3,440       8,234     12,650      11,563      8,128      1,544        7,600
   Unit value of accumulation
      units                          $  6.86     $   6.10    $   5.68   $   9.78    $   6.66   $   5.42    $  6.56     $   6.21
Contracts with total expenses of
   1.55%:
   Accumulation units outstanding      4,885        5,417      12,119     20,744      17,312     13,463      1,670       11,181
   Unit value of accumulation
      units                          $  6.84     $   6.08    $   5.67   $   9.75    $   6.65   $   5.41    $  6.55     $   6.18
Contracts with total expenses of
   1.60%:
   Accumulation units outstanding      3,125        4,270       5,810     33,001       8,897      6,531      1,302        5,333
   Unit value of accumulation
      units                          $  6.85     $   6.09    $   5.66   $   9.75    $   6.65   $   5.40    $  6.54     $   6.19
Contracts with total expenses of
   1.75%:
   Accumulation units outstanding      2,514       11,815       6,241     21,811       8,334      6,520      1,100        5,744
   Unit value of accumulation
      units                          $  6.82     $   6.07    $   5.66   $   9.73    $   6.63   $   5.40    $  6.54     $   6.18

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2009

                                                                      Net Asset
                                                                        Value      Net Asset                    Leval
Variable Accounts                                           Shares    Per Share      Value          Cost       (Note A)
-------------------------------------------------------   ---------   ---------   -----------   -----------   ---------
SEASONS SERIES TRUST (Class 3):
   Balanced Growth Strategy:
      Asset Allocation: Diversified Growth Portfolio         36,793     $ 6.84    $   251,846   $   392,069           1
      Multi-Managed Income/Equity Portfolio                  52,338      10.38        543,154       650,161           1
      Stock Portfolio                                        20,891       9.71        202,937       300,060           1
                                                                                  -----------   -----------
                                                                                      997,937    1,342,290
                                                                                  -----------   -----------
   Conservative Growth Strategy:
      Asset Allocation: Diversified Growth Portfolio         17,071       6.84        116,848       160,279           1
      Multi-Managed Income Portfolio                         25,539      10.64        271,789       300,578           1
      Stock Portfolio                                         7,267       9.71         70,595        92,828           1
                                                                                  -----------   -----------
                                                                                      459,232       553,685
                                                                                  -----------   -----------
   Growth Strategy:
      Asset Allocation: Diversified Growth Portfolio         54,762       6.84        374,845       620,784           1
      Multi-Managed Growth Portfolio                         68,515      11.16        764,649       983,142           1
      Stock Portfolio                                        38,871       9.71        377,598       601,202           1
                                                                                  -----------   -----------
                                                                                    1,517,092     2,205,128
                                                                                  -----------   -----------
   Moderate Growth Strategy:
      Asset Allocation: Diversified Growth Portfolio         93,986       6.84        643,327     1,037,733           1
      Multi-Managed Moderate Growth Portfolio               133,555      10.68      1,425,794     1,755,750           1
      Stock Portfolio                                        53,367       9.71        518,414       801,454           1
                                                                                  -----------   -----------
                                                                                    2,587,535     3,594,937
                                                                                  -----------   -----------
      Allocation Balanced Portfolio                       1,235,936       8.45     10,440,191    12,166,647           1
      Allocation Growth Portfolio                           609,920       6.70      4,086,728     6,981,211           1
      Allocation Moderate Growth Portfolio                3,309,829       7.73     25,594,877    35,150,426           1
      Allocation Moderate Portfolio                       1,516,369       7.89     11,965,228    15,843,669           1
      Cash Management Portfolio                             572,597      10.98      6,288,383     6,339,110           1
      Diversified Fixed Income Portfolio                     99,713      10.58      1,054,725     1,068,356           1
      Focus Growth and Income Portfolio                      53,338       4.85        258,560       512,831           1
      Focus Growth Portfolio                                 46,567       5.78        268,964       420,542           1
      Focus TechNet Portfolio                                67,545       3.86        260,876       369,332           1
      Focus Value Portfolio                                  61,653       8.95        552,040       918,266           1
      International Equity Portfolio                        365,979       5.50      2,012,829     3,686,933           1
      Large Cap Composite Portfolio                          51,960       6.15        319,306       552,267           1
      Large Cap Growth Portfolio                            121,289       6.64        805,093     1,149,169           1
      Large Cap Value Portfolio                             155,616       7.64      1,188,761     1,994,682           1
      Mid Cap Growth Portfolio                               72,642       7.01        509,369       877,279           1
      Mid Cap Value Portfolio                                90,532       8.40        760,262     1,408,906           1
      Small Cap Portfolio                                   159,625       5.66        904,155     1,468,574           1
      Strategic Fixed Income Portfolio                      121,141       8.44      1,022,857     1,203,620           1
SUNAMERICA SERIES TRUST (Class 3):
      American Funds Global Growth SAST Portfolio            18,724     $ 7.76    $   145,316   $   171,304           1
      American Funds Growth SAST Portfolio                    7,972       6.98         55,669        66,626           1
      American Funds Growth-Income SAST Portfolio            13,517       7.03         94,984       114,348           1
FIDELITY VARIABLE INSURANCE PRODUCTS (Service Class 2):
      VIP Contrafund Portfolio                                9,793     $15.48    $   151,594   $   155,917           1
      VIP Equity-Income Portfolio                            14,428      12.73        183,662       227,925           1
      VIP Investment Grade Bond Portfolio                    75,436      11.40        859,973       878,812           1
      VIP Mid Cap Portfolio                                  15,839      19.35        306,481       351,902           1
      VIP Overseas Portfolio                                 16,676      11.24        187,440       246,412           1
T. ROWE PRICE EQUITY SERIES, INC. (Class II):
      T. Rowe Price Blue Chip Growth Portfolio                5,037     $ 7.30    $    36,767   $    43,280           1
      T. Rowe Price Equity Income Portfolio                  13,556      13.63        184,768       221,630           1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                                                                            Allocation
                                 Balanced  Conservative               Moderate    Allocation   Allocation    Moderate    Allocation
                                  Growth      Growth       Growth      Growth      Balanced      Growth       Growth      Moderate
                                 Strategy    Strategy     Strategy    Strategy    Portfolio    Portfolio    Portfolio    Portfolio
                                (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                ---------  ------------  ---------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                    $  47,591    $  22,003   $  38,076  $    84,733  $   238,117  $   185,758  $   627,522  $   471,336
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (18,808)      (8,001)    (26,179)     (42,053)    (159,229)     (81,871)    (377,480)    (232,726)
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)       28,783       14,002      11,897       42,680       78,888      103,887      250,042      238,610
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)
   from sale of securities        (86,213)     (48,959)    (91,931)    (109,817)  (1,125,517)    (567,310)    (874,258)  (2,254,352)
Realized gain distributions        84,187       26,581      91,599      178,970      276,066      443,101      999,878      707,395
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)        (2,026)     (22,378)       (332)      69,153     (849,451)    (124,209)     125,620   (1,546,957)
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Net unrealized depreciation of
   investments:
   Beginning of period             19,482        1,720     (35,195)     (37,653)     197,159     (163,142)     251,127      272,364
   End of period                 (344,353)     (94,453)   (688,036)  (1,007,402)  (1,726,456)  (2,894,483)  (9,555,549)  (3,878,441)
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Change in net unrealized
   depreciation of investments   (363,835)     (96,173)   (652,841)    (969,749)  (1,923,615)  (2,731,341)  (9,806,676)  (4,150,805)
                                ---------    ---------   ---------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets from operations       $(337,078)   $(104,549)  $(641,276) $  (857,916) $(2,694,178) $(2,751,663) $(9,431,014) $(5,459,152)
                                =========    =========   =========  ===========  ===========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                            Diversified     Focus
                                   Cash        Fixed       Growth      Focus      Focus      Focus    International  Large Cap
                                Management     Income    and Income    Growth    TechNet     Value        Equity     Composite
                                 Portfolio   Portfolio    Portfolio  Portfolio  Portfolio  Portfolio    Portfolio    Portfolio
                                 (Class 3)   (Class 3)    (Class 3)  (Class 3)  (Class 3)  (Class 3)    (Class 3)    (Class 3)
                                ----------  -----------  ----------  ---------  ---------  ---------  -------------  ---------
Investment income:
   Dividends                    $ 53,361      $ 43,490   $     759   $       0  $       0  $  11,685   $    57,935   $   3,864
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                       (48,117)      (17,708)     (4,798)     (4,669)    (5,018)   (11,141)      (40,379)     (5,738)
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Net investment income (loss)       5,244        25,782      (4,039)     (4,669)    (5,018)       544        17,556      (1,874)
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Net realized gains (losses)
   from sale of securities       (19,383)        1,086     (23,781)     (7,449)    10,357    (60,003)     (190,720)    (27,175)
Realized gain distributions            4             0      50,665      23,279     32,435     76,215       217,314      40,115
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Net realized gains (losses)      (19,379)        1,086      26,884      15,830     42,792     16,212        26,594      12,940
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Net unrealized depreciation of
   investments:
   Beginning of period           (18,578)       28,735     (84,699)     17,687     19,052    (68,430)       47,152     (22,049)
   End of period                 (50,727)      (13,631)   (254,271)   (151,578)  (108,456)  (366,226)   (1,674,104)   (232,961)
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Change in net unrealized
   depreciation of investments   (32,149)      (42,366)   (169,572)   (169,265)  (127,508)  (297,796)   (1,721,256)   (210,912)
                                --------      --------   ---------   ---------  ---------  ---------   -----------   ---------
Increase (decrease) in net
   assets from operations       $(46,284)     $(15,498)  $(146,727)  $(158,104) $ (89,734) $(281,040)  $(1,677,106)  $(199,846)
                                ========      ========   =========   =========  =========  =========   ===========   =========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                                                                    American
                                                                                       Strategic     Funds       American
                                Large Cap  Large Cap   Mid Cap    Mid Cap                Fixed       Global       Funds
                                  Growth     Value      Growth     Value    Small Cap    Income   Growth SAST  Growth SAST
                                Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
                                (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)  (Class 3)   (Class 3)    (Class 3)
                                ---------  ---------  ---------  ---------  ---------  ---------  -----------  -----------
Investment income:
   Dividends                    $       0  $  23,519  $       0  $   9,662  $       0  $  74,216    $  1,145    $    172
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                        (14,746)   (23,485)    (8,964)   (16,501)   (16,426)   (17,270)     (1,392)       (530)
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Net investment income (loss)      (14,746)        34     (8,964)    (6,839)   (16,426)    56,946        (247)       (358)
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Net realized gains (losses)
   from sale of securities        (16,011)   (70,632)   (35,869)  (229,686)   (81,420)   (39,212)     (7,442)     (4,304)
Realized gain distributions        47,246    109,913     94,664    149,381     53,857          0         848         457
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Net realized gains (losses)        31,235     39,281     58,795    (80,305)   (27,563)   (39,212)     (6,594)     (3,847)
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Net unrealized depreciation of
   investments:
   Beginning of period            118,825    (66,900)   (43,561)  (205,413)  (185,159)   (18,573)          0           0
   End of period                 (344,076)  (805,921)  (367,910)  (648,644)  (564,419)  (180,763)    (25,988)    (10,957)
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Change in net unrealized
   depreciation of investments   (462,901)  (739,021)  (324,349)  (443,231)  (379,260)  (162,190)    (25,988)    (10,957)
                                ---------  ---------  ---------  ---------  ---------  ---------    --------    --------
Increase (decrease) in net
   assets from operations       $(446,412) $(699,706) $(274,518) $(530,375) $(423,249) $(144,456)   $(32,829)   $(15,162)
                                =========  =========  =========  =========  =========  =========    ========    ========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                 American
                                  Funds                   VIP         VIP                                          T. Rowe
                                 Growth-       VIP      Equity-   Investment   VIP Mid      VIP       T. Rowe       Price
                                  Income   Contrafund    Income   Grade Bond     Cap      Overseas   Price Blue    Equity
                                   SAST     Portfolio  Portfolio   Portfolio  Portfolio  Portfolio  Chip Growth    Income
                                Portfolio   (Service    (Service   (Service    (Service   (Service   Portfolio    Portfolio
                                (Class 3)   Class 2)    Class 2)   Class 2)    Class 2)   Class 2)   (Class II)  (Class II)
                                ---------  ----------  ---------  ----------  ---------  ---------  -----------  ----------
Investment income:
   Dividends                    $    559    $  1,057   $  4,785    $ 43,610   $    527   $  5,423    $     47     $  3,072
                                --------    --------   --------    --------   --------   --------    --------     --------
Expenses:
   Charges for distribution,
      mortality and expense
      risk                          (929)     (1,243)    (1,677)     (6,121)    (2,822)    (1,771)       (396)      (1,694)
                                --------    --------   --------    --------   --------   --------    --------     --------
Net investment income (loss)        (370)       (186)     3,108      37,489     (2,295)     3,652        (349)       1,378
                                --------    --------   --------    --------   --------   --------    --------     --------
Net realized gains (losses)
   from sale of securities        (3,890)    (24,638)    (9,156)    (10,373)   (17,615)   (11,070)     (4,195)      (7,699)
Realized gain distributions          387           0          0       1,236          0        243           0            0
                                --------    --------   --------    --------   --------   --------    --------     --------
Net realized gains (losses)       (3,503)    (24,638)    (9,156)     (9,137)   (17,615)   (10,827)     (4,195)      (7,699)
                                --------    --------   --------    --------   --------   --------    --------     --------
Net unrealized depreciation of
   investments:
   Beginning of period                 0           0          0           0          0          0           0            0
   End of period                 (19,364)     (4,323)   (44,263)    (18,839)   (45,421)   (58,972)     (6,513)     (36,862)
                                --------    --------   --------    --------   --------   --------    --------     --------
Change in net unrealized
   depreciation of investments   (19,364)     (4,323)   (44,263)    (18,839)   (45,421)   (58,972)     (6,513)     (36,862)
                                --------    --------   --------    --------   --------   --------    --------     --------
Increase (decrease) in net
   assets from operations       $(23,237)   $(29,147)  $(50,311)   $  9,513   $(65,331)  $(66,147)   $(11,057)    $(43,183)
                                ========    ========   ========    ========   ========   ========    ========     ========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009

                                                                                                          Allocation
                               Balanced   Conservative               Moderate    Allocation   Allocation    Moderate   Allocation
                                Growth       Growth       Growth      Growth      Balanced      Growth       Growth      Moderate
                               Strategy     Strategy     Strategy    Strategy    Portfolio    Portfolio    Portfolio    Portfolio
                               (Class 3)   (Class 3)     (Class 3)   (Class 3)   (Class 3)    (Class 3)    (Class 3)    (Class 3)
                              ----------  ------------  ----------  ----------  -----------  ----------   -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   28,783   $  14,002    $   11,897  $   42,680  $    78,888  $   103,887  $   250,042  $   238,610
   Net realized gains from
      securities
      transactions                (2,026)    (22,378)         (332)     69,153     (849,451)    (124,209)     125,620   (1,546,957)
   Change in net unrealized
      depreciation of
      investments               (363,835)    (96,173)     (652,841)   (969,749)  (1,923,615)  (2,731,341)  (9,806,676)  (4,150,805)
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease) in
      net assets from
      operations                (337,078)   (104,549)     (641,276)   (857,916)  (2,694,178)  (2,751,663)  (9,431,014)  (5,459,152)
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from
         units sold               14,683       4,160        33,879      14,923    2,068,364       46,373   12,941,656    2,026,042
      Cost of units redeemed    (662,512)    (43,399)     (107,846)   (114,570)    (310,979)    (231,908)  (1,440,050)    (732,227)
      Net transfers              350,831    (303,351)      (39,827)    281,440    1,063,669     (553,391)   1,790,454     (303,787)
      Contract maintenance
         charge                     (159)       (107)         (589)       (420)        (710)      (1,878)      (3,213)      (1,802)
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
   Increase (decrease) in
      net assets from
      capital transactions      (297,157)   (342,697)     (114,383)    181,373    2,820,344     (740,804)  13,288,847      988,226
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
   assets                       (634,235)   (447,246)     (755,659)   (676,543)     126,166   (3,492,467)   3,857,833   (4,470,926)
Net assets at beginning of
   period                      1,632,172     906,478     2,272,751   3,264,078   10,314,025    7,579,195   21,737,044   16,436,154
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
Net assets at end of period   $  997,937   $ 459,232    $1,517,092  $2,587,535  $10,440,191  $ 4,086,728  $25,594,877  $11,965,228
                              ==========   =========    ==========  ==========  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        886         241         1,875         873      214,703        5,155    1,320,258      191,162
   Units redeemed                (40,697)     (3,160)       (7,905)     (8,427)     (34,363)     (27,731)    (159,496)     (83,698)
   Units transferred              21,118     (16,914)         (803)     20,107       94,723      (69,831)     192,405     (102,545)
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                   (18,693)    (19,833)       (6,833)     12,553      275,063      (92,407)   1,353,167        4,919
Beginning units                   90,369      52,606       115,469     173,988      906,005      625,916    1,832,106    1,412,716
                              ----------   ---------    ----------  ----------  -----------  -----------  -----------  -----------
Ending units                      71,676      32,773       108,636     186,541    1,181,068      533,509    3,185,273    1,417,635
                              ==========   =========    ==========  ==========  ===========  ===========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2009
                                   (continued)

                                                           Focus
                                 Cash      Diversified  Growth and    Focus      Focus      Focus     International  Large Cap
                              Management  Fixed Income    Income      Growth    TechNet     Value         Equity     Composite
                               Portfolio    Portfolio    Portfolio  Portfolio  Portfolio  Portfolio     Portfolio    Portfolio
                               (Class 3)    (Class 3)    (Class 3)  (Class 3)  (Class 3)  (Class 3)     (Class 3)    (Class 3)
                              ----------  ------------  ----------  ---------  ---------  ----------  -------------  ---------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $    5,244   $   25,782   $  (4,039)  $  (4,669) $  (5,018) $      544   $    17,556   $  (1,874)
   Net realized gains from
       securities
       transactions              (19,379)       1,086      26,884      15,830     42,792      16,212        26,594      12,940
   Change in net unrealized
       depreciation of
       investments               (32,149)     (42,366)   (169,572)   (169,265)  (127,508)   (297,796)   (1,721,256)   (210,912)
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
   Increase (decrease) in
      net assets from
      operations                 (46,284)     (15,498)   (146,727)   (158,104)   (89,734)   (281,040)   (1,677,106)   (199,846)
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
From capital transactions:
      Net proceeds from
         units sold              420,444          326       4,164       5,409      3,409       3,465         8,008           0
      Cost of units redeemed    (293,925)     (63,268)    (14,993)    (11,373)  (163,504)   (410,926)     (348,983)    (34,361)
      Net transfers            4,474,769       25,598       8,134      85,284     11,151      74,073        66,933      84,821
      Contract maintenance
         charge                     (275)        (260)        (82)       (155)       (85)       (228)         (626)       (101)
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
   Increase (decrease) in
      net assets from
      capital transactions     4,601,013      (37,604)     (2,777)     79,165   (149,029)   (333,616)     (274,668)     50,359
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
Increase (decrease) in net
   assets                      4,554,729      (53,102)   (149,504)    (78,939)  (238,763)   (614,656)   (1,951,774)   (149,487)
Net assets at beginning of
   period                      1,733,654    1,107,827     408,064     347,903    499,639   1,166,696     3,964,603     468,793
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
Net assets at end of period   $6,288,383   $1,054,725   $ 258,560   $ 268,964  $ 260,876  $  552,040   $ 2,012,829   $ 319,306
                              ==========   ==========   =========   =========  =========  ==========   ===========   =========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                     37,575           25         503         880        814         239           846           0
   Units redeemed                (26,568)      (5,121)     (2,159)     (1,900)   (31,329)    (25,557)      (36,908)     (4,809)
   Units transferred             410,252        1,871       1,367       9,826      3,756       5,430         9,110       8,022
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
Increase (decrease) in units
   outstanding                   421,259       (3,225)       (289)      8,806    (26,759)    (19,888)      (26,952)      3,213
Beginning units                  154,969       87,965      38,023      39,962     95,907      65,907       318,387      42,898
                              ----------   ----------   ---------   ---------  ---------  ----------   -----------   ---------
Ending units                     576,228       84,740      37,734      48,768     69,148      46,019       291,435      46,111
                              ==========   ==========   =========   =========  =========  ==========   ===========   =========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                                                                                          Strategic     American
                               Large Cap   Large Cap   Mid Cap     Mid Cap                  Fixed     Funds Global  American Funds
                                Growth       Value      Growth      Value     Small Cap    Income      Growth SAST      Growth
                               Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio     Portfolio   SAST Portfolio
                               (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class 3)     (Class 3)      (Class 3)
                              ----------  ----------  ---------  ----------  ----------  -----------  ------------  --------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $  (14,746) $       34  $  (8,964) $   (6,839) $  (16,426)  $   56,946    $   (247)      $   (358)
   Net realized gains from
       securities
       transactions               31,235      39,281     58,795     (80,305)    (27,563)     (39,212)     (6,594)        (3,847)
   Change in net unrealized
       depreciation of
       investments              (462,901)   (739,021)  (324,349)   (443,231)   (379,260)    (162,190)    (25,988)       (10,957)
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
   Increase (decrease) in
      net assets from
      operations                (446,412)   (699,706)  (274,518)   (530,375)   (423,249)    (144,456)    (32,829)       (15,162)
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
From capital transactions:
      Net proceeds from
         units sold                1,323       1,371      3,027       1,031       3,227        8,580     136,721         52,759
      Cost of units redeemed     (34,163)   (284,468)   (20,472)   (211,854)    (50,141)     (40,861)     (1,321)          (501)
      Net transfers               (2,983)     81,625      6,717     (17,604)     80,151      (32,510)     42,745         18,574
      Contract maintenance
         charge                     (317)       (372)      (141)       (255)       (349)        (291)          0             (1)
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
   Increase (decrease) in
      net assets from
      capital transactions       (36,140)   (201,844)   (10,869)   (228,682)     32,888      (65,082)    178,145         70,831
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
Increase (decrease) in net
   assets                       (482,552)   (901,550)  (285,387)   (759,057)   (390,361)    (209,538)    145,316         55,669
Net assets at beginning of
   period                      1,287,645   2,090,311    794,756   1,519,319   1,294,516    1,232,395           0              0
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
Net assets at end of period   $  805,093  $1,188,761  $ 509,369  $  760,262  $  904,155   $1,022,857    $145,316       $ 55,669
                              ==========  ==========  =========  ==========  ==========   ==========    ========       ========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                        150         109        204          43         288          847      13,735          5,585
   Units redeemed                 (4,439)    (21,445)    (1,547)    (10,717)     (6,110)      (4,365)       (184)           (79)
   Units transferred               1,233       6,207      1,828      (3,272)      6,987       (4,115)      5,561          2,661
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
Increase (decrease) in units
   outstanding                    (3,056)    (15,129)       485     (13,946)      1,165       (7,633)     19,112          8,167
Beginning units                  118,614     139,347     41,065      65,887     113,800      113,611           0              0
                              ----------  ----------  ---------  ----------  ----------   ----------    --------       --------
Ending units                     115,558     124,218     41,550      51,941     114,965      105,978      19,112          8,167
                              ==========  ==========  =========  ==========  ==========   ==========    ========       ========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                   (continued)

                               American
                                Funds                                 VIP                                  T. Rowe     T. Rowe
                               Growth-       VIP     VIP Equity-  Investment                                Price       Price
                                Income   Contrafund     Income    Grade Bond  VIP Mid Cap  VIP Overseas   Blue Chip    Equity
                                 SAST     Portfolio   Portfolio    Portfolio   Portfolio     Portfolio     Growth      Income
                              Portfolio   (Service     (Service    (Service     (Service     (Service     Portfolio   Portfolio
                              (Class 3)   Class 2)     Class 2)    Class 2)     Class 2)      Class 2)   (Class II)  (Class II)
                              ---------  ----------  -----------  ----------  -----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   (370)  $    (186)   $  3,108     $ 37,489    $ (2,295)     $  3,652     $   (349)   $  1,378
   Net realized gains from
      securities
      transactions              (3,503)    (24,638)     (9,156)      (9,137)    (17,615)      (10,827)      (4,195)     (7,699)
   Change in net unrealized
      depreciation of
      investments              (19,364)     (4,323)    (44,263)     (18,839)    (45,421)      (58,972)      (6,513)    (36,862)
                              --------   ---------    --------     --------    --------      --------     --------    --------
   Increase (decrease) in
      net assets from
      operations               (23,237)    (29,147)    (50,311)       9,513     (65,331)      (66,147)     (11,057)    (43,183)
                              --------   ---------    --------     --------    --------      --------     --------    --------
From capital transactions:
      Net proceeds from
      units sold                91,429      90,090     167,741      398,227     278,333       175,492       33,732     167,706
      Cost of units redeemed      (853)       (950)     (1,578)      (5,421)     (2,672)       (1,616)        (337)     (1,590)
      Net transfers             27,645      91,607      67,811      457,667      96,151        79,711       14,441      61,836
      Contract maintenance
         charge                      0          (6)         (1)         (13)          0             0          (12)         (1)
                              --------   ---------    --------     --------    --------      --------     --------    --------
   Increase (decrease) in
      net assets from
      capital transactions     118,221     180,741     233,973      850,460     371,812       253,587       47,824     227,951
                              --------   ---------    --------     --------    --------      --------     --------    --------
Increase (decrease) in net
   assets                       94,984     151,594     183,662      859,973     306,481       187,440       36,767     184,768
Net assets at beginning of
   period                            0           0           0            0           0             0            0           0
                              --------   ---------    --------     --------    --------      --------     --------    --------
Net assets at end of period   $ 94,984   $ 151,594    $183,662     $859,973    $306,481      $187,440     $ 36,767    $184,768
                              ========   =========    ========     ========    ========      ========     ========    ========
ANALYSIS OF INCREASE
   (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                   10,037      10,685      20,935       40,703      31,880        21,265        3,882      19,984
   Units redeemed                 (129)       (168)       (286)        (572)       (433)         (298)         (57)       (260)
   Units transferred             3,974      14,425      11,755       48,075      14,659        13,675        1,791      10,134
                              --------   ---------    --------     --------    --------      --------     --------    --------
Increase (decrease) in units
   outstanding                  13,882      24,942      32,404       88,206      46,106        34,642        5,616      29,858
Beginning units                      0           0           0            0           0             0            0           0
                              --------   ---------    --------     --------    --------      --------     --------    --------
Ending units                    13,882      24,942      32,404       88,206      46,106        34,642        5,616      29,858
                              ========   =========    ========     ========    ========      ========     ========    ========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED

                                 APRIL 30, 2008

                                                                                                         Allocation
                               Balanced   Conservative               Moderate    Allocation  Allocation    Moderate    Allocation
                                Growth       Growth       Growth      Growth      Balanced     Growth       Growth      Moderate
                               Strategy     Strategy     Strategy    Strategy    Portfolio    Portfolio   Portfolio    Portfolio
                               (Class 3)    (Class 3)    (Class 3)   (Class 3)    (Class 3)   (Class 3)   (Class 3)    (Class 3)
                              ----------  ------------  ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                  $   15,392    $  6,636    $   (1,719) $   10,430  $   (18,686) $  (24,204) $   (84,728) $   (37,214)
   Net realized gains from
      securities
         transactions             74,606      17,350        98,283     139,988      125,868     150,120      266,667      320,090
   Change in net unrealized
      appreciation
         (depreciation) of
         investments             (75,240)    (17,959)     (112,609)   (184,187)    (223,686)   (632,287)    (859,936)    (761,286)
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      operations                  14,758       6,027       (16,045)    (33,769)    (116,504)   (506,371)    (677,997)    (478,410)
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
From capital transactions:
      Net proceeds from
         units sold              344,011     171,760     1,608,663   1,397,570    2,690,044   2,817,940   10,138,244    3,957,988
      Cost of units redeemed     (17,421)    (19,923)      (63,352)    (26,695)    (281,230)   (177,570)    (508,381)    (446,492)
      Net transfers               22,430     368,341      (275,086)    103,344    1,396,122     481,886    1,266,146    2,294,118
      Contract maintenance
         charge                      (97)        (84)         (205)       (208)        (287)     (1,269)      (1,036)      (1,086)
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
   Increase (decrease) in
      net assets from
      capital transactions       348,923     520,094     1,270,020   1,474,011    3,804,649   3,120,987   10,894,973    5,804,528
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
Increase in net assets           363,681     526,121     1,253,975   1,440,242    3,688,145   2,614,616   10,216,976    5,326,118
Net assets at beginning of
   period                      1,268,491     380,357     1,018,776   1,823,836    6,625,880   4,964,579   11,520,068   11,110,036
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
Net assets at end of period   $1,632,172    $906,478    $2,272,751  $3,264,078  $10,314,025  $7,579,195  $21,737,044  $16,436,154
                              ==========    ========    ==========  ==========  ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                     19,198       9,960        80,941      73,416      236,417     215,472      838,044      328,612
   Units redeemed                   (969)     (1,174)       (3,163)     (1,420)     (24,640)    (14,365)     (42,096)     (38,108)
   Units transferred               1,230      21,491       (14,012)      5,477      121,752      36,755      105,164      194,528
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
Increase in units outstanding     19,459      30,277        63,766      77,473      333,529     237,862      901,112      485,032
Beginning units                   70,910      22,329        51,703      96,515      572,476     388,054      930,994      927,684
                              ----------    --------    ----------  ----------  -----------  ----------  -----------  -----------
Ending units                      90,369      52,606       115,469     173,988      906,005     625,916    1,832,106    1,412,716
                              ==========    ========    ==========  ==========  ===========  ==========  ===========  ===========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                  Cash      Diversified  Focus Growth    Focus      Focus       Focus    International    Large Cap
                               Management  Fixed Income   and Income     Growth    TechNet      Value        Equity       Composite
                                Portfolio    Portfolio     Portfolio   Portfolio  Portfolio   Portfolio    Portfolio      Portfolio
                                (Class 3)    (Class 3)     (Class 3)   (Class 3)  (Class 3)   (Class 3)    (Class 3)      (Class 3)
                               ----------  ------------  ------------  ---------  ---------  ----------  -------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                   $   27,667   $   14,252    $  (4,670)    $ (4,323)  $ (7,277) $   (8,976)   $  (30,945)    $ (4,400)
   Net realized gains from
      securities transactions      16,021        6,205       54,324        6,845      3,324     131,510       248,028       35,770
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                 (27,226)      19,073     (101,738)       3,711     (2,362)   (240,999)     (355,786)     (55,011)
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
      Increase (decrease)
         in net assets from
         operations                16,462       39,530      (52,084)       6,233     (6,315)   (118,465)     (138,703)     (23,641)
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
From capital transactions:
      Net proceeds from
         units sold               747,274      306,119      139,793      161,323    104,549     295,006       806,102       82,437
      Cost of units redeemed      (14,551)     (26,836)      (6,762)     (14,041)    (4,320)    (25,867)      (82,359)     (12,313)
      Net transfers              (344,744)     124,775       (6,230)      16,911     13,465      22,196       238,826       22,480
      Contract maintenance
         charge                       (60)        (190)         (64)         (59)       (76)       (154)         (473)         (41)
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
      Increase (decrease)
         in net assets from
         capital transactions     387,919      403,868      126,737      164,134    113,618     291,181       962,096       92,563
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
Increase in net assets            404,381      443,398       74,653      170,367    107,303     172,716       823,393       68,922
Net assets at beginning of
   period                       1,329,273      664,429      333,411      177,536    392,336     993,980     3,141,210      399,871
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
Net assets at end of period    $1,733,654   $1,107,827    $ 408,064     $347,903   $499,639  $1,166,696    $3,964,603     $468,793
                               ==========   ==========    =========     ========   ========  ==========    ==========     ========
ANALYSIS OF INCREASE
   (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                      66,657       24,674       11,503       18,130     18,915      15,047        62,605        6,991
   Units redeemed                  (1,310)      (2,161)        (593)      (1,486)      (826)     (1,375)       (6,487)      (1,083)
   Units transferred              (30,951)      10,110       (1,395)       1,927      2,695         804        18,875        2,431
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
Increase in units outstanding      34,396       32,623        9,515       18,571     20,784      14,476        74,993        8,339
Beginning units                   120,573       55,342       28,508       21,391     75,123      51,431       243,394       34,559
                               ----------   ----------    ---------     --------   --------  ----------    ----------     --------
Ending units                      154,969       87,965       38,023       39,962     95,907      65,907       318,387       42,898
                               ==========   ==========    =========     ========   ========  ==========    ==========     ========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2008
                                  (continued)

                                                                                           Strategic
                                Large Cap   Large Cap   Mid Cap     Mid Cap                  Fixed
                                 Growth       Value      Growth      Value     Small Cap     Income
                                Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio
                                (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class 3)   (Class 3)
                               ----------  ----------  ---------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income
      (loss)                   $  (12,273) $  (11,529) $(10,554)  $  (14,794) $  (18,350) $   36,587
   Net realized gains from
      securities transactions      29,102      91,780    75,885      130,496      86,683         842
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                  46,117    (229,644)  (77,226)    (327,261)   (282,736)    (53,358)
                               ----------  ----------  ---------  ----------  ----------  ----------
   Increase (decrease) in net
      assets from operations       62,946    (149,393)  (11,895)    (211,559)   (214,403)    (15,929)
                               ----------  ----------  ---------  ----------  ----------  ----------
From capital transactions:
      Net proceeds from units
         sold                     353,023     449,905   259,642      264,382     299,182     239,414
      Cost of units redeemed      (33,772)    (39,480)  (24,164)     (33,591)    (31,999)    (26,318)
      Net transfers                56,712     199,104    65,499       47,070     127,317      69,366
      Contract maintenance
         charge                      (271)       (275)      (84)        (172)       (292)       (209)
                               ----------  ----------  ---------  ----------  ----------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                375,692     609,254   300,893      277,689     394,208     282,253
                               ----------  ----------  ---------  ----------  ----------  ----------
Increase in net assets            438,638     459,861   288,998       66,130     179,805     266,324
Net assets at beginning of
   period                         849,007   1,630,450   505,758    1,453,189   1,114,711     966,071
                               ----------  ----------  ---------  ----------  ----------  ----------
Net assets at end of period    $1,287,645  $2,090,311  $794,756   $1,519,319  $1,294,516  $1,232,395
                               ==========  ==========  =========  ==========  ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                      33,048      28,330    12,781       10,488      23,240      22,287
   Units redeemed                  (3,143)     (2,505)   (1,184)      (1,374)     (2,564)     (2,460)
   Units transferred                5,708      12,879     3,470        1,963      11,884       5,388
                               ----------  ----------  ---------  ----------  ----------  ----------
Increase in units outstanding      35,613      38,704    15,067       11,077      32,560      25,215
Beginning units                    83,001     100,643    25,998       54,810      81,240      88,396
                               ----------  ----------  ---------  ----------  ----------  ----------
Ending units                      118,614     139,347    41,065       65,887     113,800     113,611
                               ==========  ==========  =========  ==========  ==========  ==========

    The accompanying notes are an integral part of the financial statements.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION


     FS Variable Annuity Account Five of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("American International Group"). American International Group is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products:
     Seasons Triple Elite, Seasons Select II, Seasons Elite, and Seasons Advantage.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.


     The Separate Account is composed of a total of 28 variable portfolios and 4 variable strategies of Class 3 (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following:
     (1) the four Class 3 multi-managed variable investment strategies (the "Seasons Strategies"), the ten Class 3 variable portfolios (the "Select Portfolios"), the four Class 3 focused portfolios (the "Focused Portfolios"), and the four Class 3 managed allocation portfolios (the "Managed Allocation Portfolios"), each with a distinct investment objective of the Seasons Series Trust (the "Seasons Trust"), (2) the three currently available Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the five currently available Service Class 2 investment portfolios of the Fidelity Variable Insurance Products (the "Fidelity Products"), or (4) the two currently available Class II investment portfolios of the T. Rowe Price Equity Series, Inc. (the "T. Rowe Price Series"). The Seasons Strategies are comprised of Growth, Moderate Growth, Balanced Growth, and Conservative Growth. Each strategy invests in the shares of a designated multi-managed portfolio as well as in the shares of two other portfolios of the Seasons Trust. Each of the Select Portfolios, Managed Allocation Portfolios, and Focused Portfolios is invested solely in the shares of a designated portfolio of the Seasons Trust. The Seasons Trust, SunAmerica Trust, Fidelity Products and T. Rowe Price Series are diversified, open-ended investment companies, which retains an investment advisor to assist in their investment activities. The Seasons Trust and the SunAmerica Trust are affiliated investment companies. The contract holder may elect to have investments allocated to the guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION (continued)

     participant to the Variable Accounts and do not include balances allocated to the General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective May 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning May 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     ACCOUNTING CHANGES: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on May 1, 2008, its required effective date, and it resulted in no cumulative effect to the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets. See Note 3 to the Financial Statements for additional FAS 157 disclosures.

3. FAIR VALUE MEASUREMENTS

     Effective May 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3. FAIR VALUE MEASUREMENTS (continued)

     and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of April 30, 2009 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of April 30, 2009. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at April 30, 2009, and indicating the levels of the fair value measurement based on the levels of the inputs used. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of April 30, 2009, is presented.

4. CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows.

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% (applicable to contracts with the Seasons Rewards) of any amount withdrawn that exceeds the free withdrawal amount. Withdrawal charges are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 ($35 for Seasons Elite) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contracts. The

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

     contract maintenance charge will be assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each Seasons Strategy/Select Portfolio/Managed Allocation Portfolio/Focused Portfolio, depending on any optional death benefits elected for each product, are as follows: Seasons Triple Elite, 1.55% or 1.75%; Seasons Select II, 1.40% or 1.60%; Seasons Elite, 1.55% or 1.75%, and Seasons Advantage, 1.65%, or 1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each Seasons Strategy/Select Portfolio/ Managed Allocation Portfolio/Focused Portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25, depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     SEASONS PROMISE FEE: The optional Seasons Promise Program offered in Seasons Triple Elite, Seasons Elite, Seasons Select II and Seasons Advantage provides a guaranteed minimum contract value at the end of ten full contract years. The fee ranges from 0.25% to 0.65% of the contract value less the purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the first full ten years, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS AND SEASONS INCOME REWARDS FEE: The optional MarketLock, MarketLock for Two, MarketLock for Life Plus, MarketLock Income Plus and Seasons Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. CHARGES AND DEDUCTIONS (continued)

     applicable evaluation period. The MarketLock feature is offered in Seasons Triple Elite, Seasons Elite, Seasons Select II and Seasons Advantage. The MarketLock for Two and Seasons Income Rewards features are offered in Seasons Triple Elite, Seasons Elite and Seasons Select II. The annual fee is 0.65% for MarketLock, 0.40% prior to the first withdrawal and 0.80% after the first withdrawal for MarketLock for Two and 0.65% in years 0-7 and 0.45% in years 8-10 for Seasons Income Rewards, of the Maximum Anniversary Value Benefit Base or Withdrawal Benefit Base (as described below), deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock and MarketLock for Two is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The Withdrawal Benefit Base for Seasons Income Rewards is calculated as eligible purchase payments adjusted for withdrawals received during the first 90 days.

     The MarketLock for Life Plus and MarketLock Income Plus features are offered in Seasons Select II, Seasons Elite and Seasons Advantage. The annual fee ranges from 0.65% to 0.75% for one covered person or from 0.90% to 1.00% for two covered persons for MarketLock for Life Plus and is 0.95% for one covered person and 1.20% for two covered persions for MarketLock Income Plus, of the Income Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Base for MarketLock for Life Plus and MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Certain states charge the Company a premium tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statement of Changes in New Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2009 consist of the following:

                                                   Cost of      Proceeds
                                                    Shares        from
               Variable Accounts                   Acquired    Shares sold
----------------------------------------------   -----------   -----------
SEASONS TRUST (Class 3):
Asset Allocation: Diversified Growth Portfolio   $   677,147   $   462,481
Multi-Managed Growth Portfolio                       132,283       234,158
Multi-Managed Income/Equity Portfolio                296,415       475,188
Multi-Managed Income Portfolio                       112,061       326,095
Multi-Managed Moderate Growth Portfolio              280,000       212,636
Stock Portfolio                                      506,762       388,274
Allocation Balanced Portfolio                      6,408,009     3,232,711
Allocation Growth Portfolio                          869,696     1,063,512
Allocation Moderate Growth Portfolio              17,548,311     3,009,543
Allocation Moderate Portfolio                      7,062,677     5,128,446
Cash Management Portfolio                          5,395,268       789,007
Diversified Fixed Income Portfolio                   304,386       316,208
Focus Growth & Income Portfolio                       71,691        27,842
Focus Growth Portfolio                               119,683        21,908
Focus TechNet Portfolio                               53,056       174,668
Focus Value Portfolio                                234,009       490,866
International Equity Portfolio                       549,779       589,577
Large Cap Composite Portfolio                        128,810        40,210
Large Cap Growth Portfolio                           115,133       118,773
Large Cap Value Portfolio                            331,898       423,795
Mid Cap Growth Portfolio                             223,286       148,455
Mid Cap Value Portfolio                              353,793       439,933
Small Cap Portfolio                                  258,211       187,892
Strategic Fixed Income Portfolio                     166,681       174,817
SUNAMERICA TRUST (Class 3):
American Funds Global Growth SAST Portfolio      $   193,115   $    14,369
American Funds Growth-Income SAST Portfolio          126,759         8,521
American Funds Growth SAST Portfolio                  77,611         6,681

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. PURCHASES AND SALES OF INVESTMENTS (continued)

                                                   Cost of      Proceeds
                                                    Shares        from
               Variable Accounts                   Acquired    Shares sold
----------------------------------------------   -----------   -----------
FIDELITY TRUST (Service Class 2):
VIP Contrafund Portfolio                         $   286,454   $   105,899
VIP Equity-Income Portfolio                          252,908        15,827
VIP Investment Grade Bond Portfolio                1,090,999       201,814
VIP Mid Cap Portfolio                                404,899        35,382
VIP Overseas Portfolio                               272,822        15,340
T. ROWE PRICE TRUST (Class II):
T. Rowe Price Blue Chip Growth Portfolio         $   123,541   $    76,066
T. Rowe Price Equity Income Portfolio                251,140        21,811

6. OTHER MATTERS


     In September 2008, American International Group experienced a severe strain on its liquidity that resulted in American International Group on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, American International Group issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on American International Group's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with American International Group's common stock on all matters submitted to American International Group shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the credit facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain American International Group subsidiaries and the obligations are secured by a pledge of certain assets of American International Group and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, American International Group entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. OTHER MATTERS (continued)

     Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.


     During the fourth quarter of 2008, American International Group and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

     On December 12, 2008, American International Group, certain of American International Group's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another American International Group subsidiary (the "American International Group Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the American International Group Agent, as agent of the life insurance subsidiaries, in connection with American International Group's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from American International Group subsidiaries in exchange for cash collateral, were terminated.

     On March 2, 2009, American International Group and the NY Fed announced their intent to enter into a transaction pursuant to which American International Group will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an American International Group operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). American International Group expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility. The foregoing transactions are collectively referred to herein as the "AIA/ALICO Transactions".

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. OTHER MATTERS (continued)


     American International Group and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which American International Group will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by American International Group. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

     On October 3, 2008, American International Group announced a restructuring plan under which American International Group's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, American International Group has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to American International Group's ability to divest assets at acceptable values. American International Group's restructuring plan has evolved in response to these market conditions. Specifically, American International Group's current plans involve transactions between American International Group and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, American International Group entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of American International Group's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, American International Group and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. American International Group also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, American International Group issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) American International Group is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. OTHER MATTERS (continued)


     of the aggregate voting power of American International Group's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to American International Group, its subsidiaries or any special purpose vehicle established by or for the benefit of American International Group or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

7. SUBSEQUENT EVENTS

     On June 25, 2009, American International Group and the NY Fed entered into definitive agreements with respect to the AIM/ALICO Transactions. In exchange for the preferred interests received by the NY Fed, there will be a $25 billion reduction in the outstanding balance and maximum mount available to be borrowed under the credit facility agreement (provided the maximum amount available under the credit facility shall not be less than $25 billion as a result of such reduction).

     In connection with the preparation of its quarterly report on Form 10-Q for the three months ended March 31, 2009, American International Group management assessed whether American International Group has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the recently completed transactions and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, American International Group management's plans to stabilize American International Group's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties of such plans, American International Group management believes that it will have adequate liquidity to finance and operate American International Group's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of American International Group management's plans could be materially different, or that one or more of American International Group management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, American International Group may need additional U.S. government support to meet its obligations as they come due. If American International Group is unable to meet its obligations as they come due, management believes this could have a material effect upon the Company and its operations. However, management does not currently anticipate a material impact on the financial statements of the Separate Account as the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company.

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2009, 2008, 2007, 2006 and 2005, follows:

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets      Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
Balanced Growth Strategy (Class 3)
2009     71,676  13.63  to 14.09        997,937    1.40% to 1.75%     3.91%     -22.78%    to -22.51%
2008     90,369  17.65  to 18.18      1,632,172    1.40% to 1.75%     2.44%       0.77%    to   1.12%
2007     70,910  17.52  to 17.98      1,268,491    1.40% to 1.75%     2.05%       8.95%    to   9.28%(7)
2006     39,141  16.08  to 16.45        643,750    1.40% to 1.75%     2.52%       5.93%    to   8.66%(7)
2005         17  14.80                      244             1.75%     0.00%      -2.24%(4)

Conservative Growth Strategy (Class 3)
2009     32,773  13.89  to 14.19        459,232    1.40% to 1.75%     4.49%     -18.34%    to -18.05%
2008     52,606  17.01  to 17.31(6)     906,478    1.40% to 1.75%     2.57%       0.40%    to   0.75%
2007     22,329  16.95  to 17.19(6)     380,357    1.40% to 1.75%     3.00%       8.14%    to   8.51%(7)
2006      5,667  15.67  to 15.84(6)      89,391    1.40% to 1.75%     1.90%       3.14%    to   6.44%(7)
2005         17  14.72                      245             1.75%     0.00%      -1.84%(4)

Growth Strategy (Class 3)
2009    108,636  13.75  to 14.06      1,517,092    1.40% to 1.75%     2.24%     -29.15%    to -28.90%
2008    115,469  19.40  to 19.78      2,272,751    1.40% to 1.75%     1.34%      -0.51%    to  -0.16%
2007     51,703  19.50  to 19.81(6)   1,018,776    1.40% to 1.75%     0.83%      10.17%    to  10.49%(7)
2006      5,944  17.70  to 17.93(6)     106,347    1.40% to 1.75%     0.61%       0.47%    to  14.18%(7)
2005         16  15.50                      242             1.75%     0.00%      -2.90%(4)

Moderate Growth Strategy (Class 3)
2009    186,541  13.56  to 14.06      2,587,535    1.40% to 1.75%     3.16%     -26.18%    to -25.92%
2008    173,988  18.36  to 18.97      3,264,078    1.40% to 1.75%     1.91%      -0.84%    to  -0.49%
2007     96,515  18.52  to 19.07      1,823,836    1.40% to 1.75%     1.18%       9.49%    to   9.94%(7)
2006     46,516  16.91  to 17.34        801,507    1.40% to 1.75%     0.92%       2.35%    to  11.94%(7)
2005         16  15.11                      243             1.75%     0.00%      -2.66%(4)

Allocation Balanced Portfolio (Class 3)
2009  1,181,068   8.73  to  8.89     10,440,191    1.40% to 1.75%     2.30%     -22.60%    to -22.33%
2008    906,005  11.28  to 11.45     10,314,025    1.40% to 1.75%     1.27%      -1.83%    to  -1.48%
2007    572,476  11.49  to 11.62      6,625,880    1.40% to 1.75%     0.00%       8.31%    to   8.69%(7)
2006     86,583  10.61  to 10.69        923,761    1.40% to 1.75%     0.99%       2.21%    to   8.91%(7)
2005         40   9.74  to  9.75            389    1.55% to 1.75%     0.00%      -2.58%(5) to  -2.54%(5)

Allocation Growth Portfolio (Class 3)
2009    533,509   7.58  to  7.70      4,086,728    1.40% to 1.75%     3.53%     -36.92%    to -36.70%
2008    625,916  12.02  to 12.16      7,579,195    1.40% to 1.75%     1.15%      -5.54%    to  -5.21%
2007    388,054  12.72  to 12.83      4,964,579    1.40% to 1.75%     0.00%      11.08%    to  11.52%(7)
2006     94,709  11.45  to 11.50      1,087,834    1.40% to 1.75%     0.65%      10.85%    to  19.68%(7)
2005         40   9.57                      382    1.55% to 1.75%     0.00%      -4.31%(5) to  -4.27%(5)

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets     Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
Allocation Moderate Growth Portfolio (Class 3)
2009  3,185,273   7.97  to  8.09     25,594,877    1.40% to 1.75%     2.58%     -32.38%    to -32.15%
2008  1,832,106  11.79  to 11.93     21,737,044    1.40% to 1.75%     0.99%      -4.27%    to  -3.94%
2007    930,994  12.32  to 12.42     11,520,068    1.40% to 1.75%     0.00%      10.23%    to  10.65%(7)
2006    154,062  11.18  to 11.22      1,725,548    1.40% to 1.75%     1.36%       8.07%    to  16.04%(7)
2005         40   9.63                      384    1.55% to 1.75%     0.00%      -3.69%(5) to  -3.65%(5)

Allocation Moderate Portfolio (Class 3)
2009  1,417,635   8.35  to  8.50     11,965,228    1.40% to 1.75%     3.21%     -27.70%    to -27.44%
2008  1,412,716  11.55  to 11.71     16,436,154    1.40% to 1.75%     1.29%      -3.07%    to  -2.73%
2007    927,684  11.92  to 12.04     11,110,036    1.40% to 1.75%     0.00%       9.41%    to   9.79%
2006    206,977  10.89  to 10.97      2,263,212    1.40% to 1.75%     0.80%       4.53%    to  12.46%(7)
2005         40   9.68  to  9.69            387    1.55% to 1.75%     0.00%      -3.16%(5) to  -3.12%(5)

Cash Management Portfolio (Class 3)
2009    576,228  10.78  to 11.12      6,288,383    1.40% to 1.75%     1.64%      -1.46%    to  -1.11%
2008    154,969  10.94  to 11.25      1,733,654    1.40% to 1.75%     3.72%       1.23%    to   1.58%
2007    120,573  10.81  to 11.07      1,329,273    1.40% to 1.75%     2.61%       2.77%    to   3.13%(7)
2006     88,126  10.52  to 10.74        940,013    1.40% to 1.75%     0.02%       0.73%    to   1.25%(7)
2005         24  10.44                      249             1.75%     0.00%      -0.49%(4)

Diversified Fixed Income Portfolio (Class 3)
2009     84,740  11.99  to 12.74      1,054,725    1.40% to 1.75%     3.92%      -1.73%    to  -1.39%
2008     87,965  12.20  to 12.92      1,107,827    1.40% to 1.75%     2.97%       3.97%    to   4.34%
2007     55,342  11.74  to 12.39        664,429    1.40% to 1.75%     2.66%       4.54%    to   5.02%(7)
2006     10,121  11.23  to 11.79        116,944    1.40% to 1.75%     1.69%      -2.95%    to  -2.32%(7)
2005         21  11.57                      249             1.75%     0.00%      -0.40%(4)

Focus Growth and Income Portfolio (Class 3)
2009     37,734   6.69  to  6.93        258,560    1.40% to 1.75%     0.24%     -36.29%    to -36.07%
2008     38,023  10.50  to 10.84        408,064    1.40% to 1.75%     0.52%      -8.80%    to  -8.48%
2007     28,508  11.51  to 11.85        333,411    1.40% to 1.75%     1.02%      11.90%    to  12.72%(7)
2006      6,709  10.29  to 10.51         70,458    1.40% to 1.75%     0.16%      11.82%    to  14.50%(7)
2005         27   8.98                      242             1.75%     0.00%      -4.22%(4)

Focus Growth Portfolio (Class 3)
2009     48,768   5.40  to  5.56        268,964    1.40% to 1.75%     0.00%     -36.89%    to -36.67%
2008     39,962   8.55  to  8.78        347,903    1.40% to 1.75%     0.00%       4.87%    to   5.24%
2007     21,391   8.15  to  8.34        177,536    1.40% to 1.75%     0.00%       2.51%    to   2.96%(7)
2006     36,219   7.96  to  8.10        292,884    1.40% to 1.75%     0.00%       9.82%    to  18.45%(7)
2005         36   6.72                      239             1.75%     0.00%      -6.14%(4)

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets     Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
Focus TechNet Portfolio (Class 3)
2009     69,148   3.71  to  3.83        260,876    1.40% to 1.75%     0.00%     -27.51%    to -27.25%
2008     95,907   5.11  to  5.27        499,639    1.40% to 1.75%     0.00%      -0.33%    to   0.02%
2007     75,123   5.13  to  5.27        392,336    1.40% to 1.75%     0.00%      -2.42%    to  -2.10%(7)
2006     52,117   5.26  to  5.38        279,371    1.40% to 1.75%     0.00%       0.78%    to  29.41%(7)
2005         55   4.06                      223             1.75%     0.00%     -13.97%(4)

Focus Value Portfolio (Class 3)
2009     46,019  11.76  to 12.22        552,040    1.40% to 1.75%     1.69%     -32.11%    to -31.87%
2008     65,907  17.32  to 17.94      1,166,696    1.40% to 1.75%     0.76%      -8.40%    to  -8.08%
2007     51,431  18.91  to 19.52        993,980    1.40% to 1.75%     0.23%      20.63%    to  20.91%(7)
2006     31,448  15.68  to 16.14        504,481    1.40% to 1.75%     0.00%       9.80%    to  18.25%(7)
2005         18  13.26                      242             1.75%     0.00%      -2.34%(4)

International Equity Portfolio (Class 3)
2009    291,435   6.82  to  6.99      2,012,829    1.40% to 1.75%     2.28%     -44.61%    to -44.41%
2008    318,387  12.31  to 12.58      3,964,603    1.40% to 1.75%     0.67%      -3.68%    to  -3.34%
2007    243,394  12.78  to 13.01      3,141,210    1.40% to 1.75%     0.39%      13.94%    to  14.35%(7)
2006     79,167  11.22  to 11.38        894,223    1.40% to 1.75%     0.23%      24.78%    to  31.74%(7)
2005         29   8.52                      245             1.75%     0.00%      -0.78%(4)

Large Cap Composite Portfolio (Class 3)
2009     46,111   6.77  to  6.95        319,306    1.40% to 1.75%     0.99%     -36.87%    to -36.65%
2008     42,898  10.73  to 10.97        468,793    1.40% to 1.75%     0.48%      -5.79%    to  -5.46%
2007     34,559  11.39  to 11.60        399,871    1.40% to 1.75%     0.38%      12.28%    to  17.79%(7)(8)
2006      4,292  10.14  to 10.30         43,538    1.60% to 1.75%     0.66%      11.82%    to  12.40%(7)
2005         26   9.07                      240             1.75%     0.00%      -4.27%(4)

Large Cap Growth Portfolio (Class 3)
2009    115,558   6.87  to  7.05        805,093    1.40% to 1.75%     0.00%     -35.93%    to -35.70%
2008    118,614  10.72  to 10.97      1,287,645    1.40% to 1.75%     0.45%       5.73%    to   6.10%
2007     83,001  10.14  to 10.34        849,007    1.40% to 1.75%     0.00%       7.65%    to   8.10%(7)
2006     25,684   9.42  to  9.56        244,604    1.40% to 1.75%     0.08%       6.33%    to  13.39%(7)
2005         29   8.31                      241             1.75%     0.00%      -3.91%(4)

Large Cap Value Portfolio (Class 3)
2009    124,218   9.30  to  9.82      1,188,761    1.40% to 1.75%     1.61%     -36.41%    to -36.18%
2008    139,347  14.62  to 15.39      2,090,311    1.40% to 1.75%     0.95%      -7.79%    to  -7.46%
2007    100,643  15.85  to 16.63      1,630,450    1.40% to 1.75%     0.71%      14.96%    to  15.37%(7)
2006     26,456  13.79  to 14.41        373,348    1.40% to 1.75%     0.74%       9.70%    to  14.63%(7)
2005         20  12.03                      243             1.75%     0.00%      -2.53%(4)

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets     Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
Mid Cap Growth Portfolio (Class 3)
2009     41,550  12.08  to 12.41        509,369    1.40% to 1.75%     0.00%     -36.75%    to -36.53%
2008     41,065  19.10  to 19.55        794,756    1.40% to 1.75%     0.00%      -0.79%    to  -0.45%
2007     25,998  19.25  to 19.63        505,758    1.40% to 1.75%     0.00%       7.71%    to   8.09%(7)
2006     14,053  17.88  to 18.17        255,105    1.40% to 1.75%     0.00%      16.70%    to  29.40%(7)
2005         17  13.81                      233             1.75%     0.00%      -7.54%(4)

Mid Cap Value Portfolio (Class 3)
2009     51,941  13.81  to 15.12        760,262    1.40% to 1.75%     0.93%     -37.16%    to -36.94%
2008     65,887  21.97  to 23.98      1,519,319    1.40% to 1.75%     0.54%     -13.13%    to -12.82%
2007     54,810  25.29  to 27.51      1,453,189    1.40% to 1.75%     0.44%      16.07%    to  16.48%(7)
2006     28,625  21.79  to 23.62        654,914    1.40% to 1.75%     0.43%       8.80%    to  18.87%(7)
2005      4,357  18.33  to 18.57         80,917    1.55% to 1.75%     0.00%      -2.67%(4) to  -2.11%(4)

Small Cap Portfolio (Class 3)
2009    114,965   7.73  to  7.95        904,155    1.40% to 1.75%     0.00%     -31.02%    to -30.78%
2008    113,800  11.20  to 11.48      1,294,516    1.40% to 1.75%     0.00%     -16.98%    to -16.69%
2007     81,240  13.49  to 13.79      1,114,711    1.40% to 1.75%     0.00%       6.88%    to   7.24%(7)
2006     46,460  12.62  to 12.85        596,709    1.40% to 1.75%     0.00%      19.45%    to  23.28%(7)
2005         23  10.24                      232             1.75%     0.00%      -7.76%(4)

Strategic Fixed Income Portfolio (Class 3)
2009    105,978   9.53  to  9.73      1,022,857    1.40% to 1.75%     6.77%     -11.20%    to -10.89%
2008    113,611  10.73  to 10.92      1,232,395    1.40% to 1.75%     4.71%      -0.92%    to  -0.57%
2007     88,396  10.83  to 10.99        966,071    1.40% to 1.75%     3.64%       7.08%    to   7.43%(7)
2006     32,221  10.11  to 10.22        328,819    1.40% to 1.75%     2.84%       1.87%    to   4.72%(7)
2005         40   9.66  to  9.67            386    1.55% to 1.75%     0.00%      -3.44%(5) to  -3.33%(5)

American Funds Global Growth SAST Portfolio (Class 3)
2009     19,112   7.58  to  7.63        145,316    1.40% to 1.75%     1.18%     -35.29%    to -35.09%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

American Funds Growth SAST Portfolio (Class 3)
2009      8,167   6.79  to  6.84         55,669    1.40% to 1.75%     0.46%     -38.92%    to -38.62%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets     Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
American Funds Growth-Income SAST Portfolio (Class 3)
2009     13,882   6.82  to  6.86         94,984    1.40% to 1.75%     0.86%     -36.05%    to -35.83%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

VIP Contrafund Portfolio (Service Class 2)
2009     24,942   6.07  to  6.10        151,594    1.40% to 1.75%     1.17%     -39.32%    to -39.04%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

VIP Equity-Income Portfolio (Service Class 2)
2009     32,404   5.66  to  5.68        183,662     1.40% to 1.75%    4.04%     -43.42%    to -43.22%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

VIP Investment Grade Bond Portfolio (Service Class 2)
2009     88,206   9.73  to  9.78        859,973    1.40% to 1.75%     9.89%      -2.66%    to  -2.25%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

VIP Mid Cap Portfolio (Service Class 2)
2009     46,106   6.63  to  6.66        306,481    1.40% to 1.75%     0.27%     -33.69%    to -33.44%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

VIP Overseas Portfolio (Service Class 2)
2009     34,642   5.40  to  5.42        187,440    1.40% to 1.75%     4.35%     -46.00%    to -45.76%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8. UNIT VALUES (continued)

                     At April 30                             For the Year Ended April 30
      -----------------------------------------  ---------------------------------------------------
                 Unit Fair Value                  Expense Ratio    Investment       Total Return
                    Lowest to        Net Assets     Lowest          Income           Lowest to
Year    Units      Highest ($)           ($)     to Highest (1)     Ratio (2)        Highest (3)
----  ---------  ---------------     ----------  ---------------   ----------   --------------------
T. Rowe Price Blue Chip Growth Portfolio (Class II)
2009      5,616   6.54  to  6.56         36,767    1.40% to 1.75%     0.17%     -34.61%    to -34.40%(7)
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

T. Rowe Price Equity Income Portfolio (Class II)
2009     29,858   6.18  to  6.21        184,768    1.40% to 1.75%     2.58%     -38.23%    to -37.91%
2008         --               --             --               --        --                        --
2007         --               --             --               --        --                        --
2006         --               --             --               --        --                        --
2005         --               --             --               --        --                        --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  For Period from December 20, 2004 (inception) to April 30, 2005.

(5)  For Period from February 14, 2005 (inception) to April 30, 2005.

(6) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(7) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(8)  For the period from July 27, 2006 (inception) to April 30, 2007.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of FS Variable Annuity Account Five are included herein:
     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of April 30, 2009


     -   Schedule of Portfolio Investments as of April 30, 2009


     -   Statement of Operations for the year ended April 30, 2009


     - Statement of Changes in Net Assets for the years ended April 30, 2009 and 2008

     -   Notes to Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, File Nos. 333-146452 and 811-08369, filed on April 29, 2009, Accession
No. 0000950134-09-008768:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2008 and 2007
     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
     -   Notes to Financial Statements

(b) Exhibits


(1)   Resolutions Establishing Separate Account.....................................    2
(2)   Custody Agreements............................................................    Not Applicable
(3)   (a)  Form of Distribution Agreement...........................................    3
      (b)  Form of Selling Agreement................................................    3
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract................................................    4
      (b)  Death Benefit Endorsement................................................    3
      (c)  Optional Guaranteed Minimum Account Value Endorsement....................    3
      (d)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement...............    5
      (e)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
           Endorsement..............................................................    7
      (f)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
           Rider....................................................................    8
      (g)  Optional Guaranteed Minimum Withdrawal Benefit For Two Lives Rider.......    8
      (h)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.......    10
      (i)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.......    10
      (j)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.......    10
      (k)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement.......    10
      (l)  Form of Optional Guaranteed Living Benefit Endorsement...................    11
      (m)  Form of Optional Guaranteed Living Benefit Endorsement...................    13
      (n)  Form of Optional Guaranteed Living Benefit Endorsement...................    13
      (o)  Form of Optional Guaranteed Living Benefit Endorsement...................    13
      (p)  Form of Return of Purchase Payment Death Benefit Endorsement.............    13
      (q)  Form of Maximum Anniversary Value Optional Death Benefit Endorsement.....    13
(5)   Application for Contract......................................................    4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Certificate of Incorporation........................    1
      (b)  Amended and Restated Bylaws..............................................    1
(7)   Reinsurance Contract..........................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of American Funds Insurance Series and SunAmerica Series Trust
           Master-Feeder Fund Participation Agreement...............................    9
      (b)  Form of Fidelity Variable Insurance Products Trust Fund Participation
           Agreement................................................................    12
      (c)  Form of T. Rowe Price Equity Series, Inc. Fund Participation Agreement...    12
      (d)  Form of Seasons Series Trust Fund Participation Agreement................    3

(9)   Opinion of Counsel and Consent of Depositor...................................    10
(10)  Consent of Independent Registered Public Accounting Firm......................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.....................................    Not Applicable
(12)  Initial Capitalization Agreement..............................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled By
           or Under Common Control with First SunAmerica Life Insurance Company, the
           Depositor of Registrant..................................................    13
      (b)  Power of Attorney -- First SunAmerica Life Insurance Company Directors...    13
      (c)  Support Agreement of American International Group, Inc...................    6


--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Initial Registration Statement, File Nos. 333-116026 and 811-08369, filed on May 28, 2004, Accession No. 0001193125-04-
   096250.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 9, 2004, Accession No. 0001193125-04-210437.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-116026 and 811-08369, filed on February 1, 2005, Accession No. 0001193125-05-016305.

5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-116026 and 811-08369, filed on April 25, 2005, Accession No. 0001193125-05-083915.

6 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-116026 and 811-08369, filed on August 29, 2005, Accession No. 0000950129-05-008800.

7 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7, File Nos. 333-102137 and 811-08810, filed on October 21, 2005, Accession No. 0000950129-05-009958.

8 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-116026 and 811-08369, filed on May 1, 2006, Accession No. 0000950148-06-000044.

9 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.

10 Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-146452 and 811-08369, filed on January 31, 2008, Accession No. 0000950148-08-000023.

11 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   4, File Nos. 333-146452 and 811-08369, filed on April 29, 2008, Accession No. 0000950124-08-002116.

12 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   5, File Nos. 333-146452 and 811-08369, filed on August 26, 2008, Accession No. 0000950137-08-011128.

13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Jana W. Greer(1)..............   Director and Executive Vice President
Bruce R. Abrams(2)............   Director and Executive Vice President
Christine A. Nixon............   Director, Senior Vice President and Secretary
Patrick J. Foley(5)...........   Director
Jack R. Harnes(6).............   Director
David L. Herzog(3)............   Director
Christopher J. Swift(3).......   Director
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President, General Counsel and Chief
                                 Compliance Officer (Rule 38A-1)
Timothy W. Still(1)...........   Senior Vice President
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(4)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(7)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Edward T. Texeria(1)..........   Vice President
Virginia N. Puzon.............   Assistant Secretary



--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019

(3)    70 Pine Street, New York, NY 10270


(4)    2727 Allen Parkway, Houston, TX 77019



(5)    130 Water Street, New York, NY 10005



(6)    64 South Quaker Hill Road, Pawling, NY 12564



(7)    205 East 10th Street, Amarillo, TX 79101



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see
Exhibit 13(a). An organizational chart for American International Group, Inc. can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734, filed March 2, 2009.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2009, the number of Seasons Select II contracts funded by FS Variable Annuity Account Five was 156 of which 97 were qualified contracts and 59 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:


     SunAmerica Annuity and Life Assurance Company -- Variable Separate Account SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account One
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account
     Two
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Four
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Five
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Seven
     SunAmerica Annuity and Life Assurance Company -- Variable Annuity Account Nine
     First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine Anchor Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
Stephen A. Maginn(1).....   Director
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary



--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Annuity Account Five certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 17th day of July, 2009.

                                        FS VARIABLE ANNUITY ACCOUNT FIVE
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President       July 17, 2009
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                   July 17, 2009
-----------------------------
BRUCE R. ABRAMS


MICHAEL J. AKERS*                              Director                    July 17, 2009
-----------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                              Director                    July 17, 2009
-----------------------------
PATRICK J. FOLEY


N. SCOTT GILLIS*                     Senior Vice President, Chief          July 17, 2009
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)


JANA W. GREER*                                 Director                    July 17, 2009
-----------------------------
JANA W. GREER


JACK R. HARNES*                                Director                    July 17, 2009
-----------------------------
JACK R. HARNES

          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----


DAVID L. HERZOG*                               Director                    July 17, 2009
-----------------------------
DAVID L. HERZOG


CHRISTINE A. NIXON*                            Director                    July 17, 2009
-----------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                          Director                    July 17, 2009
-----------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                   Senior Vice President and            July 17, 2009
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MANDA GHAFERI                          Attorney-in-Fact                July 17, 2009
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT NO.                                     DESCRIPTION
-----------                                     -----------
    (10)     Consent of Independent Registered Public Accounting Firm